UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31, 2012

Date of reporting period: February 28, 2013

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 96.32%

Consumer Discretionary : 16.22%

Hotels, Restaurants & Leisure : 5.46%
Carnival Corporation	136,500	$4,882,605
Darden Restaurants Incorporated «	123,600	5,718,972
McDonald’s Corporation	82,700	7,930,930

		18,532,507

Household Durables : 3.39%
NVR Incorporated †	11,400	11,504,880

Media : 3.62%
Omnicom Group Incorporated «	213,400	12,276,902

Multiline Retail : 2.21%
Kohl’s Corporation	162,500	7,491,250

Specialty Retail : 1.54%
Best Buy Company Incorporated «	318,460	5,225,929

Consumer Staples : 11.62%

Beverages : 3.05%
Coca-Cola Enterprises Incorporated	160,400	5,739,112
Diageo plc ADR «	38,500	4,608,835

		10,347,947

Household Products : 5.45%
Colgate-Palmolive Company	57,300	6,556,839
Henkel AG & Company KGaA ADR «	66,500	4,926,792
Procter & Gamble Company	92,300	7,031,414

		18,515,045

Personal Products : 1.24%
Avon Products Incorporated	214,600	4,195,430

Tobacco : 1.88%
Philip Morris International	69,400	6,367,450

Energy : 5.90%

Oil, Gas & Consumable Fuels : 5.90%
Chevron Corporation	55,100	6,454,965
Devon Energy Corporation	119,000	6,456,940
Exxon Mobil Corporation	79,600	7,128,180

		20,040,085

Financials : 21.74%

Capital Markets : 5.28%
Charles Schwab Corporation	298,000	4,839,520
State Street Corporation	231,100	13,077,949

		17,917,469

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value
Commercial Banks : 2.06%
PNC Financial Services Group Incorporated	112,002	$6,987,805

Consumer Finance : 2.75%
American Express Company	150,400	9,347,360

Diversified Financial Services : 6.94%
Bank of America Corporation	431,200	4,842,376
Berkshire Hathaway Incorporated Class B †	70,400	7,192,064
JPMorgan Chase & Company	235,300	11,510,876

		23,545,316

Insurance : 4.71%
AXIS Capital Holdings Limited	149,500	6,089,135
The Progressive Corporation «	227,200	5,534,592
Willis Group Holdings plc	114,600	4,363,968

		15,987,695

Health Care : 11.59%

Health Care Equipment & Supplies : 3.93%
Baxter International Incorporated	98,500	6,658,600
Becton Dickinson & Company «	75,900	6,683,754

		13,342,354

Health Care Providers & Services : 4.61%
Cardinal Health Incorporated	148,300	6,852,943
Quest Diagnostics Incorporated	156,600	8,796,222

		15,649,165

Pharmaceuticals : 3.05%
Johnson & Johnson Services Incorporated	136,100	10,358,571

Industrials : 10.91%

Aerospace & Defense : 2.54%
Raytheon Company «	158,300	8,638,431

Air Freight & Logistics : 1.44%
United Parcel Service Incorporated Class B	59,000	4,876,350

Commercial Services & Supplies : 1.95%
Cintas Corporation «	150,700	6,615,730

Industrial Conglomerates : 2.77%
3M Company	90,300	9,391,200

Machinery : 2.21%
Illinois Tool Works Incorporated	122,300	7,521,450

Information Technology : 11.03%

Electronic Equipment, Instruments & Components : 3.28%
Molex Incorporated Class A	206,000	4,680,320
TE Connectivity Limited	161,200	6,468,956

		11,149,276

2

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name			Shares	Value
IT Services : 3.92%
Fiserv Incorporated «†			80,600	$6,618,066
Western Union Company			476,000	6,678,280

				13,296,346

Semiconductors & Semiconductor Equipment : 2.52%
Lam Research Corporation †			201,800	8,536,140

Software : 1.31%
Microsoft Corporation			160,000	4,448,000

Materials : 3.75%

Containers & Packaging : 3.75%
Ball Corporation «			153,100	6,799,171
Rock-Tenn Company Class A			67,200	5,943,840

				12,743,011

Telecommunication Services : 2.08%

Wireless Telecommunication Services : 2.08%
Vodafone Group plc ADR			280,100	7,041,714

Utilities : 1.48%

Electric Utilities : 1.48%
Entergy Corporation			80,600	5,018,156

Total Common Stocks (Cost $258,252,819)				326,908,964

		Dividend yield
Preferred Stocks : 1.12%

Consumer Staples : 1.12%

Household Products : 1.12%
Henkel AG & Company KGaA ADR ±		1.16%	43,100	3,803,950

Total Preferred Stocks (Cost $1,574,726)				3,803,950

Short-Term Investments : 13.07%

		Yield
Investment Companies : 13.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13	6,929,436	6,929,436
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.18	37,410,875	37,410,875

Total Short-Term Investments (Cost $44,340,311)				44,340,311

Total investments in securities (Cost $304,167,856)*	110.51%			375,053,225
Other assets and liabilities, net	(10.51)			(35,660,455)

Total net assets	100.00%			$339,392,770

«	All or a portion of this security is on loan.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.

3

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO

(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $315,761,095 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$78,551,095
Gross unrealized depreciation	(19,258,965)

Net unrealized appreciation	$59,292,130

4

Wells Fargo Advantage C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$321,982,172	$4,926,792	$0	$326,908,964
Preferred stocks	0	3,803,950	0	3,803,950
Short-term investments
Investment companies	6,929,436	37,410,875	0	44,340,311

	$328,911,608	$46,141,617	$0	$375,053,225

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 98.56%

Consumer Discretionary : 22.06%

Auto Components : 0.11%
BorgWarner Incorporated «†	2,200	$163,702

Distributors : 0.15%
LKQ Corporation †	11,100	235,209

Hotels, Restaurants & Leisure : 4.25%
Chipotle Mexican Grill Incorporated «†	4,350	1,378,037
Marriott International Incorporated Class A	17,000	670,650
McDonald’s Corporation	11,090	1,063,531
Starbucks Corporation	55,641	3,050,240
Wynn Resorts Limited	2,860	334,334

		6,496,792

Internet & Catalog Retail : 3.53%
Amazon.com Incorporated †	11,940	3,155,384
priceline.com Incorporated †	3,265	2,244,949

		5,400,333

Media : 0.96%
CBS Corporation Class B	34,030	1,476,562

Multiline Retail : 3.87%
Dollar General Corporation †	42,431	1,966,253
Dollar Tree Incorporated †	59,480	2,687,604
Nordstrom Incorporated	23,290	1,262,784

		5,916,641

Specialty Retail : 6.48%
Bed Bath & Beyond Incorporated †	3,130	177,628
CarMax Incorporated «†	36,170	1,389,290
Dick’s Sporting Goods Incorporated	21,715	1,085,750
GNC Holdings Incorporated Class A	14,500	594,500
Home Depot Incorporated	22,030	1,509,055
Limited Brands Incorporated «	24,890	1,132,993
O’Reilly Automotive Incorporated †	7,040	716,250
Ross Stores Incorporated	8,750	507,150
TJX Companies Incorporated	29,290	1,317,171
Tractor Supply Company	10,000	1,039,900
Ulta Salon Cosmetics & Fragrance Incorporated	5,100	451,656

		9,921,343

Textiles, Apparel & Luxury Goods : 2.71%
lululemon athletica incorporated «†	29,470	1,975,964
Michael Kors Holdings Limited †	13,695	811,840
Nike Incorporated Class B	10,630	578,910
Under Armour Incorporated Class A «†	5,000	246,400
VF Corporation	3,340	538,608

		4,151,722

Consumer Staples : 5.66%

Beverages : 1.86%
Anheuser-Busch Companies Incorporated ADR	12,980	1,219,990
The Coca-Cola Company	29,300	1,134,496

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value
Beverages (continued)
Monster Beverage Corporation †	9,600	$484,128

		2,838,614

Food & Staples Retailing : 3.50%
Costco Wholesale Corporation	13,050	1,321,835
Walgreen Company «	13,690	560,469
Whole Foods Market Incorporated	40,650	3,480,453

		5,362,757

Personal Products : 0.30%
Estee Lauder Companies Incorporated Class A	7,200	461,520

Energy : 5.22%

Energy Equipment & Services : 1.28%
National Oilwell Varco Incorporated	10,075	686,410
Schlumberger Limited	16,276	1,267,087

		1,953,497

Oil, Gas & Consumable Fuels : 3.94%
Concho Resources Incorporated †	15,160	1,363,794
Continental Resources Incorporated «†	4,360	383,680
Energy XXI (Bermuda) Limited «	11,200	332,976
Pioneer Natural Resources Company	24,310	3,058,441
The Williams Companies Incorporated	25,680	891,353

		6,030,244

Financials : 3.87%

Capital Markets : 1.82%
Ameriprise Financial Incorporated	23,390	1,605,256
Northern Trust Corporation «	4,030	214,275
TD Ameritrade Holding Corporation «	50,680	963,427

		2,782,958

Consumer Finance : 1.35%
American Express Company	26,664	1,657,168
Discover Financial Services	10,500	404,565

		2,061,733

Diversified Financial Services : 0.70%
IntercontinentalExchange Incorporated «†	6,950	1,075,999

Health Care : 15.36%

Biotechnology : 5.57%
Alexion Pharmaceuticals Incorporated †	30,380	2,635,161
Biogen IDEC Incorporated †	6,400	1,064,576
BioMarin Pharmaceutical Incorporated †	2,700	156,519
Celgene Corporation †	16,640	1,716,915
Gilead Sciences Incorporated «†	60,520	2,584,809
Onyx Pharmaceuticals Incorporated «†	3,800	286,178
Regeneron Pharmaceutical Incorporated †	500	83,500

		8,527,658

2

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Health Care Equipment & Supplies : 2.09%
Covidien plc	14,600	$928,122
Intuitive Surgical Incorporated †	4,440	2,263,912

		3,192,034

Health Care Providers & Services : 2.66%
AmerisourceBergen Corporation «	21,403	1,010,222
Catamaran Corporation †	20,700	1,111,797
Express Scripts Holding Corporation †	3,700	210,567
HCA Holdings Incorporated	23,176	859,598
UnitedHealth Group Incorporated	16,470	880,322

		4,072,506

Health Care Technology : 1.30%
Cerner Corporation «†	22,800	1,994,088

Life Sciences Tools & Services : 0.98%
Agilent Technologies Incorporated	21,380	886,842
Mettler-Toledo International Incorporated «†	2,880	612,864

		1,499,706

Pharmaceuticals : 2.76%
Actavis Incorporated †	900	76,644
Allergan Incorporated	16,540	1,793,267
Sanofi ADR	24,263	1,145,456
Shire plc ADR	12,270	1,149,208
Zoetis Incorporated †	1,468	49,105

		4,213,680

Industrials : 10.92%

Aerospace & Defense : 2.07%
Precision Castparts Corporation	10,903	2,034,391
United Technologies Corporation	12,440	1,126,442

		3,160,833

Air Freight & Logistics : 0.52%
United Parcel Service Incorporated Class B	9,690	800,879

Electrical Equipment : 0.71%
Eaton Corporation plc	17,480	1,083,236

Industrial Conglomerates : 1.50%
Danaher Corporation «	37,390	2,303,224

Machinery : 1.44%
Cummins Incorporated	9,259	1,072,840
Deere & Company	3,560	312,675
Flowserve Corporation	1,600	256,800
Joy Global Incorporated «	8,919	564,929

		2,207,244

Road & Rail : 4.06%
Hertz Global Holdings Incorporated «†	59,240	1,181,838
Kansas City Southern Railway Company	14,680	1,511,600
Norfolk Southern Corporation	1,600	116,880

3

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value
Road & Rail (continued)
Union Pacific Corporation	24,769	$3,396,078

		6,206,396

Trading Companies & Distributors : 0.62%
W.W. Grainger Incorporated	4,170	944,338

Information Technology : 30.64%

Communications Equipment : 2.88%
Cisco Systems Incorporated	25,700	535,845
Palo Alto Networks Incorporated «†	4,353	266,099
QUALCOMM Incorporated	55,000	3,609,650

		4,411,594

Computers & Peripherals : 5.25%
Apple Incorporated	17,401	7,680,801
EMC Corporation «†	15,152	348,648

		8,029,449

Internet Software & Services : 9.54%
Akamai Technologies Incorporated †	3,200	118,272
eBay Incorporated †	91,940	5,027,279
Facebook Incorporated Class A †	3,500	95,375
Google Incorporated Class A †	7,744	6,204,493
LinkedIn Corporation Class A †	6,240	1,049,443
Mercadolibre Incorporated «	5,300	453,733
Rackspace Hosting Incorporated «†	29,530	1,649,546

		14,598,141

IT Services : 7.50%
Accenture plc «	23,560	1,751,922
Alliance Data Systems Corporation «†	4,400	698,236
Cognizant Technology Solutions Corporation Class A †	41,350	3,174,440
MasterCard Incorporated Class A	4,120	2,133,418
Teradata Corporation †	12,710	737,943
Visa Incorporated Class A «	18,790	2,980,846

		11,476,805

Semiconductors & Semiconductor Equipment : 1.74%
Avago Technologies Limited	10,900	372,998
Linear Technology Corporation	5,600	214,144
Maxim Integrated Products Incorporated	19,780	616,740
Microchip Technology Incorporated «	40,140	1,463,906

		2,667,788

Software : 3.73%
Citrix Systems Incorporated †	7,790	552,311
Fortinet Incorporated †	28,100	679,458
Red Hat Incorporated †	23,971	1,217,967
Salesforce.com Incorporated †	11,981	2,027,425
Solarwinds Incorporated †	1,000	56,460
VMware Incorporated «†	16,310	1,171,547

		5,705,168

4

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name			Shares	Value
Materials : 3.92%

Chemicals : 3.92%
Airgas Incorporated			3,200	$320,896
Ecolab Incorporated «			7,970	610,104
Monsanto Company			30,900	3,121,827
Praxair Incorporated			17,250	1,950,112

				6,002,939

Telecommunication Services : 0.91%

Wireless Telecommunication Services : 0.91%
Crown Castle International Corporation †			19,950	1,392,500

Total Common Stocks (Cost $125,544,421)				150,819,832

		Yield
Short-Term Investments : 16.20%

Investment Companies : 16.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	1,966,723	1,966,723
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.18	22,833,750	22,833,750

Total Short-Term Investments (Cost $24,800,473)				24,800,473

Total investments in securities (Cost $150,344,894)*	114.76%			175,620,305
Other assets and liabilities, net	(14.76)			(22,592,787)

Total net assets	100.00%			$153,027,518

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $150,945,342 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,572,871
Gross unrealized depreciation	(1,897,908)

Net unrealized appreciation	$24,674,963

5

Wells Fargo Advantage Diversified Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$150,819,832	$0	$0	$150,819,832
Short-term investments
Investment companies	1,966,723	22,833,750	0	24,800,473

	$152,786,555	$22,833,750	$0	$175,620,305

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 97.97%

Consumer Discretionary : 13.68%

Hotels, Restaurants & Leisure : 1.76%
Life Time Fitness Incorporated «†	98,770	$4,162,168
Multimedia Games Holding Company †	52,000	972,400
SHFL entertainment Incorporated †	756,017	11,990,430
		17,124,998

Household Durables : 0.65%
SodaStream International Limited «†	133,900	6,372,301

Internet & Catalog Retail : 4.28%
HomeAway Incorporated «†	571,345	16,854,678
Shutterfly Incorporated «†	574,685	24,872,367
		41,727,045

Media : 1.61%
IMAX Corporation «†	608,910	15,648,987

Specialty Retail : 5.38%
Asbury Automotive Group Incorporated †	324,700	10,961,872
DSW Incorporated Class A	275,200	18,628,288
Five Below Incorporated †	79,332	3,157,414
Hibbett Sports Incorporated «†	70,750	3,738,430
Vitamin Shoppe Incorporated «†	304,280	15,989,914
		52,475,918

Consumer Staples : 2.77%

Food & Staples Retailing : 2.19%
The Fresh Market Incorporated «†	320,670	14,949,635
United Natural Foods Incorporated †	127,500	6,454,050
		21,403,685

Food Products : 0.58%
Annie’s Incorporated «†	133,900	5,618,444

Energy : 5.08%

Energy Equipment & Services : 0.27%
Forum Energy Technologies Incorporated «†	97,627	2,604,688

Oil, Gas & Consumable Fuels : 4.81%
Approach Resources Incorporated «†	508,170	12,577,208
Diamondback Energy Incorporated †	263,157	5,976,295
Kodiak Oil & Gas Corporation †	806,700	7,179,630
Laredo Petroleum Holdings Incorporated «†	498,531	8,544,821
Oasis Petroleum Incorporated †	343,300	12,599,110
		46,877,064

Financials : 5.44%

Capital Markets : 2.52%
Financial Engines Incorporated «†	751,630	24,563,268

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

Security name	Shares	Value
Consumer Finance : 1.24%
Portfolio Recovery Associates Incorporated «†	103,300	$12,078,353

Diversified Financial Services : 1.68%
MarketAxess Holdings Incorporated	419,451	16,383,756

Health Care : 19.63%

Biotechnology : 1.78%
Aegerion Pharmaceuticals Incorporated «†	81,947	2,468,244
Cepheid Incorporated «†	113,900	4,149,377
Exact Sciences Corporation †	215,420	2,300,686
Infinity Pharmaceuticals Incorporated «†	61,300	2,531,077
NPS Pharmaceuticals Incorporated «†	494,500	3,946,110
Raptor Pharmaceutical Corporation «†	393,900	1,957,683

		17,353,177

Health Care Equipment & Supplies : 9.94%
Abaxis Incorporated	90,000	3,817,800
Align Technology Incorporated «†	384,200	12,079,248
Cynosure Incorporated Class A †	571,578	16,192,805
DexCom Incorporated «†	647,070	9,660,755
Endologix Incorporated «†	1,854,094	27,922,656
HeartWare International Incorporated †	86,300	7,371,746
Novadaq Technologies Incorporated †	531,900	5,271,129
NxStage Medical Incorporated †	865,760	9,713,827
Spectranetics Corporation †	162,500	2,949,375
Volcano Corporation «†	89,430	1,935,265

		96,914,606

Health Care Providers & Services : 3.13%
Acadia Healthcare Company Incorporated †	434,600	11,829,812
MWI Veterinary Supply Incorporated †	82,800	10,454,328
Team Health Holdings Incorporated †	245,400	8,218,446

		30,502,586

Health Care Technology : 0.40%
HealthStream Incorporated †	181,500	3,882,285

Pharmaceuticals : 4.38%
Akorn Incorporated «†	1,828,335	25,231,023
Jazz Pharmaceuticals plc †	259,480	15,096,546
Santarus Incorporated †	181,000	2,401,870

		42,729,439

Industrials : 16.43%

Commercial Services & Supplies : 1.97%
InnerWorkings Incorporated «†	1,119,473	16,534,616
Team Incorporated †	59,951	2,629,451

		19,164,067

Machinery : 3.16%
Chart Industries Incorporated «†	130,385	9,460,736
Proto Labs Incorporated †	117,055	5,441,887
The ExOne Company «†	187,811	5,106,581
The Middleby Corporation «†	72,550	10,832,441

		30,841,645

2

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Professional Services : 5.00%
Advisory Board Company †	316,600	$16,086,446
Corporate Executive Board Company	215,800	11,683,412
On Assignment Incorporated †	960,313	20,992,442

		48,762,300

Road & Rail : 3.44%
Genesee & Wyoming Incorporated †	374,110	33,490,327

Trading Companies & Distributors : 2.86%
DXP Enterprises Incorporated †	314,616	19,569,115
Titan Machinery Incorporated «†	292,772	8,270,809

		27,839,924

Information Technology : 34.94%

Communications Equipment : 3.34%
Aruba Networks Incorporated «†	282,730	7,045,632
Ixia «†	1,173,941	23,807,523
Procera Networks Incorporated «†	144,801	1,694,172

		32,547,327

Computers & Peripherals : 0.49%
Stratasys Limited «†	75,500	4,767,070

Electronic Equipment, Instruments & Components : 1.51%
OSI Systems Incorporated †	256,000	14,753,280

Internet Software & Services : 8.15%
CoStar Group Incorporated †	96,700	9,741,558
Envestnet Incorporated †	1,018,430	15,622,716
Mercadolibre Incorporated «	142,030	12,159,188
OpenTable Incorporated «†	177,900	9,891,240
SciQuest Incorporated †	936,118	17,926,660
SPS Commerce Incorporated †	375,900	14,054,901

		79,396,263

IT Services : 2.69%
InterXion Holding NV †	202,400	5,005,352
Maximus Incorporated	76,400	5,560,391
Wex Incorporated «†	209,021	15,678,665

		26,244,408

Semiconductors & Semiconductor Equipment : 1.20%
Entegris Incorporated †	1,028,540	9,781,415
Silicon Laboratories Incorporated †	46,300	1,922,376

		11,703,791

Software : 17.56%
Aspen Technology Incorporated †	369,500	11,365,820
BroadSoft Incorporated «†	368,073	7,729,533
Ellie Mae Incorporated †	379,000	7,693,700
Fleetmatics Group plc «†	483,920	11,493,100
Fortinet Incorporated †	592,200	14,319,396
Guidewire Software Incorporated «†	252,201	9,217,947
Imperva Incorporated «†	352,991	12,884,172

3

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

Security name	Shares	Value
Software (continued)
Infoblox Incorporated †	333,421	$7,031,849
PROS Holdings Incorporated †	425,522	11,089,103
Solarwinds Incorporated †	334,864	18,906,421
Sourcefire Incorporated «†	367,400	19,703,662
Synchronoss Technologies Incorporated «†	588,460	17,753,838
Tyler Technologies Incorporated †	171,262	9,659,177
Ultimate Software Group Incorporated †	124,670	12,251,321

		171,099,039

Total Common Stocks (Cost $790,801,419)		954,870,041

		Yield
Short-Term Investments : 29.02%

Investment Companies : 29.02%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	17,172,970	17,172,970
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.18	265,666,522	265,666,522

Total Short-Term Investments (Cost $282,839,492)				282,839,492

Total investments in securities (Cost $1,073,640,911)*	126.99%			1,237,709,533
Other assets and liabilities, net	(26.99)			(263,040,524)

Total net assets	100.00%			$974,669,009

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,077,576,615 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$187,311,509
Gross unrealized depreciation	(27,178,591)

Net unrealized appreciation	$160,132,918

4

Wells Fargo Advantage Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$954,870,041	$0	$0	$954,870,041
Short-term investments
Investment companies	17,172,970	265,666,522	0	282,839,492

	$972,043,011	$265,666,522	$0	$1,237,709,533

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Equity Value Portfolio# Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.13%

Consumer Discretionary : 11.17%

Auto Components : 1.13%
Delphi Automotive plc †	26,000	$1,088,100
Magna International Incorporated Class A	14,100	750,402

		1,838,502

Automobiles : 1.02%
Ford Motor Company	57,700	727,597
General Motors Company †	34,000	923,100

		1,650,697

Household Durables : 1.42%
Newell Rubbermaid Incorporated	53,000	1,237,020
Pulte Homes Incorporated †	55,000	1,054,900

		2,291,920

Internet & Catalog Retail : 0.97%
Expedia Incorporated	12,700	810,768
priceline.com Incorporated †	1,100	756,338

		1,567,106

Media : 1.98%
Comcast Corporation Class A	50,243	1,999,169
Gannett Company Incorporated	60,500	1,214,235

		3,213,404

Specialty Retail : 4.65%
Abercrombie & Fitch Company Class A	26,000	1,212,380
Foot Locker Incorporated	90,000	3,077,100
Gap Incorporated	32,500	1,069,900
GNC Holdings Incorporated Class A	34,975	1,433,975
Staples Incorporated	55,000	724,900

		7,518,255

Consumer Staples : 7.84%

Food & Staples Retailing : 4.06%
CVS Caremark Corporation	67,800	3,465,936
Kroger Company	29,000	847,090
Walgreen Company	55,000	2,251,700

		6,564,726

Food Products : 2.16%
General Mills Incorporated	19,500	901,875
Mondelez International Incorporated Class A	65,000	1,797,250
Tyson Foods Incorporated Class A	35,000	793,450

		3,492,575

Household Products : 1.62%
Procter & Gamble Company	34,500	2,628,210

1

Wells Fargo Advantage Equity Value Portfolio# Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Energy : 15.43%

Energy Equipment & Services : 1.36%
Cameron International Corporation †	13,700	$872,964
Helmerich & Payne Incorporated	20,000	1,325,200

		2,198,164

Oil, Gas & Consumable Fuels : 14.07%
Anadarko Petroleum Corporation	25,800	2,053,164
Chevron Corporation	45,500	5,330,325
ConocoPhillips Company	27,300	1,582,035
Hess Corporation	59,000	3,923,500
HollyFrontier Corporation	25,000	1,405,000
Marathon Petroleum Corporation	13,500	1,118,880
Occidental Petroleum Corporation	33,700	2,774,521
Peabody Energy Corporation	70,000	1,509,200
Suncor Energy Incorporated	44,500	1,346,125
Valero Energy Corporation	38,000	1,732,420

		22,775,170

Financials : 23.92%

Capital Markets : 1.34%
Goldman Sachs Group Incorporated	9,095	1,362,067
Morgan Stanley	36,000	811,800

		2,173,867

Commercial Banks : 5.16%
Fifth Third Bancorp	150,000	2,376,000
KeyCorp	58,791	552,047
PNC Financial Services Group Incorporated	63,000	3,930,570
Regions Financial Corporation	195,000	1,491,750

		8,350,367

Consumer Finance : 2.39%
Capital One Financial Corporation	17,414	888,636
Discover Financial Services	77,125	2,971,626

		3,860,262

Diversified Financial Services : 6.94%
Bank of America Corporation	275,000	3,088,250
Citigroup Incorporated	72,700	3,051,219
JPMorgan Chase & Company	104,000	5,087,680

		11,227,149

Insurance : 8.09%
Allstate Corporation	44,000	2,024,880
American International Group Incorporated †	90,000	3,420,900
Fidelity National Title Group Incorporated	43,000	1,072,420
Lincoln National Corporation	68,832	2,033,297
MetLife Incorporated	92,000	3,260,480
Validus Holdings Limited	36,021	1,283,428

		13,095,405

2

Wells Fargo Advantage Equity Value Portfolio# Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Health Care : 10.97%

Biotechnology : 1.47%
Amgen Incorporated	26,000	$2,376,660

Health Care Equipment & Supplies : 2.03%
Becton Dickinson & Company «	9,900	871,794
CareFusion Corporation †	25,400	831,596
Medtronic Incorporated	35,225	1,583,716

		3,287,106

Health Care Providers & Services : 2.73%
Aetna Incorporated	31,414	1,482,427
McKesson Corporation	10,000	1,061,300
UnitedHealth Group Incorporated	35,000	1,870,750

		4,414,477

Life Sciences Tools & Services : 0.73%
Thermo Fisher Scientific Incorporated	16,000	1,180,800

Pharmaceuticals : 4.01%
Eli Lilly & Company	32,000	1,749,120
Johnson & Johnson Services Incorporated	20,600	1,567,866
Pfizer Incorporated	115,900	3,172,183

		6,489,169

Industrials : 8.97%

Airlines : 1.01%
Delta Air Lines Incorporated †	115,000	1,641,050

Industrial Conglomerates : 5.54%
Eaton Corporation plc	60,000	3,718,202
General Electric Company	226,000	5,247,720

		8,965,922

Machinery : 1.16%
AGCO Corporation	15,000	772,200
Terex Corporation †	33,500	1,099,135

		1,871,335

Trading Companies & Distributors : 1.26%
United Rentals Incorporated †	38,000	2,029,580

Information Technology : 9.14%

Communications Equipment : 2.98%
Cisco Systems Incorporated	200,000	4,170,000
Nokia Corporation ADR «	180,000	657,000

		4,827,000

Computers & Peripherals : 1.71%
Hewlett-Packard Company	79,700	1,605,158
Western Digital Corporation	24,500	1,155,420

		2,760,578

3

Wells Fargo Advantage Equity Value Portfolio# Portfolio of Investments — February 28, 2013 (unaudited)

Security name			Shares	Value
Internet Software & Services : 0.69%
Yahoo! Incorporated †			52,000	$1,108,120

Semiconductors & Semiconductor Equipment : 3.76%
Broadcom Corporation Class A			62,400	2,128,464
KLA-Tencor Corporation			14,800	810,448
NXP Semiconductors †			46,000	1,486,720
Skyworks Solutions Incorporated †			78,000	1,661,400

				6,087,032

Materials : 4.62%

Chemicals : 1.32%
LyondellBasell Industries NV Class A			36,500	2,139,630

Metals & Mining : 2.33%
Freeport-McMoRan Copper & Gold Incorporated Class B			79,000	2,521,680
Nucor Corporation			27,639	1,245,137

				3,766,817

Paper & Forest Products : 0.97%
International Paper Company			35,700	1,571,157

Telecommunication Services : 2.57%

Diversified Telecommunication Services : 2.57%
AT&T Incorporated			116,000	4,165,560

Utilities : 2.50%

Electric Utilities : 1.33%
PPL Corporation			70,000	2,157,400

Independent Power Producers & Energy Traders : 0.50%
NRG Energy Incorporated			33,500	804,000

Multi-Utilities : 0.67%
NiSource Incorporated			39,000	1,080,300

Total Common Stocks (Cost $139,360,984)				157,169,472

Short-Term Investments : 6.56%
Investment Companies : 6.56%		Yield
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	9,357,451	9,357,451
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.18	1,259,600	1,259,600

Total Short-Term Investments (Cost $10,617,051)				10,617,051

Total investments in securities (Cost $149,978,035)*	103.69%			167,786,523
Other assets and liabilities, net	(3.69)			(5,975,026)

Total net assets	100.00%			$161,811,497

#	After the close of business on April 19, 2013, Wells Fargo Advantage Large Company Value Portfolio acquired the net assets of the Portfolio in a tax-free exchange for shares of Wells Fargo Advantage Large Company Value Portfolio. Shareholders of the Portfolio received shares of Wells Fargo Advantage Large Company Value Portfolio.
†	Non-income-earning security

4

Wells Fargo Advantage Equity Value Portfolio# Portfolio of Investments — February 28, 2013 (unaudited)

«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $155,266,871 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,691,801
Gross unrealized depreciation	(6,172,149)

Net unrealized appreciation	$12,519,652

5

Wells Fargo Advantage Equity Value Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$157,169,472	$0	$0	$157,169,472
Short-term investments
Investment companies	9,357,451	1,259,600	0	10,617,051

	$166,526,923	$1,259,600	$0	$167,786,523

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 97.00%

Consumer Discretionary : 11.13%

Auto Components : 0.33%
BorgWarner Incorporated «†	21,534	$1,602,345
Delphi Automotive plc †	54,337	2,274,003
Johnson Controls Incorporated	125,811	3,959,272
The Goodyear Tire & Rubber Company †	45,071	585,022

		8,420,642

Automobiles : 0.43%
Ford Motor Company	701,488	8,845,764
Harley-Davidson Incorporated	41,629	2,190,934

		11,036,698

Distributors : 0.08%
Genuine Parts Company «	28,542	2,027,338

Diversified Consumer Services : 0.06%
Apollo Group Incorporated Class A †	18,407	310,526
H&R Block Incorporated «	49,915	1,240,887

		1,551,413

Hotels, Restaurants & Leisure : 1.73%
Carnival Corporation	82,034	2,934,356
Chipotle Mexican Grill Incorporated †	5,795	1,835,798
Darden Restaurants Incorporated «	23,662	1,094,841
International Game Technology	48,959	780,406
Marriott International Incorporated Class A	45,284	1,786,454
McDonald’s Corporation	184,721	17,714,744
Starbucks Corporation	136,814	7,500,143
Starwood Hotels & Resorts Worldwide Incorporated	36,058	2,175,379
Wyndham Worldwide Corporation	25,808	1,554,674
Wynn Resorts Limited	14,620	1,709,078
Yum! Brands Incorporated	83,128	5,443,221

		44,529,094

Household Durables : 0.33%
DR Horton Incorporated «	51,377	1,145,707
Garmin Limited «	20,089	689,856
Harman International Industries Incorporated	12,480	529,776
Leggett & Platt Incorporated «	25,994	794,897
Lennar Corporation «	30,204	1,165,572
Newell Rubbermaid Incorporated	52,915	1,235,036
Pulte Homes Incorporated «†	62,549	1,199,690
Whirlpool Corporation	14,324	1,617,896

		8,378,430

Internet & Catalog Retail : 1.08%
Amazon.com Incorporated †	66,672	17,619,409
Expedia Incorporated	17,122	1,093,068
Netflix Incorporated †	10,220	1,922,178
priceline.com Incorporated †	9,175	6,308,547
TripAdvisor Incorporated «†	20,166	916,746

		27,859,948

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Leisure Equipment & Products : 0.13%
Hasbro Incorporated «	21,276	$851,466
Mattel Incorporated	63,133	2,572,670

		3,424,136

Media : 3.38%
Cablevision Systems Corporation New York Group Class A	39,702	555,431
CBS Corporation Class B	108,721	4,717,404
Comcast Corporation Class A	488,907	19,453,610
DIRECTV Group Incorporated †	111,154	5,354,288
Discovery Communications Incorporated Class A «†	43,947	3,222,634
Gannett Company Incorporated «	42,278	848,519
Interpublic Group of Companies Incorporated	79,371	1,014,361
News Corporation Class A	370,977	10,684,138
Omnicom Group Incorporated «	48,606	2,796,303
Scripps Networks Interactive Incorporated	15,991	1,008,233
Time Warner Cable Incorporated	55,523	4,796,632
Time Warner Incorporrated	174,211	9,262,799
Viacom Incorporated Class B	85,003	4,969,275
Walt Disney Company	326,051	17,799,124
Washington Post Company Class B	828	329,991

		86,812,742

Multiline Retail : 0.76%
Dollar General Corporation †	48,314	2,238,871
Dollar Tree Incorporated †	41,803	1,888,869
Family Dollar Stores Incorporated	17,623	1,014,204
JCPenney Company Incorporated «	26,220	460,685
Kohl’s Corporation	38,934	1,794,857
Macy’s Incorporated	72,726	2,989,039
Nordstrom Incorporated	27,979	1,517,021
Target Corporation «	119,739	7,538,767

		19,442,313

Specialty Retail : 2.15%
Abercrombie & Fitch Company Class A	14,639	682,617
AutoNation Incorporated †	7,169	313,787
AutoZone Incorporated †	6,795	2,583,119
Bed Bath & Beyond Incorporated †	42,170	2,393,148
Best Buy Company Incorporated «	49,142	806,420
CarMax Incorporated †	42,099	1,617,023
GameStop Corporation Class A «	22,296	558,738
Gap Incorporated	54,689	1,800,362
Home Depot Incorporated	275,097	18,844,145
Limited Brands Incorporated	44,038	2,004,610
Lowe’s Companies Incorporated	206,928	7,894,303
O’Reilly Automotive Incorporated †	21,089	2,145,595
PetSmart Incorporated	19,774	1,287,485
Ross Stores Incorporated	40,916	2,371,491
Staples Incorporated «	123,987	1,634,149
Tiffany & Company	21,926	1,472,550
TJX Companies Incorporated	134,175	6,033,850
Urban Outfitters Incorporated †	20,135	815,870

		55,259,262

Textiles, Apparel & Luxury Goods : 0.67%
Coach Incorporated	52,196	2,522,633
Fossil Incorporated †	9,939	1,021,431
Nike Incorporated Class B	134,293	7,313,597
PVH Corporation	14,371	1,751,106
Ralph Lauren Corporation	11,278	1,956,395

2

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	16,214	$2,614,670

		17,179,832

Consumer Staples : 10.55%

Beverages : 2.34%
Beam Incorporated	29,275	1,786,653
Brown-Forman Corporation Class B «	27,886	1,829,879
Coca-Cola Enterprises Incorporated	49,645	1,776,298
Constellation Brands Incorporated Class A †	27,864	1,232,703
Crimson Wine Group Limited †	1	5
Dr Pepper Snapple Group Incorporated	38,290	1,670,210
Molson Coors Brewing Company	28,674	1,267,678
Monster Beverage Corporation †	27,431	1,383,345
PepsiCo Incorporated	284,604	21,564,445
The Coca-Cola Company	709,690	27,479,197

		59,990,413

Food & Staples Retailing : 2.26%
Costco Wholesale Corporation	79,561	8,058,734
CVS Caremark Corporation	229,378	11,725,803
Kroger Company	94,534	2,761,338
Safeway Incorporated «	44,084	1,051,844
Sysco Corporation «	108,149	3,478,072
Wal-Mart Stores Incorporated	307,744	21,782,120
Walgreen Company	158,063	6,471,099
Whole Foods Market Incorporated	31,745	2,718,007

		58,047,017

Food Products : 1.79%
Archer Daniels Midland Company	121,169	3,860,444
Campbell Soup Company «	32,974	1,357,210
ConAgra Foods Incorporated	74,981	2,557,602
Dean Foods Company †	34,081	565,745
General Mills Incorporated	118,714	5,490,523
H.J. Heinz Company	58,998	4,273,225
Hormel Foods Corporation «	24,667	922,792
JM Smucker Company	19,956	1,901,807
Kellogg Company	45,502	2,752,871
Kraft Foods Group Incorporated	108,996	5,283,036
McCormick & Company Incorporated «	24,381	1,640,110
Mead Johnson Nutrition Company	37,354	2,798,188
Mondelez International Incorporated Class A	326,965	9,040,582
The Hersey Company	27,515	2,293,100
Tyson Foods Incorporated Class A «	52,807	1,197,135

		45,934,370

Household Products : 2.20%
Clorox Company	24,005	2,016,660
Colgate-Palmolive Company	81,716	9,350,762
Kimberly-Clark Corporation «	71,992	6,787,406
Procter & Gamble Company	503,068	38,323,720

		56,478,548

Personal Products : 0.17%
Avon Products Incorporated	79,513	1,554,479

3

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Personal Products (continued)
Estee Lauder Companies Incorporated Class A	44,169	$2,831,233

		4,385,712

Tobacco : 1.79%
Altria Group Incorporated	372,597	12,500,629
Lorillard Incorporated	71,449	2,753,644
Philip Morris International	307,363	28,200,555
Reynolds American Incorporated «	59,647	2,605,381

		46,060,209

Energy : 10.80%

Energy Equipment & Services : 1.88%
Baker Hughes Incorporated	80,890	3,625,490
Cameron International Corporation †	45,393	2,892,442
Diamond Offshore Drilling Incorporated «	12,790	891,207
Ensco plc Class A ADR	42,738	2,570,263
FMC Technologies Incorporated †	43,740	2,270,543
Halliburton Company	170,739	7,087,376
Helmerich & Payne Incorporated	19,453	1,288,956
Nabors Industries Limited †	53,427	895,437
National Oilwell Varco Incorporated	78,546	5,351,339
Noble Corporation	46,498	1,665,558
Rowan Companies plc †	22,850	790,382
Schlumberger Limited	244,258	19,015,485

		48,344,478

Oil, Gas & Consumable Fuels : 8.92%
Anadarko Petroleum Corporation	91,950	7,317,381
Apache Corporation	71,992	5,346,846
Cabot Oil & Gas Corporation	38,608	2,392,538
Chesapeake Energy Corporation «	95,386	1,922,982
Chevron Corporation	360,100	42,185,715
ConocoPhillips Company	223,343	12,942,727
CONSOL Energy Incorporated	41,909	1,347,374
Denbury Resources Incorporated †	71,203	1,290,198
Devon Energy Corporation	69,299	3,760,164
EOG Resources Incorporated	49,839	6,265,261
EQT Corporation	27,527	1,736,678
Exxon Mobil Corporation	838,869	75,120,719
Hess Corporation	54,672	3,635,688
Kinder Morgan Incorporated	116,354	4,313,243
Marathon Oil Corporation	129,973	4,354,096
Marathon Petroleum Corporation	62,406	5,172,209
Murphy Oil Corporation	33,968	2,067,972
Newfield Exploration Company †	24,880	575,226
Noble Energy Incorporated	32,730	3,627,466
Occidental Petroleum Corporation	149,065	12,272,521
Peabody Energy Corporation	49,380	1,064,633
Phillips 66	115,141	7,249,277
Pioneer Natural Resources Company	24,329	3,060,831
QEP Resources Incorporated	32,772	998,235
Range Resources Corporation «	29,922	2,298,010
Southwestern Energy Company †	64,292	2,203,287
Spectra Energy Corporation	122,503	3,557,487
Tesoro Corporation	25,838	1,453,129
The Williams Companies Incorporated	123,977	4,303,242
Valero Energy Corporation	101,845	4,643,114
WPX Energy Incorporated «†	36,649	520,049

		228,998,298

4

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Financials : 15.36%

Capital Markets : 2.04%
Ameriprise Financial Incorporated	37,868	$2,598,881
Bank of New York Mellon Corporation	215,011	5,835,399
BlackRock Incorporated	23,083	5,534,149
Charles Schwab Corporation	201,759	3,276,566
E*TRADE Financial Corporation †	47,368	507,311
Franklin Resources Incorporated	25,389	3,586,196
Goldman Sachs Group Incorporated	81,277	12,172,044
Invesco Limited	81,699	2,188,716
Legg Mason Incorporated «	21,568	614,688
Morgan Stanley	254,277	5,733,946
Northern Trust Corporation	40,150	2,134,776
State Street Corporation	85,520	4,839,577
T. Rowe Price Group Incorporated	46,892	3,338,241

		52,360,490

Commercial Banks : 2.66%
Branch Banking & Trust Corporation	128,726	3,908,121
Comerica Incorporated	35,021	1,204,022
Fifth Third Bancorp	165,124	2,615,564
First Horizon National Corporation	45,470	483,346
Huntington Bancshares Incorporated	157,400	1,106,522
KeyCorp	171,781	1,613,024
M&T Bank Corporation «	22,374	2,284,162
PNC Financial Services Group Incorporated	97,305	6,070,859
Regions Financial Corporation	259,977	1,988,824
SunTrust Banks Incorporated	99,139	2,735,245
US Bancorp	345,968	11,755,993
Wells Fargo & Company (l)	900,769	31,598,977
Zions Bancorporation	33,887	818,032

		68,182,691

Consumer Finance : 0.85%
American Express Company	179,129	11,132,867
Capital One Financial Corporation	107,023	5,461,384
Discover Financial Services	92,873	3,578,397
SLM Corporation	85,032	1,613,057

		21,785,705

Diversified Financial Services : 3.60%
Bank of America Corporation	1,983,048	22,269,629
Citigroup Incorporated	539,552	22,644,997
CME Group Incorporated	56,433	3,375,822
InterContinental Exchange Incorporated †	13,379	2,071,337
JPMorgan Chase & Company	699,416	34,215,431
Leucadia National Corporation «	53,968	1,451,739
McGraw-Hill Companies Incorporated	51,094	2,378,426
Moody’s Corporation «	35,680	1,714,781
NASDAQ OMX Group Incorporated «	21,546	682,146
NYSE Euronext Incorporated	44,709	1,666,752

		92,471,060

Insurance : 4.03%
ACE Limited	62,521	5,338,668
AFLAC Incorporated	86,274	4,309,386
Allstate Corporation	88,642	4,079,305
American International Group Incorporated †	271,624	10,324,428
Aon plc	58,631	3,581,768
Assurant Incorporated	14,481	608,057

5

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Insurance (continued)
Berkshire Hathaway Incorporated Class B †	335,606	$34,285,509
Chubb Corporation	48,195	4,049,826
Cincinnati Financial Corporation «	26,939	1,212,524
Genworth Financial Incorporated †	90,492	772,802
Lincoln National Corporation	50,600	1,494,724
Loews Corporation	57,211	2,466,366
Marsh & McLennan Companies Incorporated	100,161	3,719,980
MetLife Incorporated	200,740	7,114,226
Principal Financial Group Incorporated «	50,776	1,605,029
Prudential Financial Incorporated	85,371	4,744,066
The Hartford Financial Services Group Incorporated «	80,276	1,895,316
The Progressive Corporation «	102,366	2,493,636
The Travelers Companies Incorporated	70,182	5,644,036
Torchmark Corporation	17,466	981,415
UNUM Group	50,620	1,238,671
XL Group plc	55,308	1,584,021

		103,543,759

Real Estate Management & Development : 0.05%
CBRE Group Incorporated †	55,510	1,341,677

REITs : 2.07%
American Tower Corporation	72,741	5,644,702
Apartment Investment & Management Company Class A	26,779	793,194
AvalonBay Communities Incorporated	21,045	2,627,047
Boston Properties Incorporated	27,757	2,883,397
Equity Residential Corporation	59,196	3,258,148
HCP Incorporated	83,175	4,065,594
Health Care REIT Incorporated	47,779	3,064,545
Host Hotels & Resorts Incorporated «	133,346	2,222,878
Kimco Realty Corporation «	74,998	1,632,706
Plum Creek Timber Company «	29,728	1,441,808
Prologis Incorporated	84,802	3,302,190
Public Storage Incorporated	26,528	4,011,299
Simon Property Group Incorporated	56,917	9,041,835
Ventas Incorporated	54,379	3,848,946
Vornado Realty Trust	31,166	2,499,825
Weyerhaeuser Company	99,636	2,930,295

		53,268,409

Thrifts & Mortgage Finance : 0.06%
Hudson City Bancorp Incorporated	87,464	745,193
People’s United Financial Incorporated «	63,960	837,876

		1,583,069

Health Care : 11.89%

Biotechnology : 1.68%
Alexion Pharmaceuticals Incorporated †	35,746	3,100,608
Amgen Incorporated	141,185	12,905,721
Biogen Idec Incorporated †	43,531	7,240,947
Celgene Corporation †	77,825	8,029,984
Gilead Sciences Incorporated †	278,798	11,907,463

		43,184,723

Health Care Equipment & Supplies : 2.13%
Abbott Laboratories	290,826	9,827,011
Baxter International Incorporated	101,080	6,833,008
Becton Dickinson & Company «	36,238	3,191,118
Boston Scientific Corporation †	252,614	1,866,817

6

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
C.R. Bard Incorporated	14,084	$1,392,203
CareFusion Corporation †	40,830	1,336,774
Covidien plc	87,098	5,536,820
DENTSPLY International Incorporated	26,113	1,081,600
Edwards Lifesciences Corporation †	21,234	1,824,638
Intuitive Surgical Incorporated †	7,316	3,730,355
Medtronic Incorporated	186,079	8,366,112
St. Jude Medical Incorporated	56,701	2,324,741
Stryker Corporation	53,164	3,396,116
Varian Medical Systems Incorporated †	20,129	1,421,711
Zimmer Holdings Incorporated	31,922	2,392,873

		54,521,897

Health Care Providers & Services : 1.83%
Aetna Incorporated	61,561	2,905,064
AmerisourceBergen Corporation «	43,325	2,044,940
Cardinal Health Incorporated	62,515	2,888,818
CIGNA Corporation	52,601	3,075,054
Coventry Health Care Incorporated	24,747	1,122,524
DaVita Incorporated †	15,423	1,844,899
Express Scripts Holding Corporation †	150,209	8,548,394
Humana Incorporated	29,111	1,987,117
Laboratory Corporation of America Holdings †	17,405	1,542,083
McKesson Corporation	43,429	4,609,120
Patterson Companies Incorporated	15,390	559,273
Quest Diagnostics Incorporated	29,248	1,642,860
Tenet Healthcare Corporation †	19,590	770,083
UnitedHealth Group Incorporated	187,943	10,045,553
WellPoint Incorporated	55,869	3,473,934

		47,059,716

Health Care Technology : 0.09%
Cerner Corporation †	26,831	2,346,639

Life Sciences Tools & Services : 0.45%
Agilent Technologies Incorporated	64,110	2,659,283
Life Technologies Corporation †	31,657	1,840,221
PerkinElmer Incorporated	21,118	721,602
Thermo Fisher Scientific Incorporated	66,276	4,891,169
Waters Corporation †	15,999	1,483,427

		11,595,702

Pharmaceuticals : 5.71%
AbbVie Incorporated	290,826	10,737,296
Actavis Incorporated †	23,506	2,001,771
Allergan Incorporated	56,583	6,134,729
Bristol-Myers Squibb Company	303,709	11,228,122
Eli Lilly & Company	187,889	10,270,013
Forest Laboratories Incorporated †	43,071	1,585,013
Hospira Incorporated †	30,399	894,643
Johnson & Johnson Services Incorporated	509,882	38,807,119
Merck & Company Incorporated	559,340	23,900,598
Mylan Laboratories Incorporated †	74,981	2,220,187
Perrigo Company «	16,237	1,837,541
Pfizer Incorporated	1,354,633	37,076,305

		146,693,337

7

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Industrials : 9.96%

Aerospace & Defense : 2.25%
Boeing Company	124,868	$9,602,349
General Dynamics Corporation	61,063	4,150,452
Honeywell International Incorporated	144,132	10,103,653
L-3 Communications Holdings Incorporated	17,306	1,319,929
Lockheed Martin Corporation	49,415	4,348,520
Northrop Grumman Corporation	45,159	2,966,043
Precision Castparts Corporation	26,777	4,996,320
Raytheon Company	60,692	3,311,962
Rockwell Collins Incorporated «	25,798	1,550,718
Textron Incorporated	51,853	1,495,959
United Technologies Corporation	155,143	14,048,199

		57,894,104

Air Freight & Logistics : 0.77%
C.H. Robinson Worldwide Incorporated «	29,658	1,691,099
Expeditors International of Washington Incorporated	38,450	1,493,783
FedEx Corporation	53,744	5,666,230
United Parcel Service Incorporated Class B	131,646	10,880,542

		19,731,654

Airlines : 0.06%
Southwest Airlines Company	135,780	1,588,626

Building Products : 0.05%
Masco Corporation	65,702	1,265,421

Commercial Services & Supplies : 0.55%
Avery Dennison Corporation «	18,324	748,535
Cintas Corporation «	19,534	857,543
Iron Mountain Incorporated	30,691	1,058,840
Pitney Bowes Incorporated «	36,936	483,862
Republic Services Incorporated	55,023	1,729,923
Stericycle Incorporated †	15,803	1,515,824
The ADT Corporation	42,772	2,048,351
Tyco International Limited	85,687	2,742,841
Waste Management Incorporated	80,231	2,994,221

		14,179,940

Construction & Engineering : 0.16%
Fluor Corporation	30,636	1,896,368
Jacobs Engineering Group Incorporated †	23,933	1,168,888
Quanta Services Incorporated †	39,219	1,113,820

		4,179,076

Electrical Equipment : 0.68%
Eaton Corporation plc	84,960	5,264,971
Emerson Electric Company «	133,234	7,554,368
Rockwell Automation Incorporated	25,631	2,315,505
Roper Industries Incorporated	18,103	2,255,815

		17,390,659

Industrial Conglomerates : 2.47%
3M Company	117,123	12,180,792
Danaher Corporation	107,055	6,594,588

8

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Industrial Conglomerates (continued)
General Electric Company	1,929,364	$44,799,832

		63,575,212

Machinery : 1.84%
Caterpillar Incorporated	120,317	11,113,681
Cummins Incorporated	32,522	3,768,324
Deere & Company	72,062	6,329,205
Dover Corporation	32,936	2,415,856
Flowserve Corporation	9,197	1,476,119
Illinois Tool Works Incorporated	78,448	4,824,552
Ingersoll-Rand plc	51,504	2,711,686
Joy Global Incorporated	19,480	1,233,863
Paccar Incorporated «	64,954	3,080,768
Pall Corporation	20,440	1,393,599
Parker Hannifin Corporation	27,448	2,593,287
Pentair Limited	38,691	2,061,070
Snap-On Incorporated	10,714	860,013
Stanley Black & Decker Incorporated	31,055	2,444,029
Xylem Incorporated	34,184	940,060

		47,246,112

Professional Services : 0.11%
Dun & Bradstreet Corporation «	8,199	660,839
Equifax Incorporated	22,005	1,212,916
Robert Half International Incorporated	25,894	920,532

		2,794,287

Road & Rail : 0.82%
CSX Corporation	189,762	4,353,140
Norfolk Southern Corporation	58,148	4,247,711
Ryder System Incorporated	9,404	528,505
Union Pacific Corporation	86,548	11,866,596

		20,995,952

Trading Companies & Distributors : 0.20%
Fastenal Company «	49,613	2,561,519
W.W. Grainger Incorporated	10,996	2,490,154

		5,051,673

Information Technology : 17.68%

Communications Equipment : 1.91%
Cisco Systems Incorporated	976,843	20,367,177
F5 Networks Incorporated †	14,544	1,373,390
Harris Corporation	20,894	1,004,375
JDS Uniphase Corporation †	43,044	609,503
Juniper Networks Incorporated †	94,860	1,961,705
Motorola Solutions Incorporated	51,609	3,210,596
QUALCOMM Incorporated	313,523	20,576,514

		49,103,260

Computers & Peripherals : 4.08%
Apple Incorporated	173,077	76,396,188
Dell Incorporated	268,497	3,745,533
EMC Corporation †	387,601	8,918,699
Hewlett-Packard Company	361,752	7,285,685
NetApp Incorporated †	65,920	2,230,074

9

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Computers & Peripherals (continued)
SanDisk Corporation †	44,487	$2,241,700
Seagate Technology plc	61,815	1,987,970
Western Digital Corporation	40,338	1,902,340

		104,708,189

Electronic Equipment, Instruments & Components : 0.42%
Amphenol Corporation Class A	29,501	2,090,441
Corning Incorporated	271,907	3,428,747
FLIR Systems Incorporated	27,603	727,063
Jabil Circuit Incorporated	34,417	644,630
Molex Incorporated «	25,420	704,388
TE Connectivity Limited	77,749	3,120,067

		10,715,336

Internet Software & Services : 2.24%
Akamai Technologies Incorporated †	32,652	1,206,818
eBay Incorporated †	214,271	11,716,338
Google Incorporated Class A †	48,971	39,235,565
VeriSign Incorporated «†	28,566	1,308,323
Yahoo! Incorporated †	191,489	4,080,631

		57,547,675

IT Services : 3.69%
Accenture plc	117,481	8,735,887
Automatic Data Processing Incorporated	89,322	5,480,798
Cognizant Technology Solutions Corporation Class A †	55,232	4,240,161
Computer Sciences Corporation	28,586	1,372,986
Fidelity National Information Services Incorporated	45,853	1,726,365
Fiserv Incorporated †	24,558	2,016,457
International Business Machines Corporation	195,421	39,246,399
MasterCard Incorporated	19,662	10,181,377
Paychex Incorporated «	59,516	1,969,980
SAIC Incorporated «	52,207	617,087
Teradata Corporation †	31,113	1,806,421
Total System Services Incorporated	29,563	702,417
Visa Incorporated Class A	95,917	15,216,273
Western Union Company	109,764	1,539,989

		94,852,597

Office Electronics : 0.08%
Xerox Corporation	232,497	1,885,551

Semiconductors & Semiconductor Equipment : 1.93%
Advanced Micro Devices Incorporated «†	111,342	277,242
Altera Corporation	58,982	2,089,142
Analog Devices Incorporated	55,447	2,507,313
Applied Materials Incorporated	220,356	3,018,877
Broadcom Corporation Class A	95,468	3,256,413
First Solar Incorporated «†	11,048	285,591
Intel Corporation	915,529	19,088,780
KLA-Tencor Corporation	30,637	1,677,682
Lam Research Corporation †	29,870	1,263,501
Linear Technology Corporation	42,574	1,628,030
LSI Corporation †	101,821	708,674
Microchip Technology Incorporated «	35,805	1,305,808
Micron Technology Incorporated †	187,220	1,570,776
NVIDIA Corporation	114,966	1,455,470
Teradyne Incorporated «†	34,563	579,276
Texas Instruments Incorporated	206,215	7,087,610

10

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Incorporated	48,007	$1,789,221

		49,589,406

Software : 3.33%
Adobe Systems Incorporated †	91,085	3,579,641
Autodesk Incorporated †	41,342	1,518,078
BMC Software Incorporated †	24,187	969,173
CA Incorporated	61,688	1,510,739
Citrix Systems Incorporated †	34,354	2,435,699
Electronic Arts Incorporated †	56,141	984,152
Intuit Incorporated	51,202	3,301,505
Microsoft Corporation	1,393,683	38,744,387
Oracle Corporation	691,590	23,693,873
Red Hat Incorporated †	35,570	1,807,312
Salesforce.com Incorporated «†	24,036	4,067,372
Symantec Corporation †	127,670	2,992,585

		85,604,516

Materials : 3.36%

Chemicals : 2.39%
Air Products & Chemicals Incorporated	39,162	3,381,247
Airgas Incorporated	12,933	1,296,921
CF Industries Holdings Incorporated	11,568	2,323,201
Dow Chemical Company	220,646	6,998,891
E.I. du Pont de Nemours & Company	171,564	8,217,916
Eastman Chemical Company	28,218	1,967,641
Ecolab Incorporated	48,503	3,712,905
FMC Corporation	25,279	1,523,313
International Flavors & Fragrances Incorporated	15,007	1,095,211
LyondellBasell Industries NV Class A	69,846	4,094,373
Monsanto Company	98,360	9,937,311
Mosaic Company	50,905	2,979,979
PPG Industries Incorporated	26,283	3,539,269
Praxair Incorporated	54,668	6,180,217
Sherwin-Williams Company	15,746	2,544,396
Sigma-Aldrich Corporation «	22,139	1,706,031

		61,498,822

Construction Materials : 0.05%
Vulcan Materials Company «	23,844	1,214,375

Containers & Packaging : 0.14%
Ball Corporation	28,307	1,257,114
Bemis Company Incorporated	19,004	709,609
Owens-Illinois Incorporated †	30,272	771,936
Sealed Air Corporation	35,788	794,851

		3,533,510

Metals & Mining : 0.60%
Alcoa Incorporated «	196,353	1,672,928
Allegheny Technologies Incorporated	19,745	601,630
Cliffs Natural Resources Incorporated «	27,874	709,672
Freeport-McMoRan Copper & Gold Incorporated Class B	174,664	5,575,275
Newmont Mining Corporation	91,338	3,680,008
Nucor Corporation	58,442	2,632,812
United States Steel Corporation «	26,546	553,219

		15,425,544

11

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Paper & Forest Products : 0.18%
International Paper Company	80,798	$3,555,920
MeadWestvaco Corporation	32,161	1,148,469

		4,704,389

Telecommunication Services : 2.93%

Diversified Telecommunication Services : 2.63%
AT&T Incorporated	1,045,058	37,528,033
CenturyTel Incorporated «	114,858	3,982,127
Frontier Communications Corporation «	183,703	760,530
Verizon Communications Incorporated	525,090	24,432,438
Windstream Corporation «	108,209	929,515

		67,632,643

Wireless Telecommunication Services : 0.30%
Crown Castle International Corporation †	53,938	3,764,872
MetroPCS Communications Incorporated †	58,282	571,164
Sprint Nextel Corporation †	552,816	3,206,333

		7,542,369

Utilities : 3.34%

Electric Utilities : 1.91%
American Electric Power Company Incorporated	89,280	4,177,411
Duke Energy Corporation «	129,573	8,972,930
Edison International	59,946	2,879,206
Entergy Corporation	32,701	2,035,964
Exelon Corporation	157,179	4,870,977
FirstEnergy Corporation	76,947	3,037,868
Nextera Energy Incoporarted	77,865	5,596,158
Northeast Utilities	57,762	2,397,701
Pepco Holdings Incorporated	42,220	856,644
Pinnacle West Capital Corporation	20,184	1,129,093
PPL Corporation	107,028	3,298,603
The Southern Company	160,826	7,238,778
Xcel Energy Incorporated	89,717	2,574,873

		49,066,206

Gas Utilities : 0.10%
AGL Resources Incorporated	21,671	865,973
ONEOK Incorporated	37,647	1,693,739

		2,559,712

Independent Power Producers & Energy Traders : 0.11%
AES Corporation	113,611	1,320,160
NRG Energy Incorporated	59,297	1,423,128

		2,743,288

Multi-Utilities : 1.22%
Ameren Corporation	44,642	1,508,453
CenterPoint Energy Incorporated	78,645	1,685,362
CMS Energy Corporation	48,556	1,292,075
Consolidated Edison Incorporated	53,885	3,179,215
Dominion Resources Incorporated	105,722	5,920,432
DTE Energy Company	31,660	2,114,888
Integrys Energy Group Incorporated «	14,334	810,874
NiSource Incorporated	56,992	1,578,678

12

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name				Shares	Value
Multi-Utilities (continued)
PG&E Corporation				79,112	$3,373,336
Public Service Enterprise Group Incorporated				93,083	3,033,575
SCANA Corporation «				24,248	1,184,272
Sempra Energy				41,383	3,217,942
TECO Energy Incorporated				37,458	646,151
Wisconsin Energy Corporation				42,330	1,748,229
					31,293,482

Total Common Stocks (Cost $1,813,238,708)					2,491,213,353

Investment Companies : 0.19%

Investment Companies : 0.19%
SPDR S&P 500 ETF «				4,836,383

Total Investment Companies (Cost $4,594,954)					4,836,383

		Yield
Short-Term Investments : 5.66%

Investment Companies : 5.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.13%		34,643,907	34,643,907
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18		107,589,748	107,589,748

					142,233,655

			Maturity date	Principal
U.S. Treasury Securities : 0.12%
U.S. Treasury Bill #(z)		0.09	4-25-2013	$2,500,000	2,499,648
U.S. Treasury Bill #(z)		0.10	5-23-2013	500,000	499,885
					2,999,533

Total Short-Term Investments (Cost $145,233,278)					145,233,188

Total investments in securities (Cost $1,963,066,940)*	102.85%				2,641,282,924
Other assets and liabilities, net	(2.85)				(73,078,029)

Total net assets	100.00%				$2,568,204,895

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7)9 of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $2,169,739,127 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$793,862,362
Gross unrealized depreciation	(322,318,565)

Net unrealized appreciation	$471,543,797

13

Wells Fargo Advantage Index Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Common stocks	$2,491,213,353	$0	$0	$2,491,213,353

Investment companies	4,836,383	0	0	4,836,383

Short-term investments

Investment companies	34,643,907	107,589,748	0	142,233,655

U.S. Treasury securities	2,999,533	0	0	2,999,533

	$2,533,693,176	$107,589,748	$0	$2,641,282,924

As of February 28, 2013, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$1,812,350	$0	$0	$1,812,350

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of February 28, 2013, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At February 28, 2013, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains
3-14-2013	115 Long	S&P 500 Index	$43,507,375	$1,812,350

Wells Fargo Advantage International Equity Portfolio#	Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 93.70%

Australia : 0.49%
BHP Billiton Limited (Materials, Metals & Mining)	2,941	$111,361

Brazil : 0.61%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)«	6,686	137,464

Canada : 4.97%
Barrick Gold Corporation (Materials, Metals & Mining)«	11,804	357,926
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	8,503	274,732
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	4,222	127,939
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	5,420	365,633

		1,126,230

China : 2.47%
AutoNavi Holdings Limited ADR (Information Technology, Software)†	10,357	105,124
Biostime International Holdings Limited (Consumer Staples, Food Products)	25,000	109,598
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	370,000	265,731
Shenguan Holdings Group Limited (Consumer Staples, Food Products)	154,000	78,632

		559,085

Finland : 1.00%
Metso Oyj (Industrials, Machinery)	5,277	226,661

France : 1.82%
Total SA (Energy, Oil, Gas & Consumable Fuels)	8,218	410,867

Germany : 9.62%
Allianz AG (Financials, Insurance)	2,614	357,310
Bayer AG (Health Care, Pharmaceuticals)	3,940	390,214
Metro AG (Consumer Staples, Food & Staples Retailing)	14,712	455,212
SAP AG (Information Technology, Software)	5,118	399,906
Siemens AG (Industrials, Industrial Conglomerates)	5,537	575,559

		2,178,201

Hong Kong : 6.80%
China Everbright Limited (Financials, Capital Markets)	350,000	649,853
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	34,000	374,607
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	1,179,951	384,919
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	321,048	130,810

		1,540,189

Italy : 3.95%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	18,051	411,471
Intesa Sanpaolo SpA (Financials, Commercial Banks)	297,513	482,804

		894,275

Japan : 19.11%
Asahi Glass Company Limited (Industrials, Building Products)	61,000	414,608
Capcom Company Limited (Information Technology, Software)	24,000	368,454
Daiwa Securities Group Incorporated (Financials, Capital Markets)	66,000	408,005
Itochu Corporation (Industrials, Trading Companies & Distributors)	32,700	377,484
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	88,200	488,150
Mitsui OSK Lines Limited (Industrials, Marine)	145,000	508,415
Nitto Denko Corporation (Materials, Chemicals)	6,646	390,772
Sharp Corporation (Consumer Discretionary, Household Durables)«	87,000	275,952
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	12,800	658,021
USS Company Limited (Consumer Discretionary, Specialty Retail)	1,860	204,482

1

Portfolio of Investments — February 28, 2013 (unaudited)	Wells Fargo Advantage International Equity Portfolio#

Security name	Shares	Value

Japan (continued)
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)«	6,430	$233,780

		4,328,123

Netherlands : 1.82%
Akzo Nobel NV (Materials, Chemicals)	6,439	411,327

Norway : 2.04%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A†	10,111	67,105
Marine Harvest ASA (Consumer Staples, Food Products)†	374,548	394,402
		461,507

Russia : 1.85%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	13,246	274,060
Sberbank of Russia (Financials, Commercial Banks)	42,727	145,485

		419,545

South Korea : 5.03%
Hana Financial Group Incorporated (Financials, Commercial Banks)	5,210	194,384
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	655	465,050
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,908	479,374

		1,138,808

Sweden : 1.84%
Volvo AB Class B (Industrials, Machinery)	27,741	416,068

Switzerland : 8.98%
ABB Limited (Industrials, Electrical Equipment)	21,274	485,945
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,284	264,002
Novartis AG (Health Care, Pharmaceuticals)	7,625	517,797
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	449	255,326
Zurich Financial Services AG (Financials, Insurance)	1,868	511,194

		2,034,264

United Kingdom : 16.46%
BP plc (Energy, Oil, Gas & Consumable Fuels)	75,338	509,397
Capita plc (Industrials, Professional Services)	45,078	563,155
Chemring Group plc (Industrials, Aerospace & Defense)	25,509	107,195
Debenhams plc (Consumer Discretionary, Multiline Retail)	284,212	406,803
Man Group plc (Financials, Capital Markets)	239,146	363,885
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	5,408	363,364
Smiths Group plc (Industrials, Industrial Conglomerates)	18,022	344,761
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	21,588	542,722
Wolseley plc (Industrials, Trading Companies & Distributors)	11,152	525,647

		3,726,929

United States : 4.84%
Apple Incorporated (Information Technology, Computers & Peripherals)	547	241,446
Bank of America Corporation (Financials, Diversified Financial Services)	17,794	199,827
KKR & Company LP (Financials, Capital Markets)	12,547	228,606
QUALCOMM Incorporated (Information Technology, Communications Equipment)	6,500	426,595

		1,096,474

Total Common Stocks (Cost $19,626,032)		21,217,378

2

Wells Fargo Advantage International Equity Portfolio#	Portfolio of Investments — February 28, 2013 (unaudited)

Security name		Yield	Shares	Value

Short-Term Investments : 12.80%

Investment Companies : 12.80%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	1,889,108	$1,889,108
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.18	1,008,790	1,008,790

Total Short-Term Investments (Cost $2,897,898)				2,897,898

Total investments in securities (Cost $22,523,930)*	106.50%			24,115,276

Other assets and liabilities, net	(6.50)			(1,471,755)

Total net assets	100.00%			$22,643,521

#	After the close of business on April 19, 2013, Wells Fargo Advantage International Value Portfolio acquired the net assets of the International Equity Portfolio in a tax-free exchange for shares of Wells Fargo Advantage International Value Portfolio. Shareholders of the International Equity Portfolio received corresponding shares of Wells Fargo Advantage International Value Portfolio.
«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $22,626,873 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,291,721
Gross unrealized depreciation	(803,318)

Net unrealized appreciation	$1,488,403

3

Wells Fargo Advantage International Equity Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Portfolio may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Common stocks	$21,217,378	$0	$0	$21,217,378

Short-term investments

Investment companies	1,889,108	1,008,790	0	2,897,898

	$23,106,486	$1,008,790	$0	$24,115,276

As of February 28, 2013, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(9,005)	$0	$(9,005)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of February 28, 2013, the Portfolio entered into forward foreign currency exchange contracts for economic hedging purposes. At February 28, 2013, the Portfolio had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at February 28, 2013	In exchange for U.S. $	Unrealized gains (losses)
4-8-2013	Barclays	19,260,000 JPY	$207,836	$205,787	$(2,049)
4-8-2013	Barclays	57,780,000 JPY	623,507	616,530	(6,977)
4-8-2013	Barclays	2,140,000 JPY	23,093	23,114	21

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 97.75%

Australia : 0.21%
Westfield Group (Financials, REITs)	21,325	$243,963

Belgium : 4.53%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	43,559	4,080,879
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	8,946	458,009
UCB SA (Health Care, Pharmaceuticals)	11,042	637,903

		5,176,791

Canada : 4.01%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	37,716	4,583,248

Cayman Islands : 5.20%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)«†	34,957	3,172,697
China Resources Land Limited (Financials, Real Estate Management & Development)	462,500	1,350,718
Tencent Holdings Limited (Information Technology, Internet Software & Services)	40,700	1,407,466

		5,930,881

France : 7.24%
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,360	578,599
Pernod-Ricard SA (Consumer Staples, Beverages)	19,128	2,482,022
Schneider Electric SA (Industrials, Electrical Equipment)	25,991	1,999,305
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	8,162	1,883,962
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	11,748	1,321,794

		8,265,682

Germany : 17.55%
Allianz AG (Financials, Insurance)	6,792	928,405
Bayer AG (Health Care, Pharmaceuticals)	20,789	2,058,921
Beiersdorf AG (Consumer Staples, Personal Products)	23,258	2,028,043
Brenntag AG (Materials, Chemicals)	13,258	1,890,140
Deutsche Post AG (Industrials, Air Freight & Logistics)	102,557	2,300,955
Heidelbergcement AG (Materials, Construction Materials)	12,812	883,504
Kabel Deutschland Holding AG (Consumer Discretionary, Media)	21,210	1,839,494
Linde AG (Materials, Chemicals)	26,167	4,745,145
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	18,691	3,360,159

		20,034,766

Hong Kong : 8.59%
AIA Group Limited (Financials, Insurance)	866,200	3,752,685
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	146,100	1,609,707
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	114,966	888,687
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	104,513	497,931
Sino Land Company (Financials, Real Estate Management & Development)	456,252	829,485
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	143,742	2,224,076

		9,802,571

India : 0.38%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	75,394	429,318

Indonesia : 0.51%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	590,500	577,454

Ireland : 3.78%
Covidien plc (Health Care, Health Care Equipment & Supplies)	45,062	2,864,591

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Ireland (continued)
CRH plc (Materials, Construction Materials)	66,552	$1,452,749

		4,317,340

Italy : 0.73%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	68,270	830,245

Japan : 12.13%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	25,540	783,642
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	127,500	4,752,535
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	144,800	4,569,425
NGK Insulators Limited (Industrials, Electrical Equipment)	123,000	1,327,004
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	109,100	1,102,888
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	25,600	1,316,043

		13,851,537

Malaysia : 0.14%
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	188,000	164,854

Netherlands : 5.10%
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	14,255	1,025,631
Sensata Technologies Holdings NV (Industrials, Electrical Equipment)†	18,566	603,209
Unilever NV (Consumer Staples, Food Products)«	96,175	3,730,424
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	13,672	462,301

		5,821,565

Nigeria : 0.45%
Nigerian Breweries plc (Consumer Staples, Beverages)	488,216	508,639

South Korea : 0.70%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	558	795,652

Spain : 0.54%
Grifols SA (Health Care, Biotechnology)	16,372	583,202
Grifols SA B Shares (Health Care, Biotechnology)†	1,040	29,667

		612,869

Switzerland : 9.65%
Actelion Limited (Health Care, Biotechnology)	3,193	164,743
Credit Suisse Group AG (Financials, Capital Markets)	31,674	848,537
Holcim Limited (Materials, Construction Materials)	16,499	1,333,404
Nestle SA (Consumer Staples, Food Products)	57,356	4,008,128
Roche Holdings AG (Health Care, Pharmaceuticals)	6,504	1,489,821
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	572	325,270
Swiss Reinsurance AG (Financials, Insurance)	9,318	745,102
UBS AG (Financials, Diversified Financial Services)	90,819	1,436,942
Zurich Financial Services AG (Financials, Insurance)	2,433	665,811

		11,017,758

United Kingdom : 13.44%
British Land Company plc (Financials, REITs)	82,899	713,699
Diageo plc (Consumer Staples, Beverages)	19,253	578,314
HSBC Holdings plc (Financials, Commercial Banks)	232,962	2,584,878
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	62,672	2,272,330
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,779	487,201
Johnson Matthey plc (Materials, Chemicals)	31,363	1,094,323
Land Securities Group plc (Financials, REITs)	108,693	1,367,785
Meggitt plc (Industrials, Aerospace & Defense)	123,262	850,078

2

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name			Shares	Value

United Kingdom (continued)
Prudential plc (Financials, Insurance)			38,558	$574,123
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)			39,734	619,663
SABMiller plc (Consumer Staples, Beverages)			53,277	2,648,599
WPP plc (Consumer Discretionary, Media)			96,781	1,547,498

				15,338,491

United States : 2.87%
Liberty Global Incorporated Class A (Consumer Discretionary, Media)†			12,144	836,600
Schlumberger Limited (Energy, Energy Equipment & Services)			24,850	1,934,573
Virgin Media Incorporated (Consumer Discretionary, Media)«			10,933	507,291

				3,278,464

Total Common Stocks (Cost $91,247,287)				111,582,088

		Dividend yield

Preferred Stocks : 1.67%

Germany : 1.67%
Henkel AG & Company KGaA ADR (Consumer Staples, Household Products) ±		1.19%	21,600	1,903,773

Total Preferred Stocks (Cost $1,529,454)				1,903,773

Short-Term Investments : 3.04%

		Yield

Investment Companies : 3.04%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13	751,036	751,036
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.18	2,717,150	2,717,150

Total Short-Term Investments (Cost $3,468,186)				3,468,186

Total investments in securities (Cost $96,244,927)*	102.46%			116,954,047

Other assets and liabilities, net	(2.46)			(2,811,800)

Total net assets	100.00%			$114,142,247

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $96,758,902 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,620,446
Gross unrealized depreciation	(1,425,301)

Net unrealized appreciation	$20,195,145

3

Wells Fargo Advantage International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team . The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Common stocks	$111,582,088	$0	$0	$111,582,088

Preferred stocks	1,903,773	0	0	1,903,773

Short-term investments

Investment companies	751,036	2,717,150	0	3,468,186

	$114,236,897	$2,717,150	$0	$116,954,047

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage International Index Portfolio#	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 97.65%

Australia : 9.22%
AGL Energy Limited (Utilities, Multi-Utilities)	1,081	$17,601
ALS Limited (Consumer Staples, Household Products)	709	8,480
Alumina Limited (Materials, Metals & Mining)	4,897	6,178
Amcor Limited (Materials, Containers & Packaging)	2,422	22,760
AMP Limited (Financials, Insurance)	5,869	32,852
APA Group (Utilities, Gas Utilities)	1,419	8,914
Asciano Group (Industrials, Road & Rail)	2,064	11,764
ASX Limited (Financials, Diversified Financial Services)	351	13,068
Aurizon Holdings Limited (Industrials, Road & Rail)	3,730	15,354
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	5,399	158,385
Bendigo Bank Limited (Financials, Commercial Banks)	718	7,283
BHP Billiton Limited (Materials, Metals & Mining)	6,388	241,883
Boral Limited (Materials, Construction Materials)	1,529	8,074
Brambles Limited (Industrials, Commercial Services & Supplies)	3,121	27,895
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	284	5,787
CFS Retail Property Trust (Financials, REITs)	4,181	8,926
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,131	16,740
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	116	8,394
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,154	216,708
Computershare Limited (Information Technology, IT Services)	899	9,348
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	812	9,961
CSL Limited (Health Care, Biotechnology)	1,008	61,777
Dexus Property Group (Financials, REITs)	9,730	10,833
Echo Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,491	5,726
Federation Centres (Financials, REITs)	2,252	5,636
Flight Centre Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	115	3,818
Fortescue Metals Group Limited (Materials, Metals & Mining)	2,824	13,615
Goodman Group (Financials, REITs)	3,061	14,539
GPT Group (Financials, REITs)	2,748	11,031
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	1,114	2,833
Iluka Resources Limited (Materials, Metals & Mining)	850	9,134
Incitec Pivot Limited (Materials, Chemicals)	3,269	10,785
Insurance Australia Group Limited (Financials, Insurance)	4,145	24,091
Leighton Holdings Limited (Industrials, Construction & Engineering)	300	7,235
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,092	11,879
Macquarie Group Limited (Financials, Capital Markets)	655	25,237
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,950	8,127
Mirvac Group (Financials, REITs)	6,850	11,475
National Australia Bank Limited (Financials, Commercial Banks)	4,503	138,908
Newcrest Mining Limited (Materials, Metals & Mining)	1,515	35,066
Orica Limited (Materials, Chemicals)	751	20,950
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,204	27,398
OZ Minerals Limited (Materials, Metals & Mining)	672	4,366
Qantas Airways Limited (Industrials, Airlines)†	2,220	3,730
QBE Insurance Group Limited (Financials, Insurance)	2,398	32,773
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	275	9,022
Rio Tinto Limited (Materials, Metals & Mining)	869	59,516
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	1,926	26,382
Sims Group Limited (Materials, Metals & Mining)	397	4,416
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	746	10,234
SP AusNet (Utilities, Electric Utilities)	3,551	4,316
Stockland (Financials, REITs)	4,467	17,156
SunCorp-Metway Limited (Financials, Insurance)	2,602	29,954
Sydney Airport Holdings Llimited (Industrials, Transportation Infrastructure)	389	1,260
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,532	4,976
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,709	8,827
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	8,740	40,977
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,429	9,021
Transurban Group (Industrials, Transportation Infrastructure)	2,706	17,027
Treasury Wine Estates Limited (Consumer Staples, Beverages)	1,353	7,325
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	1,994	83,569
Westfield Group (Financials, REITs)	4,316	49,376
Westfield Retail Trust (Financials, REITs)	5,848	18,996

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage International Index Portfolio#

Security name	Shares	Value

Australia (continued)
Westpac Banking Corporation (Financials, Commercial Banks)	6,102	$191,786
Whitehaven Coal Limited (Energy, Oil, Gas & Consumable Fuels)	906	2,591
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,306	50,026
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	2,464	87,914
WorleyParsons Limited (Energy, Energy Equipment & Services)	412	11,211

		2,103,195

Austria : 0.30%
Andritz AG (Industrials, Machinery)	151	10,649
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)†	440	14,174
IMMOEAST AG (Financials, REITs)(a)	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REITs)	1,946	8,143
OMV AG (Energy, Oil, Gas & Consumable Fuels)	305	13,276
Raiffeisen International Bank Holdings AG (Financials, Commercial Banks)	103	3,895
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	501	3,310
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	138	2,868
Voestalpine AG (Materials, Metals & Mining)	230	7,765
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	78	3,950

		68,030

Belgium : 1.16%
Ageas NV (Financials, Insurance)	465	15,836
Ageas NV VVPR Strip (Financials, Insurance)†(a)	455	0
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,591	149,055
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages)†(a)	2,600	0
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	322	9,000
Colruyt SA (Consumer Staples, Food & Staples Retailing)	159	7,835
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	206	9,956
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	163	13,022
KBC Groep NV (Financials, Commercial Banks)	352	13,056
Solvay SA (Materials, Chemicals)	120	17,147
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	120	6,144
UCB SA (Health Care, Pharmaceuticals)	222	12,825
Umicore (Materials, Metals & Mining)	231	11,548

		265,424

Bermuda : 0.38%
Cheung Kong Infrastructure Holdings Limited (Materials, Construction Materials)	1,000	6,557
First Pacific Company Limited (Financials, Diversified Financial Services)	4,000	5,292
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,476	7,594
Li & Fung Limited (Consumer Discretionary, Distributors)	12,400	16,628
Noble Group Limited (Industrials, Trading Companies & Distributors)	8,104	7,755
NWS Holdings Limited (Industrials, Industrial Conglomerates)	2,574	4,899
Orient Overseas International Limited (Industrials, Marine)	200	1,409
Seadrill Limited (Energy, Energy Equipment & Services)	712	25,909
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,333	5,439
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,500	5,067

		86,549

Cayman Islands : 0.08%
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	400	5,271
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,981	4,787
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	3,012	7,942

		18,000

Denmark : 1.20%
A.P. Moller Maersk A/S Class A (Industrials, Marine)	1	7,697
A.P. Moller Maersk A/S Class B (Industrials, Marine)	3	23,993

Wells Fargo Advantage International Index Portfolio#	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value

Denmark (continued)
Carlsberg A/S (Consumer Staples, Beverages)	216	$22,199
Coloplast Class B (Health Care, Health Care Equipment & Supplies)	227	11,840
Danske Bank A/S (Financials, Commercial Banks)†	1,298	24,157
DSV A/S (Industrials, Road & Rail)	390	9,580
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	810	141,461
Novozymes A/S B Shares (Materials, Chemicals)	487	16,976
TDC A/S (Telecommunication Services, Diversified Telecommunication Services)	1,000	7,528
Trygvesta A/S (Financials, Insurance)	49	3,949
William Demant Holding A/S (Health Care, Health Care Equipment & Supplies)†	59	4,717

		274,097

Finland : 0.80%
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	309	6,511
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	901	17,186
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	102	3,187
Kone Oyj (Industrials, Machinery)	314	25,416
Metso Oyj (Industrials, Machinery)	268	11,511
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	254	3,823
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)«	7,573	27,446
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	235	10,680
Orion Oyj (Health Care, Pharmaceuticals)	195	5,779
Pohjola Bank plc (Financials, Diversified Financial Services)	293	4,648
Sampo Oyj (Financials, Insurance)	850	31,416
Stora Enso Oyj (Materials, Paper & Forest Products)	1,143	7,685
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,060	12,393
Wartsila Oyj (Industrials, Machinery)	340	15,714

		183,395

France : 8.84%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	313	11,291
Aeroports de Paris (Industrials, Transportation Infrastructure)	60	5,068
Air Liquide SA (Materials, Chemicals)	618	75,197
Alstom SA (Industrials, Machinery)	419	18,489
Arkema SA (Industrials, Professional Services)	124	12,598
Atos Origin SA (Information Technology, IT Services)	110	8,170
AXA SA (Financials, Insurance)	3,515	61,057
BNP Paribas SA (Financials, Commercial Banks)	1,994	112,214
Bouygues SA (Industrials, Construction & Engineering)	374	10,566
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	111	14,316
Cap Gemini SA (Information Technology, IT Services)	300	14,764
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,222	33,312
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	117	11,762
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	106	17,707
CNP Assurances (Financials, Insurance)	314	4,673
Compagnie de Saint-Gobain (Industrials, Building Products)	805	32,112
Compagnie Generale de Geophysique - Veritas (Energy, Energy Equipment & Services)†	336	8,343
Compagnie Generale des Etablissements Michelin (Consumer Discretionary, Auto Components)	361	32,256
Credit Agricole SA (Financials, Commercial Banks)†	2,014	18,932
Dassault Systemes SA (Information Technology, Software)	126	14,302
Edenred (Consumer Staples, Commercial Services & Supplies)	338	11,694
Electricite de France SA (Utilities, Electric Utilities)	509	9,626
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	402	41,488
Eurazeo (Financials, Diversified Financial Services)	70	3,817
Eutelsat Communications SA (Consumer Discretionary, Media)	268	9,655
Fonciere des Regions (Financials, REITs)	58	4,798
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	3,737	36,196
GDF Suez (Utilities, Gas Utilities)	2,546	48,130
GDF Suez VVPR Strip (Utilities, Gas Utilities)†(a)	1,701	0
Gecina SA (Financials, REITs)	46	5,222
Groupe Danone SA (Consumer Staples, Food Products)	1,147	79,650
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,114	9,427
ICADE (Financials, REITs)	49	4,405

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage International Index Portfolio#

Security name	Shares	Value

France (continued)
Iliad SA (Telecommunication Services, Diversified Telecommunication Services)	45	$8,613
Imerys SA (Materials, Construction Materials)	71	4,785
JC Decaux SA (Consumer Discretionary, Media)	133	3,612
Klepierre (Financials, REITs)	211	8,670
L’Oreal SA (Consumer Staples, Personal Products)	481	71,934
Lafarge SA (Materials, Construction Materials)	376	25,349
Lagardere SCA (Consumer Discretionary, Media)	248	8,852
Legrand SA (Industrials, Electrical Equipment)	476	21,884
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	505	86,962
Natixis (Financials, Commercial Banks)	1,905	7,941
Pernod-Ricard SA (Consumer Staples, Beverages)	422	54,758
Peugeot SA (Consumer Discretionary, Automobiles)†	463	3,505
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	153	34,297
Publicis Groupe (Consumer Discretionary, Media)	344	22,734
Remy Cointreau SA (Consumer Staples, Beverages)	47	5,940
Renault SA (Consumer Discretionary, Automobiles)	390	24,753
Rexel SA (Industrials, Trading Companies & Distributors)	220	5,101
Safran SA (Industrials, Aerospace & Defense)	465	21,296
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,362	223,816
Schneider Electric SA (Industrials, Electrical Equipment)	1,041	80,077
SCOR SE (Financials, Insurance)	343	9,702
Societe BIC SA (Industrials, Commercial Services & Supplies)	53	6,187
Societe Generale SA (Financials, Diversified Financial Services)†	1,396	53,601
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	191	17,690
Suez Environnement Company SA (Utilities, Water Utilities)	613	8,175
Technip SA (Energy, Energy Equipment & Services)	203	21,987
Thales SA (Industrials, Aerospace & Defense)	189	6,659
Total SA (Energy, Oil, Gas & Consumable Fuels)	4,217	210,833
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	183	42,240
Vallourec SA (Industrials, Machinery)	216	11,514
Veolia Environnement SA (Utilities, Multi-Utilities)	709	8,921
Vinci SA (Industrials, Construction & Engineering)	912	42,209
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	2,577	54,234
Wendel SA (Industrials, Industrial Conglomerates)	72	7,930
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	71	7,988

		2,015,986

Germany : 7.81%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	416	37,909
Allianz AG (Financials, Insurance)	902	123,295
Axel Springer AG (Consumer Discretionary, Media)	79	3,723
BASF SE (Materials, Chemicals)	1,826	172,072
Bayer AG (Health Care, Pharmaceuticals)	1,638	162,226
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	660	60,920
Beiersdorf AG (Consumer Staples, Personal Products)	205	17,876
Brenntag AG (Materials, Chemicals)	103	14,684
Celesio AG (Health Care, Health Care Providers & Services)	178	3,219
Commerzbank AG (Financials, Commercial Banks)†	7,506	13,847
Continental AG (Consumer Discretionary, Auto Components)	222	26,059
Daimler AG (Consumer Discretionary, Automobiles)	1,803	107,491
Deutsche Bank AG (Financials, Commercial Banks)	1,841	84,339
Deutsche Boerse AG (Financials, Capital Markets)	380	23,558
Deutsche Lufthansa AG (Industrials, Airlines)	455	9,178
Deutsche Post AG (Industrials, Air Freight & Logistics)	1,791	40,183
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	5,600	60,148
E.ON AG (Utilities, Multi-Utilities)	3,591	59,962
Fraport AG (Industrials, Transportation Infrastructure)	75	4,457
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	428	29,352
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	247	30,357
GEA Group AG (Industrials, Machinery)	350	12,463
Hannover Rueckversicherung AG (Financials, Insurance)	122	9,545
Heidelbergcement AG (Materials, Construction Materials)	285	19,653
Henkel KGaA (Consumer Staples, Household Products)	264	19,532
Hochtief AG (Industrials, Construction & Engineering)†	73	4,912

Wells Fargo Advantage International Index Portfolio#	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value

Germany (continued)
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	52	$6,029
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,154	18,451
K&S AG (Materials, Chemicals)	349	16,405
Kabel Deutschland Holding AG (Consumer Discretionary, Media)	179	15,524
LANXESS AG (Materials, Chemicals)	167	14,154
Linde AG (Materials, Chemicals)	370	67,096
MAN AG (Industrials, Machinery)	86	9,880
Merck KGaA (Health Care, Pharmaceuticals)	128	18,048
Metro AG (Consumer Staples, Food & Staples Retailing)	260	8,045
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	358	64,359
RWE AG (Utilities, Multi-Utilities)	969	35,593
Salzgitter AG (Materials, Metals & Mining)	79	3,769
SAP AG (Information Technology, Software)	1,825	142,600
Siemens AG (Industrials, Industrial Conglomerates)	1,636	170,059
Suedzucker AG (Consumer Staples, Food Products)	140	6,132
Thyssenkrupp AG (Industrials, Industrial Conglomerates)†	783	17,659
United Internet AG (Information Technology, Internet Software & Services)	192	4,528
Volkswagen AG (Consumer Discretionary, Automobiles)	58	11,953

		1,781,244

Greece : 0.07%
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	423	11,542
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	453	3,856

		15,398

Hong Kong : 2.79%
AIA Group Limited (Financials, Insurance)	21,600	93,579
Bank of East Asia Limited (Financials, Commercial Banks)	2,428	9,924
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	7,000	23,602
Cathay Pacific Airways Limited (Industrials, Airlines)	2,000	3,734
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	3,000	46,650
CLP Holdings Limited (Utilities, Electric Utilities)	3,000	25,820
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	4,000	16,788
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	4,000	15,498
Hang Seng Bank Limited (Financials, Commercial Banks)	1,500	24,253
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	2,213	15,394
HKT Trust and HKT Limited (Telecommunication Services, Diversified Telecommunication Services)	5,000	4,887
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	10,623	29,723
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	2,500	22,290
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,148	38,636
Hopewell Holdings (Financials, Real Estate Management & Development)	1,000	4,371
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	4,000	43,091
Hysan Development Company Limited (Financials, Real Estate Management & Development)	893	4,594
MTR Corporation Limited (Industrials, Road & Rail)	2,641	10,897
New World Development Limited (Financials, Real Estate Management & Development)	7,540	13,883
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	7,977	3,795
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,762	22,688
Sino Land Company (Financials, Real Estate Management & Development)	5,289	9,616
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,000	9,995
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	3,252	50,317
Swire Pacific Limited (Financials, Real Estate Management & Development)	1,500	19,360
Swire Properties Limited (Financials, Real Estate Management & Development)	2,400	8,974
The Link REIT (Financials, REITs)	4,504	24,072
Wharf Holdings Limited (Financials, Real Estate Management & Development)	2,625	22,948
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	10,921
Wing Hang Bank Limited (Financials, Commercial Banks)	520	5,770

		636,070

Ireland : 0.32%
CRH plc (Materials, Construction Materials)	1,466	32,001

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage International Index Portfolio#

Security name	Shares	Value

Ireland (continued)
Elan Corporation plc (Health Care, Pharmaceuticals)	975	$10,880
James Hardie Industries NV (Materials, Construction Materials)	925	9,259
Kerry Group plc (Consumer Staples, Food Products)	298	16,714
Prothena Corporation plc (Health Care, Biotechnology)†	23	142
Ryanair Holdings plc ADR (Industrials, Airlines)	81	3,131

		72,127

Isle of Man (U.K.) : 0.07%
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,000	15,262

Israel : 0.54%
Bank Hapoalim Limited (Financials, Commercial Banks)†	1,876	8,320
Bank Leumi Le-Israel (Financials, Commercial Banks)†	2,651	9,451
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	3,774	4,837
Delek Group Limited (Industrials, Industrial Conglomerates)	12	3,175
Israel Chemicals Limited (Materials, Chemicals)	891	11,516
Israel Discount Bank Limited (Financials, Commercial Banks)†	0	0
Mellanox Technologies Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	81	4,177
Nice Systems Limited (Information Technology, Software)†	124	4,447
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	1,886	70,641
The Israel Corporation Limited (Materials, Chemicals)	5	3,592
United Mizrahi Bank Limited (Financials, Commercial Banks)†	260	2,730

		122,886

Italy : 1.97%
Assicurazioni Generali SpA (Financials, Insurance)	2,313	37,505
Atlantia SpA (Industrials, Transportation Infrastructure)	656	11,348
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)†	11,841	3,262
Banco Popolare SpA (Financials, Commercial Banks)†	3,844	6,484
Enel Green Power SpA (Utilities, Multi-Utilities)	3,815	7,058
Enel SpA (Utilities, Electric Utilities)	13,085	47,354
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	5,057	115,274
Exor SpA (Financials, Diversified Financial Services)	127	3,558
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	1,737	21,124
Fiat SpA (Consumer Discretionary, Automobiles)†	1,770	9,497
Finmeccanica SpA (Industrials, Aerospace & Defense)†	846	4,160
Intesa Sanpaolo SpA (Financials, Commercial Banks)	19,960	32,391
Intesa Sanpaolo SpA Di Risparmio (Financials, Commercial Banks)	2,051	2,838
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	326	15,135
Mediobanca SpA (Financials, Capital Markets)	1,126	6,847
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	418	4,854
Prysmian SpA (Industrials, Electrical Equipment)	427	9,304
Saipem SpA (Energy, Energy Equipment & Services)	529	14,144
Snam Rete Gas SpA (Utilities, Gas Utilities)	3,361	15,937
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	18,726	13,825
Telecom Italia SpA Di Risparmio (Telecommunication Services, Diversified Telecommunication Services)	12,496	8,059
Terna SpA (Utilities, Electric Utilities)	2,765	11,559
Unicredit SpA (Financials, Commercial Banks)†	8,053	40,919
Unione di Banche SpA (Financials, Commercial Banks)	1,797	8,230

		450,666

Japan : 19.60%
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	4,305
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,200	13,490
Aeon Credit Service Company Limited (Financials, Consumer Finance)	100	2,328
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	100	2,479
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	400	14,478
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	1,000	13,259

Wells Fargo Advantage International Index Portfolio#	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value

Japan (continued)
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	$4,925
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	4,100
Amada Company Limited (Industrials, Machinery)	1,000	6,527
Aozora Bank Limited (Financials, Commercial Banks)	1,000	3,032
Asahi Breweries Limited (Consumer Staples, Beverages)	800	20,196
Asahi Glass Company Limited (Industrials, Building Products)	2,000	13,594
Asahi Kasei Corporation (Materials, Chemicals)	3,000	17,737
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	300	4,712
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	900	48,646
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	8,739
Bank of Yokohama Limited (Financials, Commercial Banks)	2,000	10,292
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	100	4,148
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,200	36,820
Brother Industries Limited (Information Technology, Office Electronics)	500	5,233
Canon Incorporated (Information Technology, Office Electronics)	2,200	79,868
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	500	3,959
Central Japan Railway Company (Industrials, Road & Rail)	300	29,162
China Bank Limited (Financials, Commercial Banks)	1,000	6,376
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,300	16,297
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	400	8,653
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	600	3,256
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	100	1,712
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	2,352
Credit Saison Company Limited (Financials, Consumer Finance)	300	6,376
Dai Ichi Mutual Life Insurance (Financials, Insurance)	17	23,843
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	8,793
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	7,692
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,300	23,268
Daikin Industries Limited (Industrials, Building Products)	500	18,530
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	300	4,334
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	100	8,955
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	18,362
Daiwa Securities Group Incorporated (Financials, Capital Markets)	3,000	18,546
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	200	5,610
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	3,808
Denso Corporation (Consumer Discretionary, Auto Components)	1,000	41,968
Dentsu Incorporated (Consumer Discretionary, Media)	400	12,446
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	100	3,938
East Japan Railway Company (Industrials, Road & Rail)	700	51,656
Eisai Company Limited (Health Care, Pharmaceuticals)	500	22,279
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	7,190
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	100	4,213
FANUC Limited (Industrials, Machinery)	400	61,754
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	27,436
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	2,859
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,000	14,953
FUJIFILM Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	900	17,283
Fujitsu Limited (Information Technology, Computers & Peripherals)	4,000	18,384
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	9,084
Furukawa Electric Company Limited (Industrials, Electrical Equipment)†	1,000	2,266
Gree Incorporated (Information Technology, Internet Software & Services)	200	2,434
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	4,337
Gunma Bank Limited (Financials, Commercial Banks)	1,000	5,437
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	50	3,798
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	100	3,970
Hankyu Hanshin Holdings Incorporated (Industrials, Transportation Infrastructure)	2,000	10,983
Hino Motors Limited (Industrials, Machinery)	1,000	10,562
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100	12,083
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	100	5,794
Hitachi Chemical Company Limited (Materials, Chemicals)	200	2,742
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	200	4,594

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage International Index Portfolio#

Security name	Shares	Value

Japan (continued)
Hitachi High-Technologies Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	100	$2,067
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	9,000	50,491
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	400	3,543
Hokuriku Electric Power Company (Utilities, Electric Utilities)	300	3,447
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	3,200	119,279
Hoya Corporation (Information Technology, Electronic Equipment, Instruments & Components)	900	17,264
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	200	3,131
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	4	21,275
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	760	8,413
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	8,415
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	2,000	12,299
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,000	34,632
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	4,730
Japan Prime Realty Investment Corporation (Financials, REITs)	2	5,888
Japan Real Estate Investment Corporation (Financials, REITs)	1	10,972
Japan Retail Fund Investment Corporation (Financials, REITs)	4	7,820
Japan Steel Works (Industrials, Machinery)	1,000	5,847
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	1,800	56,802
JFE Holdings Incorporated (Materials, Metals & Mining)	1,000	21,437
Joyo Bank Limited (Financials, Commercial Banks)	1,000	4,995
JS Group Corporation (Industrials, Building Products)	500	10,249
JSR Corporation (Materials, Chemicals)	400	8,156
JTEKT Corporation (Industrials, Machinery)	500	4,984
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	4	5,308
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	4,500	27,479
Kajima Corporation (Industrials, Construction & Engineering)	2,000	5,912
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,500	12,946
Kao Corporation (Consumer Staples, Personal Products)	1,000	31,978
Kawasaki Heavy Industries Limited (Industrials, Machinery)	3,000	9,548
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	500	37,545
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	8,836
Keio Corporation (Industrials, Road & Rail)	1,000	7,994
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	9,548
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	100	28,169
Kintetsu Corporation (Industrials, Road & Rail)«	3,000	12,623
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	29,021
Kobe Steel Limited (Materials, Metals & Mining)	5,000	6,743
Komatsu Limited (Industrials, Machinery)	1,900	47,925
Konami Corporation (Information Technology, Software)	200	3,886
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,000	7,638
Kubota Corporation (Industrials, Machinery)	2,000	24,145
Kuraray Company Limited (Materials, Chemicals)	700	9,516
Kurita Water Industries Limited (Industrials, Machinery)	200	3,996
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	26,087
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	10,476
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	900	8,632
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	100	7,433
Makita Corporation (Industrials, Machinery)	200	9,062
Marubeni Corporation (Industrials, Trading Companies & Distributors)	3,000	21,912
Marui Company Limited (Consumer Discretionary, Multiline Retail)	500	4,267
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	2,446
Matsushita Electric Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	4,400	31,710
Mazda Motor Corporation (Consumer Discretionary, Automobiles)†	5,000	15,050
McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	2,505
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	300	3,877
Meiji Holdings Company Limited (Consumer Staples, Food Products)	100	4,305
Millea Holdings Incorporated (Financials, Insurance)	1,400	39,543
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	4,828
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	2,500	11,733
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	2,800	55,553
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	4,000	32,582
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	2,000	49,844
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	7,077

Wells Fargo Advantage International Index Portfolio#	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value

Japan (continued)
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	6,000	$33,272
Mitsubishi Materials Corporation (Materials, Metals & Mining)	2,000	6,085
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	8,000	8,804
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	25,370	140,412
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	130	6,010
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	3,400	50,400
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	4,747
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	50,879
Mitsui OSK Lines Limited (Industrials, Marine)	2,000	7,013
Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,000	20,693
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	45,300	99,700
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	400	25,763
Nabtesco Corporation (Industrials, Machinery)	200	3,688
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	400	6,361
NEC Corporation (Information Technology, Computers & Peripherals)†	5,000	12,353
Nexon Company Limited (Information Technology, Software)	200	1,815
NGK Insulators Limited (Industrials, Electrical Equipment)	1,000	10,789
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	400	3,483
Nidec Corporation (Industrials, Electrical Equipment)	200	11,738
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	700	15,708
Nintendo Company Limited (Information Technology, Software)	200	19,333
Nippon Building Fund Incorporated (Financials, REITs)	1	11,188
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	4,920
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	8,782
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	200	3,483
Nippon Steel Corporation (Materials, Metals & Mining)	15,000	40,619
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	900	41,267
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	3,000	7,541
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	1,000	2,622
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	5,000	50,545
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	6,560
Nissin Food Products Company Limited (Consumer Staples, Food Products)	100	3,976
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	50	3,727
Nitto Denko Corporation (Materials, Chemicals)	300	17,639
NKSJ Holdings Incorporated (Financials, Insurance)	700	14,825
NOK Corporation (Consumer Discretionary, Auto Components)	200	2,758
Nomura Holdings Incorporated (Financials, Capital Markets)	7,200	41,325
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	200	3,593
Nomura Real Estate Office Fund (Financials, REITs)	1	6,139
Nomura Research Institute Limited (Information Technology, IT Services)	200	4,531
NSK Limited (Industrials, Machinery)	1,000	7,800
NTT Data Corporation (Information Technology, IT Services)	3	9,525
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	30	46,413
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	3,055
Obayashi Corporation (Industrials, Construction & Engineering)	1,000	5,146
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	1,000	10,551
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	7,617
Olympus Corporation (Health Care, Health Care Equipment & Supplies)†	400	8,773
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	400	9,688
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	10,616
Oracle Corporation Japan (Information Technology, Software)	100	4,208
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	14,770
ORIX Corporation (Financials, Consumer Finance)	210	23,381
Osaka Gas Company Limited (Utilities, Gas Utilities)	4,000	15,536
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	700	22,415
Park24 Company Limited (Industrials, Commercial Services & Supplies)	200	3,655
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	1,508	13,032
Resona Holdings Incorporated (Financials, Commercial Banks)	3,800	17,424
Ricoh Company Limited (Information Technology, Office Electronics)	1,000	10,724
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	7,174
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	200	7,088
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	4,213

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage International Index Portfolio#

Security name	Shares	Value

Japan (continued)
Sanrio Company Limited (Consumer Discretionary, Specialty Retail)	100	$3,954
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	100	4,477
SBI Holdings Incorporated (Financials, Capital Markets)	459	3,645
Secom Company Limited (Industrials, Commercial Services & Supplies)	400	20,542
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	400	7,384
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	1,000	9,699
Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	11,576
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,420	41,456
Seven Bank Limited (Financials, Commercial Banks)	800	2,106
Sharp Corporation (Consumer Discretionary, Household Durables)«	2,200	6,978
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	300	3,674
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	100	7,174
Shimizu Corporation (Industrials, Construction & Engineering)	1,000	3,215
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	800	49,196
Shinsei Bank Limited (Financials, Commercial Banks)	3,000	6,603
Shionogi & Company Limited (Health Care, Pharmaceuticals)	600	12,228
Shiseido Company Limited (Consumer Staples, Personal Products)	700	9,281
Shizuoka Bank Limited (Financials, Commercial Banks)	1,000	9,936
Shoei Company Limited (Financials, Real Estate Management & Development)	500	3,749
Showa Denko KK (Materials, Chemicals)	3,000	4,661
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	500	3,620
SMC Corporation (Industrials, Machinery)	100	17,348
Softbank Corporation (Information Technology, IT Services)	1,700	63,000
Sojitz Corporation (Industrials, Trading Companies & Distributors)	2,500	3,830
Sony Corporation (Consumer Discretionary, Household Durables)	2,000	28,870
Sony Financial Holdings Incorporated (Financials, Insurance)	300	4,738
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	300	5,224
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	3,000
Sumitomo Chemical Company Limited (Materials, Chemicals)	3,000	8,868
Sumitomo Corporation (Consumer Discretionary, Distributors)	2,200	26,916
Sumitomo Electric Industries Limited (Industrials, Electrical Equipment)	1,500	17,478
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	4,413
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	15,762
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	2,700	108,070
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	5,000	19,420
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	33,822
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	300	4,674
Suzuken Company Limited (Health Care, Health Care Providers & Services)	100	3,479
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	700	16,743
T&D Holdings Incorporated (Financials, Insurance)	1,200	14,241
Taiheiyo Cement Corporation (Materials, Construction Materials)	2,000	4,941
Taisei Corporation (Industrials, Construction & Engineering)	2,000	5,912
Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	100	6,894
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	7,833
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,600	82,771
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	500	7,094
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	200	6,905
Teijin Limited (Materials, Chemicals)	2,000	4,639
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	300	13,173
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	600	7,541
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	5,351
The Hiroshima Bank Limited (Financials, Commercial Banks)	1,000	4,197
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	8,523
THK Company Limited (Industrials, Machinery)	200	3,735
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	100	5,243
Tobu Railway Company Limited (Industrials, Road & Rail)	2,000	10,983
Toho Company Limited Tokyo (Consumer Discretionary, Media)	200	3,845
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	5,524
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)†	900	6,962
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)†	3,100	7,023
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	300	13,917
Tokyo Gas Company Limited (Utilities, Gas Utilities)	5,000	24,167
Tokyu Corporation (Industrials, Road & Rail)	2,000	11,975
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	7,552

Wells Fargo Advantage International Index Portfolio#	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value

Japan (continued)
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	$9,926
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	6,732
Toray Industries Incorporated (Materials, Chemicals)	3,000	18,481
Toshiba Corporation (Information Technology, Computers & Peripherals)	8,000	36,854
TOTO Limited (Industrials, Building Products)	1,000	9,041
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	300	4,360
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	100	2,310
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	100	1,364
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	300	10,713
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	5,500	282,744
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	400	10,193
Trend Micro Incorporated (Information Technology, Software)	200	5,653
Tsumura & Company (Health Care, Pharmaceuticals)	100	3,501
UBE Industries Limited Japan (Materials, Chemicals)	2,000	4,229
Uni-Charm Corporation (Consumer Staples, Household Products)	200	11,587
Ushio Incorporated (Industrials, Electrical Equipment)	200	2,197
USS Company Limited (Consumer Discretionary, Specialty Retail)	50	5,497
West Japan Railway Company (Industrials, Road & Rail)	300	13,254
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	31	13,127
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	7,433
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)«	180	6,544
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	300	2,981
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	600	7,172
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	700	11,713
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	2,862
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	400	4,018

		4,473,175

Mauritius : 0.03%
Golden Agri-Resources Limited (Consumer Staples, Food Products)	13,500	7,086

Netherlands : 2.75%
Aegon NV (Financials, Insurance)	3,536	21,152
Akzo Nobel NV (Materials, Chemicals)	472	30,152
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	618	43,988
Boskalis Westminster NV (Industrials, Construction & Engineering)	158	6,770
Corio NV (Financials, REITs)	137	6,320
D.E Master Blenders 1753 NV (Consumer Staples, Food Products)†	1,203	14,498
Delta Lloyd NV (Financials, Insurance)	274	4,851
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	819	41,893
Fugro NV (Energy, Energy Equipment & Services)	146	6,956
Gemalto NV (Information Technology, Computers & Peripherals)	161	14,659
Heineken Holding NV (Consumer Staples, Beverages)	211	13,223
Heineken NV (Consumer Staples, Beverages)	456	34,047
ING Groep NV (Financials, Diversified Financial Services)†	7,637	61,398
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	2,031	29,167
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	308	18,031
Koninklijke Philips Electronics NV (Industrials, Industrial Conglomerates)	2,066	58,585
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	149	10,720
QIAGEN NV (Health Care, Life Sciences Tools & Services)†	477	10,138
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	244	10,374
Reed Elsevier NV (Consumer Discretionary, Media)	1,386	21,062
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)«	1,992	6,798
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,292	10,301
TNT Express NV (Industrials, Air Freight & Logistics)	775	5,868
Unilever NV (Consumer Staples, Food Products)	3,227	125,168
Wolters Kluwer NV (Consumer Discretionary, Media)	608	12,113
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	251	8,487

		626,719

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage International Index Portfolio#

Security name	Shares	Value

New Zealand : 0.13%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	1,920	$4,492
Contact Energy Limited (Utilities, Electric Utilities)	779	3,471
Fletcher Building Limited (Materials, Construction Materials)	1,362	10,303
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,154	4,055
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	4,009	8,020

		30,341

Norway : 0.73%
Aker Solutions ASA (Industrials, Construction & Engineering)	345	6,797
DnB Nor ASA (Financials, Commercial Banks)	1,970	29,341
Gjensidige Forsikring ASA (Financials, Insurance)	437	6,984
Norsk Hydro ASA (Materials, Metals & Mining)	1,888	8,354
Orkla ASA (Industrials, Industrial Conglomerates)	1,565	12,810
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,219	55,159
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	1,420	30,573
Yara International ASA (Materials, Chemicals)	374	17,877

		167,895

Portugal : 0.17%
Banco Espirito Santo SA (Financials, Commercial Banks)†	4,017	4,830
Energias de Portugal SA (Utilities, Electric Utilities)	3,666	10,999
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	524	8,086
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	447	8,908
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,272	6,442

		39,265

Singapore : 1.60%
Ascendas REIT (Financials, REITs)	4,000	8,301
CapitaCommerical Trust (Financials, REITs)	4,000	5,362
CapitaLand Limited (Financials, Real Estate Management & Development)	5,000	15,787
CapitaMall Trust (Financials, REITs)	4,670	8,108
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	3,000	5,039
City Developments Limited (Financials, Real Estate Management & Development)	1,000	9,020
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	4,000	6,202
DBS Group Holdings Limited (Financials, Commercial Banks)	4,103	50,062
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	4,000	8,204
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	10,600	8,586
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	5,083
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	31,017
Keppel Land Limited (Financials, Real Estate Management & Development)	1,219	4,095
Olam International Limited (Consumer Staples, Food & Staples Retailing)	2,753	3,701
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	4,757	38,797
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	1,980	8,458
SembCorp Marine Limited (Industrials, Machinery)	2,000	7,251
Singapore Airlines Limited (Industrials, Airlines)	600	5,276
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	12,274
Singapore Press Holdings Limited (Consumer Discretionary, Media)	3,000	10,126
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	3,000	10,296
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	16,000	44,444
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	1,000	3,383
United Overseas Bank Limited (Financials, Commercial Banks)	2,310	35,590
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	5,257
Wilmar International Limited (Consumer Staples, Food Products)	4,000	11,466
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	3,117

		364,302

Spain : 2.88%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	726	12,758

Wells Fargo Advantage International Index Portfolio#	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value

Spain (continued)
Acciona SA (Utilities, Electric Utilities)	31	$1,904
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	283	6,724
Amadeus IT Holding SA (Information Technology, IT Services)	636	16,274
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	10,832	105,087
Banco de Sabade SA (Financials, Commercial Banks)†	4,883	10,627
Banco de Valencia SA (Financials, Commercial Banks)†	12	2
Banco Popular Espanol SA (Financials, Commercial Banks)	10,792	9,370
Banco Santander Central Hispano SA (Financials, Commercial Banks)	21,018	159,454
Bankia SA (Financials, Commercial Banks)†«	2,196	932
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	799	12,528
Criteria CaixaCorp SA (Financials, Diversified Financial Services)	1,671	6,855
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	1,211	9,459
Enagas SA (Utilities, Gas Utilities)	405	9,700
Gas Natural SDG SA (Utilities, Gas Utilities)	667	13,232
Grifols SA (Health Care, Biotechnology)	316	11,257
Iberdrola SA (Utilities, Electric Utilities)	8,273	40,935
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	436	58,430
International Consolidated Airlines Group SA (Industrials, Airlines)†	1,938	7,033
Mapfre SA (Financials, Insurance)	1,610	5,240
Red Electrica de Espana SA (Utilities, Electric Utilities)	229	12,670
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	1,667	35,496
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	8,143	106,311
Zardoya-Otis SA (Industrials, Machinery)	320	4,516

		656,794

Sweden : 3.25%
Alfa Laval AB (Industrials, Machinery)	680	15,824
Assa Abloy AB Class B (Industrials, Building Products)	673	26,691
Atlas Copco AB Class A (Industrials, Machinery)	1,330	38,662
Atlas Copco AB Class B (Industrials, Machinery)	792	20,500
Boliden AB (Materials, Metals & Mining)	574	9,745
Electrolux AB Class B (Consumer Discretionary, Household Durables)	486	12,407
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	771	11,564
Getinge AB (Health Care, Health Care Equipment & Supplies)	406	12,223
Hennes & Mauritz AB (Consumer Discretionary, Specialty Retail)	1,893	67,935
Hexagon AB (Industrials, Machinery)	479	13,657
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	6
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	805	4,975
Industrivarden AB Class C (Financials, Diversified Financial Services)	239	4,265
Investor AB (Financials, Diversified Financial Services)	923	27,045
Kinnevik Investment AB (Financials, Diversified Financial Services)	430	9,807
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)†	427	9,699
Nordea Bank AB (Financials, Commercial Banks)	5,215	60,355
Ratos AB B Shares (Financials, Capital Markets)	401	4,120
Sandvik AB (Industrials, Machinery)	1,988	32,306
Scania AB Class B (Industrials, Machinery)	649	13,507
Securitas AB (Industrials, Commercial Services & Supplies)	659	6,139
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	2,776	28,909
Skanska AB (Industrials, Construction & Engineering)	758	13,455
SKF AB Class B (Industrials, Machinery)	766	18,844
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,167	28,528
Svenska Handelsbanken AB (Financials, Commercial Banks)	982	42,682
Swedbank AB (Financials, Commercial Banks)	1,620	38,951
Swedish Match AB (Consumer Staples, Tobacco)	411	13,460
Tele2 AB Series B (Telecommunication Services, Diversified Telecommunication Services)	638	10,161
Telefonaktiebolaget LM Ericsson Class B Shares (Information Technology, Communications Equipment)	6,086	73,824
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	4,393	30,145
Volvo AB Class B (Industrials, Machinery)	2,764	41,455

		741,846

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage International Index Portfolio#

Security name	Shares	Value

Switzerland : 8.95%
ABB Limited (Industrials, Electrical Equipment)	4,372	$99,866
Actelion Limited (Health Care, Biotechnology)	218	11,248
Adecco SA (Industrials, Professional Services)	269	15,340
Aryzta AG (Consumer Staples, Food Products)	184	10,571
Baloise Holding AG (Financials, Insurance)	99	8,883
Banque Cantonale Vaudoise Waadtlaender Kantonalbank (Financials, Commercial Banks)	6	3,418
Barry Callebaut AG (Consumer Staples, Food Products)	4	3,905
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,038	83,445
Credit Suisse Group AG (Financials, Capital Markets)	2,500	66,974
EMS-Chemie Holdings AG (Materials, Chemicals)	17	4,793
Geberit AG (Industrials, Building Products)	73	17,648
Givaudan SA (Materials, Chemicals)	17	20,314
Holcim Limited (Materials, Construction Materials)	454	36,691
Julius Baer Group Limited (Financials, Capital Markets)	429	16,257
Kuehne & Nagel International AG (Industrials, Marine)	109	12,536
Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	2	7,221
Lonza Group AG (Health Care, Life Sciences Tools & Services)	116	7,246
Nestle SA (Consumer Staples, Food Products)	6,388	446,404
Novartis AG (Health Care, Pharmaceuticals)	4,557	309,456
Pargesa Holding SA (Financials, Diversified Financial Services)	54	3,857
Partners Group Holding AG (Financials, Diversified Financial Services)	29	6,702
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	94	11,252
Roche Holdings AG (Health Care, Pharmaceuticals)	1,392	318,855
Schindler Holding AG (Industrials, Machinery)	46	6,920
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	99	15,336
SGS SA (Industrials, Commercial Services & Supplies)	11	27,955
Sika AG (Materials, Chemicals)	4	9,926
Sulzer AG (Industrials, Machinery)	48	8,404
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	90	9,146
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	61	34,688
Swiss Life Holding (Financials, Insurance)	64	10,502
Swiss Prime Site AG (Financials, Real Estate Management & Development)	111	8,912
Swiss Reinsurance AG (Financials, Insurance)	698	55,815
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	47	21,381
Syngenta AG (Materials, Chemicals)	186	79,000
Transocean Limited (Energy, Energy Equipment & Services)	721	37,938
UBS AG (Financials, Diversified Financial Services)	7,214	114,140
Zurich Financial Services AG (Financials, Insurance)	292	79,908

		2,042,853

United Kingdom : 22.01%
3I Group plc (Financials, Capital Markets)	2,019	9,814
Aberdeen Asset Management plc (Financials, Capital Markets)	1,737	11,328
Admiral Group plc (Financials, Insurance)	427	8,104
Aggreko plc (Industrials, Commercial Services & Supplies)	544	13,997
AMEC plc (Energy, Energy Equipment & Services)	630	9,978
Anglo American plc (Materials, Metals & Mining)	2,764	80,592
Antofagasta plc (Materials, Metals & Mining)	781	12,950
ArcelorMittal (Materials, Metals & Mining)	1,855	27,887
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	2,749	39,827
Associated British Foods plc (Consumer Staples, Food Products)	706	19,836
AstraZeneca plc (Health Care, Pharmaceuticals)	2,479	112,654
Aviva plc (Financials, Insurance)	5,781	31,292
Babcock International Group plc (Industrials, Commercial Services & Supplies)	723	11,769
BAE Systems plc (Industrials, Aerospace & Defense)	6,437	34,676
Balfour Beatty plc (Industrials, Construction & Engineering)	1,426	6,174
Barclays plc (Financials, Commercial Banks)	23,112	107,641
BG Group plc (Health Care, Health Care Providers & Services)	6,730	118,995
BHP Billiton plc (Materials, Metals & Mining)	4,199	133,071
BP plc (Energy, Oil, Gas & Consumable Fuels)	37,720	255,043
British American Tobacco plc (Consumer Staples, Tobacco)	3,863	201,274
British Land Company plc (Financials, REITs)	1,703	14,662
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,194	28,308
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	15,698	63,752

Wells Fargo Advantage International Index Portfolio#	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Shares	Value

United Kingdom (continued)
Bunzl plc (Industrials, Trading Companies & Distributors)	657	$12,568
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	896	18,704
Capita plc (Industrials, Professional Services)	1,304	16,291
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	361	13,571
Centrica plc (Utilities, Gas Utilities)	10,361	55,344
Cobham plc (Industrials, Aerospace & Defense)	2,174	7,632
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,687	44,775
Croda International plc (Materials, Chemicals)	286	11,246
Diageo plc (Consumer Staples, Beverages)	4,965	149,137
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	510	2,618
Evraz plc (Materials, Metals & Mining)	664	2,749
Experian Group Limited (Financials, Diversified Financial Services)	2,000	33,193
Fresnillo plc (Materials, Metals & Mining)	379	8,929
G4S plc (Industrials, Commercial Services & Supplies)	2,831	12,459
GKN plc (Consumer Discretionary, Auto Components)	2,991	12,387
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	9,853	217,636
Glencore International plc (Materials, Metals & Mining)	7,543	44,342
Hammerson plc (Financials, REITs)	1,412	10,590
Hargreaves Lansdown plc (Financials, Capital Markets)	496	6,524
HSBC Holdings plc (Financials, Commercial Banks)	36,274	402,486
ICAP plc (Financials, Capital Markets)	1,152	5,820
IMI plc (Industrials, Machinery)	672	12,468
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	1,983	71,899
Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†(a)	50	2
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	937	9,261
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	552	16,028
Intertek Group plc (Industrials, Commercial Services & Supplies)	326	16,513
Invensys plc (Information Technology, IT Services)	1,453	7,894
Investec plc (Financials, Capital Markets)	1,118	8,131
ITV plc (Consumer Discretionary, Media)	7,348	13,845
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	2,447	12,837
Johnson Matthey plc (Materials, Chemicals)	406	14,166
Kazakhmys plc (Materials, Metals & Mining)	434	4,075
Kingfisher plc (Consumer Discretionary, Specialty Retail)	4,792	20,137
Land Securities Group plc (Financials, REITs)	1,573	19,795
Legal & General Group plc (Financials, Insurance)	11,979	29,095
Liberty International plc (Financials, REITs)	1,190	6,006
Lloyds TSB Group plc (Financials, Commercial Banks)†	84,400	69,743
London Stock Exchange Group plc (Financials, Diversified Financial Services)	375	7,589
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	3,215	18,109
Meggitt plc (Industrials, Aerospace & Defense)	1,656	11,421
Melrose Industries plc (Industrials, Machinery)	2,440	9,576
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	123	9,652
National Grid plc (Utilities, Multi-Utilities)	7,207	79,759
Next plc (Consumer Discretionary, Multiline Retail)	328	20,894
Old Mutual plc (Financials, Commercial Banks)	9,883	30,361
Pearson plc (Consumer Discretionary, Media)	1,617	28,333
Petrofac Limited (Energy, Energy Equipment & Services)	526	11,602
Prudential plc (Financials, Insurance)	5,112	76,117
Randgold Resources Limited (Materials, Metals & Mining)	171	14,229
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	1,289	86,608
Reed Elsevier plc (Consumer Discretionary, Media)	2,458	26,438
Resolution Limited (Financials, Insurance)	2,927	11,598
Rexam plc (Materials, Containers & Packaging)	1,601	12,496
Rio Tinto plc (Materials, Metals & Mining)	2,665	143,160
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)	3,722	58,046
Royal Bank of Scotland Group plc (Financials, Commercial Banks)†	4,270	20,982
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	7,361	242,324
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	5,211	175,775
SABMiller plc (Consumer Staples, Beverages)	1,902	94,556
Sage Group plc (Information Technology, Software)	2,587	13,344
Schroders plc (Financials, Capital Markets)	239	7,222
Scottish & Southern Energy plc (Utilities, Electric Utilities)	1,871	41,043
Segro plc (Financials, REITs)	1,570	6,095

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage International Index Portfolio#

Security name			Shares	Value

United Kingdom (continued)
Serco Group plc (Industrials, Commercial Services & Supplies)			1,045	$9,044
SES SA (Consumer Discretionary, Media)			614	18,902
Severn Trent plc (Utilities, Water Utilities)			500	12,281
Shire Limited plc (Health Care, Pharmaceuticals)			1,114	34,898
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)			1,812	19,435
Smiths Group plc (Industrials, Industrial Conglomerates)			797	15,247
Standard Chartered plc (Financials, Commercial Banks)			4,740	129,147
Standard Life plc (Financials, Insurance)			4,784	25,583
Subsea 7 SA (Energy, Energy Equipment & Services)			569	13,450
Tate & Lyle plc (Consumer Staples, Food Products)			935	11,525
Tenaris SA (Energy, Energy Equipment & Services)			926	19,053
Tesco plc (Consumer Staples, Food & Staples Retailing)			15,985	89,628
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			1,012	4,871
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)			1,821	33,537
Unilever plc ADR (Consumer Staples, Food Products)			2,551	101,703
United Utilities Group plc (Utilities, Water Utilities)			1,374	15,362
Vedanta Resources plc (Materials, Metals & Mining)			208	3,711
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			97,412	244,648
Weir Group plc (Industrials, Machinery)			428	15,220
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			362	13,856
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			4,597	18,104
Wolseley plc (Industrials, Trading Companies & Distributors)			550	25,924
WPP plc (Consumer Discretionary, Media)			2,563	40,982
Xstrata plc (Materials, Metals & Mining)			4,191	73,911

				5,021,871

Total Common Stocks (Cost $19,155,794)				22,280,476

		Dividend yield

Preferred Stocks : 0.59%

Germany : 0.59%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles) ±		4.66%	114	7,413
Henkel AG & Company KGaA ADR (Consumer Staples, Household Products) ±		1.19	353	31,113
Porsche AG (Consumer Discretionary, Automobiles) ±		1.25	304	24,103
ProSiebenSat.1 AG (Consumer Discretionary, Media) ±		4.10	173	5,963
RWE AG (Utilities, Electric Utilities) ±		7.29	95	3,405
Volkswagen AG (Consumer Discretionary, Automobiles) ±		2.18	288	62,886

Total Preferred Stocks (Cost $90,333)				134,883

		Yield

Short-Term Investments : 1.11%

Investment Companies : 1.11%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13	189,424	189,424
Wells Fargo Securities Lending Cash Investment, LLC (r)(v)(l)(u)		0.18	63,045	63,045

Total Short-Term Investments (Cost $252,469)				252,469

Total investments in securities (Cost $19,498,596)*	99.35%			22,667,828

Other assets and liabilities, net	0.65			147,888

Total net assets	100.00%			$22,815,716

Wells Fargo Advantage International Index Portfolio#	Portfolio of investments — February 28, 2013 (unaudited)

#	After the close of business on April 19, 2013, Wells Fargo Advantage International Growth Portfolio acquired the net assets of the Wells Fargo Advantage International Index Portfolio in a tax-free exchange for shares of Wells Fargo Advantage International Growth Portfolio. Shareholders of the Portfolio received corresponding shares of Wells Fargo Advantage International Growth Portfolio.
«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $22,550,568 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,304,751
Gross unrealized depreciation	(4,187,491)

Net unrealized appreciation	$117,260

Wells Fargo Advantage International Index Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Common stocks	$22,280,474	$2	$0	$22,280,476

Preferred stocks	134,883	0	0	134,883

Short-term investments

Investment companies	189,424	63,045	0	252,469

	$22,604,781	$63,047	$0	$22,667,828

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

As of February 28, 2013, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$14,800	$0	$0	$14,800

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Derivative transactions

As of February 28, 2013, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At February 28, 2013, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains
3-15-2013	4 Long	MSCI EAFE Index	$331,780	$14,800

As of February 28, 2013, the Fund had segregated $64,817 as cash collateral for open futures contracts.

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 96.47%

Australia : 5.40%
Arrium Limited (Materials, Metals & Mining)	934,300	$1,145,209
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	2,763,968
Boart Longyear Group (Energy, Energy Equipment & Services)	199,991	354,427
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	1,018,924
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	1,753,007
Downer EDI Limited (Industrials, Commercial Services & Supplies)	425,500	2,399,142
Goodman Fielder Limited (Consumer Staples, Food Products)†	1,387,983	1,049,139
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	273,769	2,978,182
Metcash Limited (Consumer Staples, Food & Staples Retailing) «	536,500	2,235,873
Mincor Resources NL (Materials, Metals & Mining)	570,994	565,745
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)	577,400	1,645,502
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	169,520
Westpac Banking Corporation (Financials, Commercial Banks)	91,800	2,885,277

		20,963,915

Austria : 1.43%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,788,961
RHI AG (Materials, Construction Materials)	64,721	2,166,912
Voestalpine AG (Materials, Metals & Mining)	47,700	1,610,424

		5,566,297

Belgium : 1.28%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	1,904,259
KBC Groep NV (Financials, Commercial Banks)	53,400	1,980,641
Tessenderlo Chemie NV (Materials, Chemicals)	37,000	1,084,938

		4,969,838

Brazil : 1.98%
Banco do Brasil SA (Financials, Commercial Banks)	130,500	1,736,572
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	84,400	4,092,082
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	1,876,387

		7,705,041

Canada : 2.18%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	54,400	2,893,421
Metro Incorporated (Consumer Staples, Food & Staples Retailing) «	48,400	3,031,424
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,536,727

		8,461,572

China : 2.63%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	1,271,401
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,773,506
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,705,000	5,350,727
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	1,831,860

		10,227,494

Czech Republic : 0.45%
CEZ A/S (Utilities, Electric Utilities)	57,500	1,732,285

Denmark : 0.33%
H. Lundbeck A/S (Health Care, Pharmaceuticals)	75,800	1,285,308

Finland : 0.50%
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,925,086

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

France : 7.48%
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	134,746	$2,835,791
AXA SA (Financials, Insurance)	93,100	1,617,178
BNP Paribas SA (Financials, Commercial Banks)	30,200	1,699,526
Credit Agricole SA (Financials, Commercial Banks)†	219,328	2,061,674
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	88,338	8,370,625
SCOR SE (Financials, Insurance)	109,700	3,102,835
Societe Generale SA (Financials, Diversified Financial Services)†	39,000	1,497,452
Societe Television Francaise 1 SA (Consumer Discretionary, Media)	133,100	1,497,538
Thales SA (Industrials, Aerospace & Defense)	59,100	2,082,108
Total SA (Energy, Oil, Gas & Consumable Fuels)	85,500	4,274,660

		29,039,387

Germany : 8.06%
Allianz AG (Financials, Insurance)	33,100	4,524,473
BASF SE (Materials, Chemicals)	46,500	4,381,907
Daimler AG (Consumer Discretionary, Automobiles)	69,300	4,131,522
Deutsche Bank AG (Financials, Commercial Banks)	41,200	1,887,443
E.ON AG (Utilities, Multi-Utilities)	52,800	881,653
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,425,489
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	1,540,888
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	3,541,551
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,817,150
RWE AG (Utilities, Multi-Utilities)	40,900	1,502,324
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	4,657,430

		31,291,830

Hong Kong : 1.74%
Guangdong Investment Limited (Utilities, Water Utilities)	2,772,000	2,383,986
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	808,223
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	1,051,472
Lonking Holdings Limited (Industrials, Machinery) «	3,973,000	1,070,655
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,450,939

		6,765,275

India : 1.00%
Tata Motors Limited ADR (Consumer Discretionary, Auto Components)«	83,800	2,274,332
Tata Steel Limited GDR (Industrials, Machinery) (i)	245,900	1,593,432

		3,867,764

Indonesia : 0.35%
PT Japfa Comfeed Indonesia Tbk (Consumer Staples, Food Products) (i)	1,621,000	1,367,119

Ireland : 0.00%
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	111,500	4,513

Israel : 1.12%
Bank Hapoalim Limited (Financials, Commercial Banks)†	542,900	2,407,691
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	1,925,358

		4,333,049

Italy : 1.43%
Enel SpA (Utilities, Electric Utilities)	688,400	2,491,308
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	3,081,870

		5,573,178

2

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value

Japan : 18.89%
Adeka Corporation (Materials, Chemicals)	203,200	$1,786,687
Aozora Bank Limited (Financials, Commercial Banks)	588,000	1,782,587
Chiba Bank Limited (Financials, Commercial Banks)	208,000	1,326,227
Edion Corporation (Consumer Discretionary, Specialty Retail) «	73,600	320,000
Eizo Nanao Corporation (Information Technology, Computers & Peripherals) (i)	63,300	1,070,138
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,716,884
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	1,155,992
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,939,368
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,491,401
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	60,000	4,505,340
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,248,301
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,122,041
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,768,821
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,211,808
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	704,332
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	804,922
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	4,030,480
Nichirei Corporation (Consumer Staples, Food Products)	265,000	1,492,394
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	43,200	1,500,744
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	526,400
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,420,542
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,530,497
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,165,929
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	133,900	4,287,574
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,012,062
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	329,453
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	99,800	1,284,512
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,445,291
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	1,491,518
Shionogi & Company Limited (Health Care, Pharmaceuticals)	113,100	2,304,951
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,038,688
Sumitomo Corporation (Consumer Discretionary, Distributors) «	285,000	3,486,784
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	92,900	3,718,405
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	613,000	2,380,839
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	324,415
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	1,302,665
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	2,547,006
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	2,784,475

		73,360,473

Liechtenstein : 0.18%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	682,386

Netherlands : 2.45%
Aegon NV (Financials, Insurance)	151,800	908,072
ING Groep NV (Financials, Diversified Financial Services)†	237,100	1,906,183
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	241,100	3,462,448
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	52,700	3,085,102
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	161,833

		9,523,638

Norway : 1.68%
Atea ASA (Information Technology, IT Services)	158,200	1,811,913
DnB Nor ASA (Financials, Commercial Banks)	98,900	1,472,982
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,533,714
Yara International ASA (Materials, Chemicals)	35,800	1,711,206

		6,529,815

3

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Poland : 0.89%
Asseco Poland SA (Information Technology, Software) «	101,800	$1,383,201
KGHM Polska Miedz SA (Materials, Metals & Mining) «	36,500	2,075,900

		3,459,101

Portugal : 0.08%
Banco BPI SA (Financials, Commercial Banks)†	181,108	294,611

Russia : 1.88%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	3,400,817
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	19,943
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,874,346

		7,295,106

Singapore : 0.45%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,740,988

South Africa : 0.45%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	1,742,444

South Korea : 2.21%
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	2,328,862
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	3,676,079
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	2,576,991

		8,581,932

Spain : 2.15%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	1,796,725
Banco Espanol de Credito SA (Financials, Commercial Banks)† «	146,100	680,945
Banco Santander Central Hispano SA (Financials, Commercial Banks)	337,200	2,558,184
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	2,636,137
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	684,108

		8,356,099

Sweden : 1.38%
Boliden AB (Materials, Metals & Mining)	169,300	2,874,283
Saab AB (Industrials, Aerospace & Defense)	113,500	2,492,037

		5,366,320

Switzerland : 6.25%
Baloise Holding AG (Financials, Insurance)	28,800	2,584,103
Credit Suisse Group AG (Financials, Capital Markets)	180,200	4,827,507
Georg Fischer AG (Industrials, Machinery)	3,000	1,361,891
Novartis AG (Health Care, Pharmaceuticals)	40,400	2,743,476
Roche Holdings AG (Health Care, Pharmaceuticals)	21,200	4,856,119
Swiss Re AG (Financials, Insurance)	46,600	3,726,310
Zurich Financial Services AG (Financials, Insurance)	15,200	4,159,607

		24,259,013

Taiwan : 0.30%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	794,000	1,168,626

Thailand : 0.73%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,851,088

4

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value

United Kingdom : 19.14%
Alent plc (Materials, Chemicals)†	145,400	$822,760
Amlin plc (Financials, Insurance)	279,000	1,806,038
AstraZeneca plc (Health Care, Pharmaceuticals)	140,400	6,380,230
Aviva plc (Financials, Insurance)	314,900	1,704,502
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	3,685,277
Barclays plc (Financials, Commercial Banks)	715,000	3,330,001
Bodycote plc (Industrials, Construction & Engineering)	302,400	2,504,808
BP plc (Energy, Oil, Gas & Consumable Fuels)	609,300	4,119,777
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	1,124,900	4,568,380
Chemring Group plc (Industrials, Aerospace & Defense)	221,686	931,575
Cobham plc (Industrials, Aerospace & Defense)	283,939	996,755
Debenhams plc (Consumer Discretionary, Multiline Retail)	612,800	877,123
Firstgroup plc (Industrials, Road & Rail)	254,700	748,056
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	57,700	1,274,492
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	93,500	988,654
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail) «	290,000	559,609
Inchcape plc (Consumer Discretionary, Distributors)	319,200	2,447,845
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	608,700	3,193,215
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	679,100	484,208
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	380,200	2,141,593
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	632,790	1,347,804
Old Mutual plc (Financials, Commercial Banks)	982,800	3,019,188
Pace plc (Consumer Discretionary, Household Durables)	374,800	1,325,953
Premier Foods plc (Consumer Staples, Food Products)†	31,510	43,859
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	443,900	812,816
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels) «	14,300	470,094
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels) «	264,000	8,905,145
Tesco plc (Consumer Staples, Food & Staples Retailing)	655,700	3,676,521
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)† «	140,700	185,701
Tullett Prebon plc (Financials, Capital Markets)	279,500	1,186,395
Vesuvius plc (Industrials, Machinery)	145,400	844,156
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,591,600	3,997,266
WH Smith plc (Consumer Discretionary, Specialty Retail)	223,600	2,287,988
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	679,700	2,676,837

		74,344,621

Total Common Stocks (Cost $385,526,018)		374,635,212

	Dividend yield

Preferred Stocks : 1.11%

Brazil : 1.11%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks) ±	4.86%	173,300	1,584,687
Companhia Energetica de Minas Gerais SA (Energy, Oil, Gas & Consumable Fuels) ±	23.00	73,900	874,748
Vale SA (Materials, Metals & Mining) ±	6.19	100,100	1,848,366

Total Preferred Stocks (Cost $4,315,416)			4,307,801

	Yield

Short-Term Investments : 5.84%

Investment Companies : 5.84%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13	4,281,517	4,281,517

5

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name		Yield	Shares	Value

Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.18%	18,408,521	$18,408,521

Total Short-Term Investments (Cost $22,690,038)				22,690,038

Total investments in securities (Cost $412,531,472)*	103.42%			401,633,051

Other assets and liabilities, net	(3.42)			(13,262,851)

Total net assets	100.00%			$388,370,200

†	Non-income-earning security
«	All or a portion of this security is on loan.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $413,410,375 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$49,542,333
Gross unrealized depreciation	(61,319,657)

Net unrealized depreciation	$(11,777,324)

The following table shows the percent of total long-term investments by sector as of February 28, 2013:

Financials	26.65%
Energy	12.15%
Consumer Discretionary	11.11%
Industrials	10.22%
Health Care	10.13%
Consumer Staples	8.30%
Materials	7.41%
Telecommunication Services	7.29%
Utilities	3.95%
Information Technology	2.79%

100.00%

6

Wells Fargo Advantage International Value Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investment in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Common stocks	$370,740,923	$3,894,289	$0	$374,635,212

Preferred stocks	4,307,801	0	0	4,307,801

Short-term investments

Investment companies	4,281,517	18,408,521	0	22,690,038

	$379,330,241	$22,302,810	$0	$401,633,051

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value

Common Stocks : 97.30%

Consumer Discretionary : 10.66%

Household Durables : 2.76%
Harman International Industries Incorporated	11,402	$484,015
Newell Rubbermaid Incorporated «	39,392	919,409

		1,403,424

Media : 4.50%
DIRECTV Group Incorporated †	10,844	522,355
McGraw-Hill Companies Incorporated	17,390	809,505
Omnicom Group Incorporated «	6,366	366,236
Walt Disney Company	10,844	591,974

		2,290,070

Multiline Retail : 0.95%
Target Corporation «	7,681	483,596

Specialty Retail : 2.45%
Bed Bath & Beyond Incorporated †	12,762	724,244
Home Depot Incorporated	7,586	519,641

		1,243,885

Consumer Staples : 5.29%

Beverages : 1.51%
PepsiCo Incorporated	10,130	767,550

Food & Staples Retailing : 2.21%
CVS Caremark Corporation	21,978	1,123,515

Household Products : 1.57%
Procter & Gamble Company	10,519	801,337

Energy : 14.91%

Energy Equipment & Services : 1.18%
Noble Corporation	16,809	602,098

Oil, Gas & Consumable Fuels : 13.73%
Chevron Corporation	21,092	2,470,928
ConocoPhillips Company	11,296	654,603
Continental Resources Incorporated †	13,239	1,165,032
Denbury Resources Incorporated †	29,944	542,585
Noble Energy Incorporated	4,726	523,783
Valero Energy Corporation	11,715	534,087
Whiting Petroleum Corporation †	22,407	1,091,221

		6,982,239

Financials : 26.66%

Capital Markets : 1.49%
Goldman Sachs Group Incorporated	5,065	758,534

Commercial Banks : 6.53%
Comerica Incorporated	25,987	893,433
First Republic Bank Corporation	27,440	1,000,188
KeyCorp	98,162	921,741

1

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Commercial Banks (continued)
PNC Financial Services Group Incorporated	8,058	$502,739

		3,318,101

Consumer Finance : 1.11%
SLM Corporation	29,668	562,802

Diversified Financial Services : 7.47%
Bank of America Corporation	89,103	1,000,627
Citigroup Incorporated	31,417	1,318,571
JPMorgan Chase & Company	30,273	1,480,955

		3,800,153

Insurance : 6.66%
American International Group Incorporated †	27,400	1,041,474
MetLife Incorporated	23,044	816,679
The Hartford Financial Services Group Incorporated	40,598	958,519
The Travelers Companies Incorporated	7,089	570,097

		3,386,769

REITs : 3.40%
American Campus Communities Incorporated	14,947	675,604
Simon Property Group Incorporated	6,624	1,052,289

		1,727,893

Health Care : 10.24%

Health Care Equipment & Supplies : 2.03%
Medtronic Incorporated	11,432	513,983
Stryker Corporation «	8,133	519,536

		1,033,519

Health Care Providers & Services : 1.44%
CIGNA Corporation	12,553	733,848

Pharmaceuticals : 6.77%
Johnson & Johnson Services Incorporated «	15,015	1,142,792
Merck & Company Incorporated	13,442	574,377
Pfizer Incorporated	49,703	1,360,371
Teva Pharmaceutical Industries Limited ADR	9,703	362,892

		3,440,432

Industrials : 10.13%

Aerospace & Defense : 1.82%
Boeing Company	5,151	396,112
Triumph Group Incorporated	7,234	531,048

		927,160

Airlines : 1.32%
Southwest Airlines Company	57,176	668,959

Construction & Engineering : 1.03%
URS Corporation	12,399	523,982

2

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Shares	Value

Industrial Conglomerates : 4.68%
Eaton Corporation plc	13,844	$857,913
General Electric Company	65,567	1,522,466

		2,380,379

Machinery : 1.28%
Dover Corporation	8,897	652,595

Information Technology : 6.60%

Communications Equipment : 1.80%
Cisco Systems Incorporated	43,783	912,876

Computers & Peripherals : 0.49%
Apple Incorporated	569	251,157

Internet Software & Services : 1.06%
Google Incorporated Class A †	673	539,208

Semiconductors & Semiconductor Equipment : 1.58%
Broadcom Corporation Class A	11,703	399,189
Maxim Integrated Products Incorporated	12,873	401,380

		800,569

Software : 1.67%
Symantec Corporation †	36,294	850,731

Materials : 3.43%

Chemicals : 3.43%
Ashland Incorporated	9,841	767,303
Dow Chemical Company	18,322	581,174
Westlake Chemical Corporation «	4,581	394,974

		1,743,451

Telecommunication Services : 2.82%

Diversified Telecommunication Services : 2.82%
AT&T Incorporated	15,168	544,683
Verizon Communications Incorporated	19,077	887,651

		1,432,334

Utilities : 6.56%

Electric Utilities : 2.22%
Duke Energy Corporation «	7,371	510,442
Entergy Corporation «	9,941	618,927

		1,129,369

Multi-Utilities : 2.87%
Dominion Resources Incorporated «	12,200	683,200
NiSource Incorporated	28,014	775,988

		1,459,188

Water Utilities : 1.47%
American Water Works Company Incorporated	18,910	746,000

Total Common Stocks (Cost $41,306,050)		49,477,723

3

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

Security name		Yield	Shares	Value

Short-Term Investments : 13.00%

Investment Companies : 13.00%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	1,267,398	$1,267,398
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18	5,345,275	5,345,275

Total Short-Term Investments (Cost $6,612,673)				6,612,673

Total investments in securities (Cost $47,918,723)*	110.30%			56,090,396

Other assets and liabilities, net	(10.30)			(5,239,695)

Total net assets	100.00%			$50,850,701

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $49,138,431 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,316,967
Gross unrealized depreciation	(1,365,002)

Net unrealized appreciation	$6,951,965

4

Wells Fargo Advantage Large Company Value Portfolio (the “Portfolio)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investment in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Common stocks	$49,477,723	$0	$0	$49,477,723

Short-term investments

Investment companies	1,267,398	5,345,275	0	6,612,673

	$50,745,121	$5,345,275	$0	$56,090,396

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Small Cap Value Portfolio#	Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 94.03%
Consumer Discretionary : 6.82%

Auto Components : 1.48%
Gentex Corporation	11,813	$221,494

Diversified Consumer Services : 0.58%
Cambium Learning Group Incorporated †	18,095	22,076
Corinthian Colleges Incorporated †	30,165	64,251
Voyager Expanded Learning Incorporated (a)(i)	58,950	0

		86,327

Hotels, Restaurants & Leisure : 2.21%
Century Casinos Incorporated †	67,350	198,683
Empire Resorts Incorporated †	13,200	26,532
Scientific Games Corporation Class A †	11,605	104,445

		329,660

Household Durables : 2.35%
Cavco Industries Incorporated †	4,650	209,762
KB Home Incorporated	810	15,139
Nobility Homes Incorporated †	18,885	103,868
Skyline Corporation †	5,017	23,028

		351,797

Specialty Retail : 0.20%
rue21 Incorporated †	1,083	29,241

Consumer Staples : 1.13%

Household Products : 0.48%
WD-40 Company	1,340	72,641

Personal Products : 0.65%
Prestige Brands Holdings Incorporated †	4,061	96,611

Energy : 18.13%

Energy Equipment & Services : 9.27%
Cal Dive International Incorporated †	46,585	84,319
Helix Energy Solutions Group Incorporated †	8,148	190,745
Helmerich & Payne Incorporated	1,010	66,923
ION Geophysical Corporation †	23,235	154,280
Key Energy Services Incorporated †	9,574	82,145
Matrix Service Company †	16,284	253,379
Newpark Resources Incorporated †	27,458	241,905
Oceaneering International Incorporated	2,000	127,180
PHI Incorporated (non-voting) †	2,689	84,838
PHI Incorporated (voting) †	787	24,476
Willbros Group Incorporated †	11,044	74,547

		1,384,737

Oil, Gas & Consumable Fuels : 8.86%
Clean Energy Fuels Corporation †	1,085	13,649
Comstock Resources Incorporated †	8,065	113,878
Energy XXI (Bermuda) Limited	970	28,838
Forest Oil Corporation †	7,670	44,486
InterOil Corporation †	10,935	762,935
Penn West Petroleum Limited	6,855	66,631
PetroQuest Energy Incorporated †	1,415	5,434

1

Portfolio of Investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Small Cap Value Portfolio#

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corporation	3,115	$239,232
Triangle Petroleum Corporation †	7,713	48,361

		1,323,444

Financials : 19.39%

Capital Markets : 0.59%
Artio Global Investors Incorporated	32,500	88,400

Commercial Banks : 4.78%
1st United Bancorp Incorporated	11,270	68,522
Bancorp Incorporated †	5,845	74,641
BBCN Bancorp Incorporated	2,718	33,649
City National Corporation	990	56,242
First Horizon National Corporation	7,670	81,532
First Niagara Financial Group Incorporated	17,148	140,271
IBERIABANK Corporation	980	49,196
Pacific Premier Bancorp Incorporated †	9,577	114,637
Park Sterling Corporation †	3,550	20,164
Sterling Bancorp	4,610	46,884
Univest Corporation of Pennsylvania	1,639	27,191

		712,929

Insurance : 3.45%
Argo Group International Holdings Limited	8,295	315,044
Health Insurance Innovations Incorporated Class A †	3,702	46,238
Hilltop Holdings Incorporated †	7,031	90,278
Mercury General Corporation	1,650	64,136

		515,696

REITs : 10.46%
Anworth Mortgage Asset Corporation	7,325	44,683
Capstead Mortgage Corporation	11,275	141,389
Chimera Investment Corporation	185,735	553,485
Crexus Investment Corporation	12,845	170,967
Hatteras Financial Corporation	2,395	63,923
MFA Mortgage Investments Incorporated	17,200	152,736
Origen Financial Incorporated	50,540	78,337
Redwood Trust Incorporated	7,150	144,859
UMH Properties Incorporated	21,207	212,494

		1,562,873

Thrifts & Mortgage Finance : 0.11%
Northwest Bancshares Incorporated	1,335	16,674

Health Care : 7.95%

Biotechnology : 1.74%
Amarin Corporation plc ADR †	9,550	77,260
Discovery Laboratories Incorporated †	63,798	156,943
Infinity Pharmaceuticals Incorporated †	645	26,632

		260,835

Health Care Equipment & Supplies : 2.26%
Allied Healthcare Products Incorporated †	28,110	76,740
EnteroMedics Incorporated †	77,210	64,810

2

Wells Fargo Advantage Small Cap Value Portfolio#	Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
OraSure Technologies Incorporated †	35,279	$196,151

		337,701

Health Care Providers & Services : 2.49%
Accretive Health Incorporated †	4,480	42,918
Cross Country Healthcare Incorporated †	10,835	61,760
Ensign Group Incorporated	2,620	82,058
Gentiva Health Services Incorporated †	10,458	110,018
Healthcare Services Group Incorporated	3,117	75,120

		371,874

Health Care Technology : 1.19%
Allscripts Healthcare Solutions Incorporated †	8,003	101,798
Omnicell Incorporated †	4,190	75,504

		177,302

Life Sciences Tools & Services : 0.27%
Nordion Incorporated	5,785	40,553

Industrials : 16.47%

Air Freight & Logistics : 0.41%
Pacer International Incorporated †	14,677	60,910

Airlines : 1.31%
JetBlue Airways Corporation †	21,651	131,205
US Airways Group Incorporated †	4,795	64,908

		196,113

Building Products : 0.83%
Patrick Industries Incorporated †	9,340	123,848

Commercial Services & Supplies : 4.38%
ABM Industries Incorporated	9,183	208,454
ACCO Brands Corporation †	37,610	282,075
GEO Group Incorporated	4,745	163,892

		654,421

Construction & Engineering : 6.39%
Chicago Bridge & Iron Company NV	4,265	228,561
Integrated Electrical Services Incorporated †	25,933	150,411
MYR Group Incorporated †	7,720	179,181
Primoris Services Corporation	15,831	296,831
Sterling Construction Company Incorporated †	8,880	100,344

		955,328

Electrical Equipment : 0.56%
GrafTech International Limited †	11,281	83,367

Machinery : 1.40%
Actuant Corporation Class A	3,395	103,242
Hardinge Incorporated	8,160	106,733

		209,975

Professional Services : 1.19%
Hill International Incorporated †	51,967	177,207

3

Portfolio of Investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Small Cap Value Portfolio#

Security name	Shares	Value
Information Technology : 10.96%

Communications Equipment : 2.24%
Brocade Communications Systems Incorporated †	16,195	$90,854
Sandvine Corporation †(a)	117,295	214,217
Tellabs Incorporated	14,390	29,212

		334,283

Computers & Peripherals : 3.32%
Cray Incorporated †	13,090	253,292
Intermec Incorporated †	17,509	173,339
Lexmark International Incorporated	3,145	69,253

		495,884

Electronic Equipment, Instruments & Components : 3.07%
Coherent Incorporated	3,468	200,312
OSI Systems Incorporated †	3,790	218,418
Power One Incorporated †	9,505	40,491

		459,221

IT Services : 1.76%
Official Payments Holdings Incorporated †	44,960	263,016

Software : 0.57%
Accelrys Incorporated †	9,045	85,566

Materials : 12.19%

Containers & Packaging : 0.27%
Intertape Polymer Group Incorporated	4,500	40,626

Metals & Mining : 11.48%
Eldorado Gold Corporation	6,860	67,365
Endeavour Mining Corporation †	44,330	70,498
Goldcorp Incorporated	4,630	150,197
Randgold Resources Limited ADR	7,168	594,012
Royal Gold Incorporated	2,810	184,167
Sandstorm Gold Limited †	26,810	250,877
Sandstorm Metals & Energy Limited †	287,955	110,296
Silver Standard Resources Incorporated †	11,849	120,978
Steel Dynamics Incorporated	3,553	54,254
United States Steel Corporation	5,395	112,432

		1,715,076

Paper & Forest Products : 0.44%
Wausau Paper Corporation	6,647	65,606

Telecommunication Services : 0.99%

Diversified Telecommunication Services : 0.99%
Cincinnati Bell Incorporated †	45,560	148,070

Total Common Stocks (Cost $9,149,881)		14,049,306

Investment Companies : 1.67%
KBW Regional Banking ETF		27,758
Market Vectors Gold Miners ETF		221,288

Total Investment Companies (Cost $321,392)		249,046

4

Wells Fargo Advantage Small Cap Value Portfolio#	Portfolio of Investments — February 28, 2013 (unaudited)

Security name		Expiration date	Shares	Value
Warrants : 0.07%

Health Care : 0.07%

Health Care Equipment & Supplies : 0.07%
EnteroMedics Incorporated †(a)(i)		5-14-2016	9,104	$2,865
EnteroMedics Incorporated †(a)(i)		9-28-2016	16,376	6,182
EnteroMedics Incorporated †(a)(i)		2-28-2018	5,552	1,207

Total Warrants (Cost $0)				10,254

		Yield
Short-Term Investments : 5.03%

Investment Companies : 5.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	751,996	751,996

Total Short-Term Investments (Cost $751,996)				751,996

Total investments in securities (Cost $10,223,269)*	100.80%			15,060,602
Other assets and liabilities, net	(0.80)			(119,678)

Total net assets	100.00%			$14,940,924

#	After the close of business on April 19, 2013, Wells Fargo Advantage Small Company Value Portfolio acquired the net assets of the Portfolio in a tax-a tax-free exchange for shares of Wells Fargo Advantage Small Company Value Portfolio. Shareholders of the Portfolio received corresponding shares of Wells Fargo Advantage Small Company Value Portfolio.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $11,217,640 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,534,704
Gross unrealized depreciation	(1,691,742)

Net unrealized appreciation	$3,842,962

5

Wells Fargo Advantage Small Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized costs, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$14,049,306	$0	$0	$14,049,306
Investment companies	249,046	0	0	249,046
Warrants	0	10,254	0	10,254
Short-term investments
Investment companies	751,996	0	0	751,996

	$15,050,348	$10,254	$0	$15,060,602

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 96.64%

Consumer Discretionary : 11.82%

Diversified Consumer Services : 0.35%
Bright Horizons Family Solutions Incorporated †«	22,230	$621,551

Hotels, Restaurants & Leisure : 1.60%
Ruby Tuesday Incorporated †	116,760	857,018
SHFL entertainment Incorporated †	124,890	1,980,750

		2,837,768

Household Durables : 0.71%
Ethan Allen Interiors Incorporated	45,090	1,259,815

Leisure Equipment & Products : 0.93%
Brunswick Corporation «	45,040	1,641,258

Media : 1.95%
IMAX Corporation †«	63,230	1,625,011
Lions Gate Entertainment Corporation †«	87,270	1,830,052

		3,455,063

Multiline Retail : 0.62%
Tuesday Morning Corporation †	123,680	1,100,752

Specialty Retail : 4.19%
Chico’s FAS Incorporated «	75,130	1,275,707
Dick’s Sporting Goods Incorporated	39,170	1,958,500
GNC Holdings Incorporated Class A	41,940	1,719,540
rue21 Incorporated †«	31,030	837,810
Sonic Automotive Incorporated	73,540	1,642,884

		7,434,441

Textiles, Apparel & Luxury Goods : 1.47%
Hanesbrands Incorporated †«	65,670	2,603,159

Energy : 6.23%

Energy Equipment & Services : 2.62%
Geospace Technologies Corporation †	6,010	584,893
Lufkin Industries Incorporated «	22,470	1,455,607
McDermott International Incorporated †	122,350	1,556,292
Pacific Drilling SA †	111,860	1,045,891

		4,642,683

Oil, Gas & Consumable Fuels : 3.61%
Energy XXI (Bermuda) Limited «	55,750	1,657,448
GasLog Limited	77,330	990,597
Gulfport Energy Corporation †	48,070	1,968,467
Rosetta Resources Incorporated †«	36,790	1,790,937

		6,407,449

Financials : 12.46%

Capital Markets : 4.48%
Evercore Partners Incorporated Class A «	58,330	2,374,031
LPL Financial Holdings Incorporated	54,370	1,714,286
Medley Capital Corporation	40,590	608,038

1

Portfolio of Investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Capital Markets (continued)
New Mountain Finance Corporation «	31,875	$485,456
Stifel Financial Corporation †«	47,550	1,642,377
Walter Investment Management †	24,440	1,122,285

		7,946,473

Commercial Banks : 3.17%
Capital Bank Financial Corporation Class A †	59,060	1,092,610
CapitalSource Incorporated	176,030	1,584,270
Signature Bank †	15,100	1,121,477
SVB Financial Group †	27,130	1,819,338

		5,617,695

Consumer Finance : 1.56%
DFC Global Corporation †«	72,480	1,353,926
Encore Capital Group Incorporated †«	47,645	1,407,910

		2,761,836

Insurance : 1.51%
Argo Group International Holdings Limited	50,470	1,916,851
Health Insurance Innovations Incorporated Class A †«	60,230	752,273

		2,669,124

Real Estate Management & Development : 0.60%
Zillow Incorporated Class A †«	24,820	1,066,267

REITs : 1.14%
Ryman Hospitality Properties Incorporated «	45,369	2,030,263

Health Care : 19.35%

Biotechnology : 4.40%
Alnylam Pharmaceuticals Incorporated †	51,780	1,226,668
Ariad Pharmaceuticals Incorporated †	73,540	1,546,546
Exelixis Incorporated †«	207,260	945,106
InterMune Incorporated †	97,650	866,156
NewLink Genetics Corporation †«	65,040	765,521
Sarepta Therapeutics Incorporated †«	28,120	823,072
Seattle Genetics Incorporated †«	30,570	860,240
Theravance Incorporated †«	37,340	757,629

		7,790,938

Health Care Equipment & Supplies : 5.77%
Atricure Incorporated †	98,300	872,904
Cerus Corporation †	315,040	1,036,482
DexCom Incorporated †«	107,340	1,602,586
Endologix Incorporated †	83,341	1,255,115
Insulet Corporation †«	65,740	1,483,752
Natus Medical Incorporated †	92,120	1,169,924
Spectranetics Corporation †	77,580	1,408,077
Thoratec Corporation †	39,910	1,405,231

		10,234,071

Health Care Providers & Services : 2.99%
Capital Senior Living Corporation †	64,140	1,475,220
Ensign Group Incorporated	53,170	1,665,284

2

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Team Health Holdings Incorporated †	64,550	$2,161,780

		5,302,284

Health Care Technology : 3.19%
Medidata Solutions Incorporated †	26,460	1,379,095
Omnicell Incorporated †	126,770	2,284,395
Vocera Communications Incorporated †«	75,720	1,996,736

		5,660,226

Life Sciences Tools & Services : 1.59%
Fluidigm Corporation †«	48,240	832,622
ICON plc ADR †	63,850	1,989,566

		2,822,188

Pharmaceuticals : 1.41%
Akorn Incorporated †«	119,050	1,642,890
Pacira Pharmaceuticals Incorporated †«	39,500	863,470

		2,506,360

Industrials : 18.18%

Aerospace & Defense : 0.80%
Esterline Technologies Corporation †	20,430	1,408,240

Air Freight & Logistics : 1.08%
Hub Group Incorporated Class A †	50,520	1,906,120

Airlines : 0.84%
Spirit Airlines Incorporated †	73,810	1,494,653

Building Products : 1.72%
A.O. Smith Corporation «	26,400	1,888,392
Apogee Enterprises Incorporated	45,100	1,163,129

		3,051,521

Commercial Services & Supplies : 2.04%
ACCO Brands Corporation †«	181,390	1,360,425
Copart Incorporated †	38,552	1,316,165
Performant Financial Corporation †	70,515	934,324

		3,610,914

Construction & Engineering : 2.01%
Great Lakes Dredge & Dock Company «	178,440	1,739,790
Tutor Prini Corporation †	107,450	1,827,725

		3,567,515

Machinery : 2.41%
Actuant Corporation Class A «	49,430	1,503,166
Blount International Incorporated †	59,820	901,487
Wabash National Corporation †«	195,740	1,867,360

		4,272,013

Professional Services : 1.69%
On Assignment Incorporated †«	99,430	2,173,540

3

Portfolio of Investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Professional Services (continued)
RPX Corporation †	69,930	$828,671

		3,002,211

Road & Rail : 2.63%
Genesee & Wyoming Incorporated †«	16,040	1,435,901
Hertz Global Holdings Incorporated †	62,220	1,241,289
Swift Transportation Company †«	102,600	1,388,178
Werner Enterprises Incorporated «	26,260	604,505

		4,669,873

Trading Companies & Distributors : 2.96%
Aceto Corporation	93,300	971,253
Beacon Roofing Supply Incorporated †	35,280	1,301,832
MSC Industrial Direct Company «	15,320	1,307,102
United Rentals Incorporated †«	31,360	1,674,938

		5,255,125

Information Technology : 23.38%

Communications Equipment : 2.00%
Aruba Networks Incorporated †«	39,920	994,806
Infinera Corporation †«	168,710	1,094,928
Palo Alto Networks Incorporated †«	4,610	281,809
Riverbed Technology Incorporated †	77,140	1,178,699

		3,550,242

Computers & Peripherals : 0.50%
Fusion-io Incorporated †«	52,070	878,942

Electronic Equipment, Instruments & Components : 1.74%
InvenSense Incorporated †	87,250	1,048,745
OSI Systems Incorporated †	35,420	2,041,255

		3,090,000

Internet Software & Services : 2.79%
Bankrate Incorporated †	36,400	409,500
Perficient Incorporated †	113,110	1,309,814
ValueClick Incorporated †«	67,560	1,801,825
Vocus Incorporated †	101,490	1,424,920

		4,946,059

IT Services : 2.90%
Fleetcor Technologies Incorporated †	21,760	1,519,066
Interxion Holding NV †	76,280	1,886,404
Vantiv Incorporated Class A †«	79,460	1,729,050

		5,134,520

Semiconductors & Semiconductor Equipment : 3.82%
Cirrus Logic Incorporated †«	69,390	1,668,136
Microsemi Corporation †	67,990	1,402,634
PMC-Sierra Incorporated †	192,320	1,248,157
Rudolph Technologies Incorporated †«	66,260	730,185
Semtech Corporation †	56,670	1,732,402

		6,781,514

4

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of Investments — February 28, 2013 (unaudited)

Security name			Shares	Value
Software : 9.63%
Bottomline Technologies Incorporated †«			54,570	$1,480,484
BroadSoft Incorporated †			45,370	952,770
Cadence Design Systems Incorporated †«			147,490	2,088,458
Concur Technologies Incorporated †«			15,162	1,064,372
Infoblox Incorporated †			61,720	1,301,675
PTC Incorporated †			81,320	1,881,745
Realpage Incorporated †«			66,890	1,448,837
Sourcefire Incorporated †«			19,210	1,030,232
SS&C Technologies Holdings †«			95,850	2,425,964
Synchronoss Technologies Incorporated †«			37,250	1,123,833
Tangoe Incorporated †«			92,100	1,259,007
Ultimate Software Group Incorporated †«			10,250	1,007,268

				17,064,645

Materials : 5.22%

Chemicals : 2.32%
Calgon Carbon Corporation †«			111,180	1,896,731
LSB Industries Incorporated †			25,590	991,613
Methanex Corporation			33,590	1,228,722

				4,117,066

Containers & Packaging : 1.12%
Berry Plastics Group Incorporated †«			103,670	1,992,537

Metals & Mining : 0.72%
Steel Dynamics Incorporated			83,390	1,273,365

Paper & Forest Products : 1.06%
Boise Cascade Company †			12,640	342,544
Schweitzer Manduit International Incorporated			41,440	1,527,064

				1,869,608

Total Common Stocks (Cost $144,019,385)				171,348,347

		Yield

Short-Term Investments : 35.99%

Investment Companies : 35.99%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	12,417,707	12,417,707
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.18	51,385,276	51,385,276

Total Short-Term Investments (Cost $63,802,983)				63,802,983

Total investments in securities (Cost $207,822,368)*	132.63%			235,151,330
Other assets and liabilities, net	(32.63)			(57,855,818)

Total net assets	100.00%			$177,295,512

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.

5

Portfolio of Investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

*	Cost for federal income tax purposes is $210,441,310 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,791,920
Gross unrealized depreciation	(6,081,900)

Net unrealized appreciation	$24,710,020

6

Wells Fargo Advantage Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$171,348,347	$0	$0	$171,348,347
Short-term investments
Investment companies	12,417,707	51,385,276	0	63,802,983

	$183,766,054	$51,385,276	$0	$235,151,330

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 96.57%

Consumer Discretionary : 16.07%

Auto Components : 2.05%
American Axle & Manufacturing Holdings Incorporated «†	146,990	$1,859,424
Dana Holding Corporation	105,530	1,765,517

		3,624,941

Automobiles : 0.75%
Thor Industries Incorporated «	35,330	1,328,055

Distributors : 0.81%
Core Mark Holding Company Incorporated	29,710	1,423,703

Diversified Consumer Services : 0.77%
Steiner Leisure Limited †	28,940	1,364,521

Hotels, Restaurants & Leisure : 4.20%
Bob Evans Farms Incorporated	44,290	1,802,603
Isle of Capri Casinos Incorporated †	207,410	1,375,128
Ruby Tuesday Incorporated †	221,060	1,622,580
WMS Industries Incorporated †	103,950	2,602,908

		7,403,219

Leisure Equipment & Products : 0.58%
Arctic Cat Incorporated †	27,960	1,015,787

Media : 2.10%
Cinemark Holdings Incorporated «	61,850	1,719,430
National Cinemedia Incorporated	129,800	1,979,450

		3,698,880

Specialty Retail : 3.88%
Aeropostale Incorporated †	144,120	1,876,442
Asbury Automotive Group Incorporated †	57,260	1,933,098
Rent-A-Center Incorporated	44,280	1,606,478
Zumiez Incorporated «†	62,510	1,431,479

		6,847,497

Textiles, Apparel & Luxury Goods : 0.93%
G-III Apparel Group Limited «†	44,890	1,638,485

Consumer Staples : 1.16%

Food Products : 1.16%
Post Holdings Incorporated †	53,080	2,052,073

Energy : 5.94%

Energy Equipment & Services : 3.07%
Hercules Offshore Incorporated †	264,740	1,794,937
Hornbeck Offshore «†	40,010	1,700,425
Key Energy Services Incorporated †	223,960	1,921,577

		5,416,939

Oil, Gas & Consumable Fuels : 2.87%
Magnum Hunter Resources Corporation «†	517,320	2,002,028
Rex Energy Corporation «†	116,550	1,571,094

1

Portfolio of Investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corporation «†	80,430	$1,488,759

		5,061,881

Financials : 33.68%

Capital Markets : 2.40%
Greenhill & Company Incorporated «	41,480	2,521,154
Stifel Financial Corporation «†	49,290	1,702,477

		4,223,631

Commercial Banks : 11.59%
Associated Banc-Corp «	118,830	1,709,964
Banner Corporation	43,220	1,284,066
City National Corporation «	33,860	1,923,587
FirstMerit Corporation «	116,460	1,760,875
Home Bancshares Incorporated «	59,320	2,007,982
Pacwest Bancorp «	70,050	1,914,467
SVB Financial Group †	31,730	2,127,814
Umpqua Holdings Corporation «	121,290	1,522,190
Webster Financial Corporation «	76,200	1,677,924
Western Alliance Bancorp †	203,190	2,702,427
Wintrust Financial Corporation «	49,570	1,809,305

		20,440,601

Insurance : 7.22%
Amtrust Financial Services Incorporated «	66,327	2,205,373
CNO Financial Group Incorporated «	196,590	2,150,695
Employers Holdings Incorporated	116,380	2,445,144
Meadowbrook Insurance Group Incorporated «	85,720	602,612
Primerica Incorporated	54,540	1,716,374
Selective Insurance Group Incorporated	82,820	1,841,917
United Fire Group Incorporated	72,320	1,777,626

		12,739,741

Real Estate Management & Development : 0.66%
Alexander & Baldwin Incorporated †	33,180	1,168,931

REITs : 9.68%
Ashford Hospitality Trust	166,570	1,960,529
Associated Estates Realty Corporation	82,170	1,436,332
Campus Crest Communities Incorporated	140,430	1,760,992
Cousins Properties Incorporated	195,459	1,899,861
LaSalle Hotel Properties	68,860	1,748,355
Pebblebrook Hotel Trust «	68,440	1,636,400
Redwood Trust Incorporated «	105,010	2,127,503
Sabra Health Care REIT Incorporated «	103,293	2,730,034
Sunstone Hotel Investors Incorporated †	157,310	1,782,322

		17,082,328

Thrifts & Mortgage Finance : 2.13%
BankUnited Incorporated «	72,750	2,063,190
Washington Federal Incorporated	96,290	1,689,890

		3,753,080

2

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of Investments — February 28, 2013 (unaudited)

Security name	Shares	Value
Health Care : 3.90%

Health Care Equipment & Supplies : 1.29%
Alere Incorporated †	99,820	$2,271,903

Health Care Providers & Services : 1.70%
Ensign Group Incorporated	38,250	1,197,990
Lifepoint Hospitals Incorporated «†	40,930	1,804,604

		3,002,594

Health Care Technology : 0.91%
Medassets Incorporated †	86,860	1,604,304

Industrials : 15.49%

Aerospace & Defense : 1.79%
AAR Corporation	96,960	1,703,587
Huntington Ingalls Industries Incorporated	30,220	1,451,769

		3,155,356

Air Freight & Logistics : 1.43%
Air Transport Services Group †	185,440	1,023,629
Atlas Air Worldwide Holdings Incorporated †	31,600	1,491,204

		2,514,833

Commercial Services & Supplies : 1.67%
Portfolio Recovery Associates Incorporated «†	12,650	1,479,101
Quad Graphics Incorporated «	67,210	1,461,818

		2,940,919

Construction & Engineering : 2.23%
Great Lakes Dredge & Dock Company «	227,200	2,215,200
Tutor Prini Corporation †	101,370	1,724,304

		3,939,504

Electrical Equipment : 0.63%
GrafTech International Limited «†	150,070	1,109,017

Machinery : 3.69%
Briggs & Stratton Corporation «	75,190	1,839,147
Kadant Incorporated †	51,860	1,273,163
Titan International Incorporated «	77,050	1,626,526
Wabash National Corporation «†	184,850	1,763,469

		6,502,305

Professional Services : 0.99%
FTI Consulting Incorporated «†	50,370	1,749,854

Road & Rail : 1.98%
Con-way Incorporated «	40,660	1,429,199
Ryder System Incorporated	36,870	2,072,094

		3,501,293

Trading Companies & Distributors : 1.08%
Titan Machinery Incorporated «†	67,480	1,906,310

3

Portfolio of Investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name	Shares	Value
Information Technology : 11.58%

Communications Equipment : 0.76%
Black Box Corporation «	55,300	$1,341,578

Computers & Peripherals : 1.17%
Lexmark International Incorporated «	41,430	912,289
QLogic Corporation †	100,670	1,145,625

		2,057,914

Electronic Equipment, Instruments & Components : 3.68%
Benchmark Electronics Incorporated †	92,370	1,609,085
Multi-Fineline Electronix Incorporated «†	60,100	918,328
Sanmina Corporation †	215,720	2,208,973
Synnex Corporation «†	46,170	1,760,462

		6,496,848

Internet Software & Services : 0.86%
EarthLink Incorporated	262,350	1,524,254

Semiconductors & Semiconductor Equipment : 4.82%
Integrated Silicon Solution Incorporated «†	129,640	1,101,940
Kulicke & Soffa Industries Incorporated †	199,020	2,153,396
MagnaChip Semiconductor Corporation †	105,880	1,667,610
OmniVision Technologies Incorporated «†	84,370	1,300,142
Photronics Incorporated «†	343,380	2,280,043

		8,503,131

Software : 0.29%
EPIQ Systems Incorporated	40,750	506,930

Materials : 5.34%

Chemicals : 2.78%
Cytec Industries Incorporated	24,235	1,754,372
Kraton Performance Polymers Incorporated †	77,910	1,872,956
Zep Incorporated	85,350	1,276,836

		4,904,164

Metals & Mining : 2.56%
A.M. Castle & Company «†	60,930	1,001,080
Horsehead Holding Corporation «†	159,380	1,684,647
Suncoke Energy Incorporated †	111,140	1,832,699

		4,518,426

Telecommunication Services : 0.78%

Diversified Telecommunication Services : 0.78%
Iridium Communications Incorporated «†	224,230	1,370,045

Utilities : 2.63%

Electric Utilities : 2.63%
Great Plains Energy Incorporated	48,670	1,062,466
PNM Resources Incorporated	80,810	1,814,993
Portland General Electric Company	59,340	1,761,800

		4,639,259

4

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of Investments — February 28, 2013 (unaudited)

Security name		Yield	Shares	Value
Total Common Stocks (Cost $142,335,297)				$170,345,034

Short-Term Investments : 33.89%

Investment Companies : 33.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	6,661,546	$6,661,546
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18	53,122,170	53,122,170

Total Short-Term Investments (Cost $59,783,716)				59,783,716

Total investments in securities (Cost $202,119,013)*	130.46%			230,128,750

Other assets and liabilities, net	(30.46)			(53,733,370)

Total net assets	100.00%			$176,395,380

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $206,163,415 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$33,036,916
Gross unrealized depreciation	(9,071,581)

Net unrealized appreciation	$23,965,335

5

Wells Fargo Advantage Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$170,345,034	$0	$0	$170,345,034
Short-term investments
Investment companies	6,661,546	53,122,170	0	59,783,716

	$177,006,580	$53,122,170	$0	$230,128,750

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 37.59%
FHLMC %%	2.50%	4-16-2028	$85,700,000	$88,565,594
FHLMC %%	2.50	5-16-2028	7,900,000	8,146,875
FHLMC	3.00	7-1-2032	1,725,436	1,812,789
FHLMC	3.00	8-1-2042	562,094	575,883
FHLMC	3.00	8-1-2042	1,957,909	2,005,939
FHLMC	3.00	9-1-2042	310,715	318,337
FHLMC	3.00	9-1-2042	300,622	307,996
FHLMC	3.00	10-1-2042	1,161,651	1,190,147
FHLMC	3.00	12-1-2042	1,412,953	1,447,615
FHLMC	3.00	2-1-2043	3,340,471	3,426,593
FHLMC	3.00	2-1-2043	1,296,423	1,328,226
FHLMC	3.00	3-1-2043	172,093	176,530
FHLMC %%	3.00	3-12-2043	5,900,000	6,079,766
FHLMC %%	3.00	4-11-2043	62,100,000	63,836,862
FHLMC %%	3.00	5-13-2043	116,700,000	119,653,975
FHLMC	3.50	8-1-2032	3,287,072	3,539,656
FHLMC	3.50	9-1-2032	7,776,818	8,343,415
FHLMC	3.50	12-1-2032	3,504,971	3,787,168
FHLMC	3.50	3-1-2033	748,064	809,111
FHLMC	3.50	3-1-2043	3,101,229	3,288,410
FHLMC	4.00	11-15-2037	2,992,191	3,259,541
FHLMC ##	4.00	4-1-2042	19,326,379	21,186,112
FHLMC	4.00	6-1-2042	3,988,867	4,372,706
FHLMC	4.00	6-1-2042	8,512,337	9,331,459
FHLMC ##	4.00	6-1-2042	40,014,024	43,864,480
FHLMC	4.00	11-1-2042	2,850,246	3,124,519
FHLMC	4.00	12-1-2042	6,920,009	7,585,905
FHLMC	4.00	12-1-2042	2,863,015	3,138,516
FHLMC	4.00	12-1-2042	8,023,908	8,796,030
FHLMC	4.00	3-1-2043	667,908	732,179
FHLMC	4.50	9-1-2042	3,905,061	4,352,379
FHLMC ##	5.00	8-1-2039	24,021,519	27,042,440
FHLMC	5.00	4-1-2041	3,107,955	3,506,578
FHLMC	5.00	5-1-2041	2,697,589	3,038,521
FHLMC	5.00	7-1-2041	9,030,661	10,171,992
FHLMC ##	5.00	8-1-2041	24,567,046	27,717,989
FHLMC	5.00	4-1-2042	3,510,697	3,952,199
FHLMC	5.50	7-1-2038	10,515,906	11,856,450
FHLMC ±	5.57	10-1-2038	627,916	667,807
FHLMC	6.00	8-1-2017	62,032	67,019
FHLMC	6.00	10-1-2017	135,021	145,877
FHLMC	6.00	2-1-2023	81,003	88,519
FHLMC	6.00	3-1-2034	584,311	657,714
FHLMC	6.00	2-1-2035	914,564	1,029,456
FHLMC	6.00	12-1-2035	8,990,464	10,119,876
FHLMC	6.00	3-1-2036	4,215,940	4,745,454
FHLMC	6.50	4-1-2021	34,638	35,749
FHLMC Series 1590 Class IA ±	1.30	10-15-2023	75,777	77,398
FHLMC Series 1897 Class K	7.00	9-15-2026	2,263	2,625
FHLMC Series 1935 Class FL ±	0.95	2-15-2027	5,557	5,615
FHLMC Series 2423 Class MC	7.00	3-15-2032	35,569	41,862
FHLMC Series 2980 Class QA	6.00	5-15-2035	342,322	387,071
FHLMC Series 3529 Class AG	6.50	4-15-2039	8,047,784	9,090,479
FHLMC Series 3622 Class WA	5.50	9-15-2039	8,822,434	10,112,485
FHLMC Series K003 Class AAB	4.77	5-25-2018	3,752,000	4,178,242
FHLMC Series T-48 Class 1A3 ±	6.11	7-25-2033	102,126	120,474
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	1,090,641	1,263,142
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	1,495,197	1,716,619
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	1,563,829	1,852,307
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	7-25-2043	1,507,284	1,735,588
FNMA ±	2.25	6-1-2017	1,993	1,996
FNMA	3.00	2-1-2033	2,589,452	2,661,471
FNMA	3.00	2-1-2033	361,135	371,856
FNMA	3.00	3-1-2033	996,091	1,023,795
FNMA	3.00	3-1-2033	1,642,487	1,691,248

1

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA %%	3.00%	3-1-2033	$2,531,930	$2,646,658
FNMA %%	3.00	3-1-2033	1,530,564	1,597,048
FNMA (a)	3.00	3-15-2033	1,622,741	1,704,892
FNMA (a)	3.00	3-15-2033	8,430,559	8,857,356
FNMA (a)	3.00	3-25-2033	23,700,000	24,359,156
FNMA	3.00	3-25-2033	27,368,360	28,131,149
FNMA (a)	3.00	3-25-2033	2,107,940	2,166,567
FNMA	3.00	10-1-2042	3,695,776	3,798,565
FNMA	3.00	12-25-2042	38,970,876	40,895,686
FNMA	3.00	12-25-2042	3,568,730	3,733,085
FNMA	3.00	1-1-2043	8,713,698	8,956,047
FNMA	3.00	1-1-2043	16,464,071	16,921,978
FNMA	3.00	1-1-2043	13,234,394	13,602,475
FNMA	3.00	1-1-2043	1,115,926	1,146,962
FNMA	3.00	2-1-2043	17,731,234	18,224,384
FNMA	3.00	2-1-2043	10,145,224	10,427,388
FNMA	3.00	2-1-2043	2,134,293	2,193,653
FNMA	3.00	2-1-2043	11,285,352	11,599,226
FNMA	3.00	2-1-2043	4,105,114	4,219,287
FNMA	3.00	2-1-2043	2,085,459	2,143,461
FNMA	3.00	2-1-2043	709,711	729,450
FNMA	3.00	2-1-2043	1,070,831	1,100,613
FNMA	3.00	2-1-2043	3,530,245	3,628,430
FNMA	3.00	3-1-2043	16,344,129	16,798,700
FNMA	3.00	3-1-2043	2,323,511	2,392,490
FNMA	3.00	3-1-2043	13,475,643	13,850,434
FNMA %%	3.00	3-1-2043	11,429,929	11,741,351
FNMA	3.50	8-1-2032	9,270,096	9,967,008
FNMA	3.50	9-1-2032	10,967,512	11,692,641
FNMA	3.50	9-1-2032	41,233	77,537
FNMA	3.50	11-1-2032	842,635	905,983
FNMA	3.50	11-1-2032	2,292,622	2,464,978
FNMA	3.50	11-1-2032	1,435,168	1,543,062
FNMA	3.50	1-1-2033	2,243,875	2,385,920
FNMA	3.50	1-1-2033	562,939	601,038
FNMA	3.50	2-1-2033	1,669,680	1,775,377
FNMA	3.50	2-1-2033	7,997,416	8,533,493
FNMA	3.50	2-1-2033	686,989	733,483
FNMA	3.50	3-1-2033	785,566	835,295
FNMA (a)	3.50	3-15-2033	1,687,552	1,823,159
FNMA	3.50	12-1-2042	7,645,870	8,129,881
FNMA	3.50	12-1-2042	8,947,066	9,513,447
FNMA (a)	3.50	3-25-2043	26,895,000	28,593,349
FNMA	4.00	6-1-2042	17,567,501	19,259,942
FNMA	4.00	6-1-2042	3,837,260	4,206,939
FNMA	4.00	6-1-2042	116,551	129,705
FNMA	4.00	6-1-2042	8,043,208	8,818,085
FNMA	4.00	7-1-2042	15,996	17,846
FNMA	4.00	7-1-2042	13,092,664	14,354,002
FNMA	4.00	7-1-2042	17,739,466	19,448,474
FNMA	4.00	8-1-2042	2,691,249	2,950,522
FNMA	4.00	9-1-2042	40,656,928	44,573,788
FNMA	4.00	10-1-2042	38,600,085	42,318,790
FNMA	4.00	11-1-2042	24,896	28,565
FNMA	4.00	11-1-2042	2,818,611	3,090,153
FNMA %%	4.00	3-1-2043	4,209,394	4,605,836
FNMA	5.00	3-1-2041	704,019	797,506
FNMA	5.00	5-1-2041	3,858,762	4,347,051
FNMA	5.00	6-1-2041	1,859,826	2,106,792
FNMA	5.00	6-1-2041	3,031,267	3,414,844
FNMA	5.00	6-1-2041	2,435,057	2,743,189
FNMA	5.00	7-1-2041	5,610,878	6,320,879
FNMA	5.00	7-1-2041	31,948,791	36,181,292
FNMA	5.00	8-1-2041	5,301,762	6,005,783
FNMA	5.00	8-1-2041	2,255,563	2,554,375

2

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	8-1-2041	$2,438,675	$2,747,266
FNMA	5.00	8-1-2041	2,317,369	2,601,919
FNMA	5.00	8-1-2041	2,230,618	2,526,822
FNMA	5.00	9-1-2041	2,443,897	2,768,422
FNMA	5.00	9-1-2041	5,531,931	6,231,942
FNMA	5.37	4-1-2017	2,460,000	2,746,260
FNMA	5.40	5-1-2017	3,221,982	3,602,843
FNMA	5.50	9-1-2034	1,777,438	1,926,792
FNMA	5.50	4-1-2036	1,505,024	1,641,383
FNMA	5.50	7-1-2039	1,907,545	2,183,500
FNMA	5.50	4-1-2040	5,832,315	6,603,144
FNMA	6.00	5-1-2017	68,797	72,976
FNMA	6.00	11-1-2017	18,001	19,094
FNMA	6.00	4-1-2022	36,949	40,499
FNMA	6.00	2-1-2029	32,815	36,788
FNMA	6.00	3-1-2033	177,701	199,665
FNMA	6.00	11-1-2033	68,626	77,278
FNMA	6.00	3-1-2034	37,834,363	43,021,077
FNMA	6.00	8-1-2034	1,566,469	1,763,994
FNMA	6.00	8-1-2034	2,614,181	2,943,826
FNMA	6.00	11-1-2034	2,234,826	2,516,615
FNMA	6.00	4-1-2035	200,131	228,161
FNMA	6.00	4-1-2035	607,747	684,382
FNMA	6.00	4-1-2035	753,584	848,610
FNMA	6.00	12-1-2035	4,234,895	4,768,871
FNMA	6.00	7-1-2037	10,283,587	11,580,291
FNMA	6.00	7-1-2037	2,398,939	2,701,377
FNMA	6.06	9-1-2016	1,356,863	1,482,301
FNMA ±	6.27	9-1-2037	2,220,924	2,437,668
FNMA	6.50	6-1-2017	77,873	83,136
FNMA	6.50	7-1-2017	100,168	108,610
FNMA	6.50	10-1-2036	3,937,213	4,416,153
FNMA	7.00	2-25-2042	4,899,871	5,470,878
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	1,070,300	1,207,027
FNMA Series 1999-54 Class LH	6.50	11-25-2029	38,623	44,157
FNMA Series 2002-14 Class A2	7.00	1-25-2042	599,185	689,726
FNMA Series 2002-33 Class A2	7.50	6-25-2032	1,188,785	1,457,899
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	2,097,000	2,459,745
FNMA Series 2004-45 Class VB	4.50	10-25-2028	62,794	63,906
FNMA Series 2005-31 Class PB	5.50	4-25-2035	75,000	91,132
FNMA Series 2005-5 Class PA	5.00	1-25-2035	2,745,463	3,020,732
FNMA Series 2006-56 Class CA	6.00	7-25-2036	1,097,645	1,250,822
FNMA Series 2009-30 Class AD	6.50	4-25-2039	5,072,299	5,561,137
GNMA %%	3.00	3-19-2043	21,300,000	22,301,767
GNMA %%	3.00	4-18-2043	18,500,000	19,323,829
GNMA	6.00	1-15-2040	14,606,959	16,547,924
GNMA	7.00	11-15-2029	86,592	103,402
GNMA	7.75	9-20-2020	52,236	54,382
GNMA	7.75	3-20-2021	98,153	109,871
GNMA	7.75	7-20-2021	34,826	35,272
GNMA	7.75	8-15-2021	30,628	30,857
GNMA	8.05	7-15-2019	43,966	49,189
GNMA	8.05	7-15-2019	5,187	5,266
GNMA	8.05	8-15-2019	18,146	18,282
GNMA	8.05	9-15-2019	14,845	14,901
GNMA	8.05	10-15-2019	13,520	13,571
GNMA	8.05	10-15-2019	6,242	6,264
GNMA	8.05	11-15-2019	12,663	12,711
GNMA	8.05	11-15-2019	2,868	2,878
GNMA	8.05	2-15-2020	16,638	16,961
GNMA	8.05	10-15-2020	12,588	12,636
GNMA	11.50	6-15-2013	6	6
GNMA Series 2002-95 Class DB	6.00	1-25-2033	5,247,279	6,012,490

3

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA Series 2003-79 Class PV	5.50%	10-20-2023	$2,098,689	$2,294,139

Total Agency Securities (Cost $1,332,463,315)				1,348,874,550

Asset-Backed Securities : 16.33%
Ally Auto Receivables Trust Series 2010-4 Class A4	1.35	12-15-2015	975,000	984,579
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	10,030,000	10,165,816
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	11,847,000	12,083,111
Ally Auto Receivables Trust Series 2012-4 Class A2	0.48	5-15-2015	11,884,000	11,891,796
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.00	2-15-2017	7,644,000	7,704,686
Ally Master Owner Trust Series 2012-3 Class A1 ±	0.90	6-15-2017	5,006,000	5,041,823
Ally Master Owner Trust Series 2013-1 Class A1 ±	0.65	2-15-2018	4,503,000	4,503,000
American Express Credit Account Master Trust Series 2009-2 Class A ±	1.45	3-15-2017	4,316,000	4,390,805
American Express Credit Account Master Trust Series 2010-1 Class A ±	0.45	11-16-2015	9,777,000	9,779,493
American Express Credit Account Master Trust Series 2012-3 Class A ±	0.35	3-15-2018	2,231,000	2,232,691
American Express Credit Account Master Trust Series 2012-4 Class A ±	0.44	5-15-2020	12,453,000	12,447,209
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-2016	5,042,000	5,044,415
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	4,583,000	4,592,542
Bank of America Credit Card Trust Series 2007-A6 Class A6 ±	0.26	9-15-2016	19,487,000	19,490,293
Capital Auto Recievables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	8,897,000	8,915,621
Capital Auto Recievables Asset Trust Series 2013-1 Class A4	0.97	1-22-2018	3,558,000	3,572,606
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5 ±	0.26	1-15-2016	734,000	734,000
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3	5.05	2-15-2016	3,231,000	3,251,052
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.81	9-15-2015	12,439,000	12,542,580
Chase Issuance Trust Series 2011-A2 Class A2 ±	0.29	5-15-2015	24,987,000	24,990,173
Chase Issuance Trust Series 2012-A10 Class A10 ±	0.46	12-16-2019	4,421,000	4,421,000
Chase Issuance Trust Series 2012-A6 Class A ±	0.33	8-15-2017	36,172,000	36,174,532
Chase Issuance Trust Series 2012-A8 Class A8	0.54	10-16-2017	4,330,000	4,325,718
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	5,046,003	5,247,091
Discover Card Master Trust I Series 2011-A1 Class A1 ±	0.55	8-15-2016	17,801,000	17,843,829
Discover Card Master Trust I Series 2013-A1 Class A1 ±	0.50	8-17-2020	5,416,000	5,416,000
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	7,903,494	7,909,769
Ford Credit Auto Owner Trust Series 2013-1 Class A2 ±	0.58	1-15-2018	6,232,000	6,232,000
Ford Credit Floorplan Master Trust Series 2012-4 Class A2 ±	0.55	9-15-2016	16,254,000	16,259,071
GE Capital Credit Card Master Note Trust Series 2011-1 Class A ±	0.75	1-15-2017	3,469,000	3,484,524
Hertz Vehicle Financing LLC Series 2013-1A Class A2 144A	1.83	8-25-2019	4,102,000	4,127,244
Honda Auto Receivables Owner Trust Series 2010-2 Class A4	1.93	8-18-2016	2,331,000	2,345,606
Honda Auto Receivables Owner Trust Series 2010-3 Class A4	0.94	12-21-2016	10,367,000	10,403,917
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-2014	3,058,000	3,060,180
Honda Auto Receivables Owner Trust Series 2013-1 Class A2	0.35	6-22-2015	12,001,000	12,000,520
MBNA Credit Card Master Trust Series 2003-A10 Class A10 ±	0.46	3-15-2016	4,371,000	4,378,147
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	4,745,000	4,820,175
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.41	10-25-2033	10,975,000	10,507,619
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.41	3-23-2037	17,100,000	16,338,400
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.38	11-23-2022	16,650,418	16,606,561
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.38	10-26-2026	18,452,011	18,421,381
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.30	11-27-2018	619,126	618,387
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.36	5-27-2025	6,367,000	6,095,957
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.66	3-25-2026	19,677,000	19,410,632
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	2,263,000	2,263,862
Santander Drive Auto Receivables Series 2011-2 Class A3	1.29	2-16-2015	1,425,000	1,428,588
Santander Drive Auto Receivables Series 2012-3 Class A2	0.83	4-15-2015	2,083,540	2,087,372
Santander Drive Auto Receivables Series 2012-5 Class A2	0.57	12-15-2015	2,817,096	2,819,570
Santander Drive Auto Receivables Series 2012-5 Class A3	0.83	12-15-2016	2,293,000	2,302,234
Santander Drive Auto Receivables Series 2012-6 Class A3	0.62	7-15-2016	1,953,000	1,954,889
SLM Student Loan Trust Series 2004-5A Class A5 ±144A	0.90	10-25-2023	9,572,000	9,614,213
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.80	4-25-2024	19,063,000	19,138,444
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.40	4-25-2025	806,000	800,314
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.50	7-27-2026	4,022,000	4,125,768
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.40	1-25-2023	1,995,721	1,995,312

4

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2006-6 Class A2 ±	0.38%	10-25-2022	$3,590,394	$3,585,981
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.30	7-25-2017	2,408,413	2,404,215
SLM Student Loan Trust Series 2007-4 Class A3 ±	0.36	1-25-2022	11,880,513	11,882,022
SLM Student Loan Trust Series 2008-6 Class A2 ±	0.85	10-25-2017	1,104,861	1,112,387
SLM Student Loan Trust Series 2008-9 Class A ±	1.80	4-25-2023	5,244,783	5,454,894
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.60	12-15-2023	11,283,015	11,423,319
SLM Student Loan Trust Series 2012-2 Class A ±	0.90	1-25-2029	2,918,982	2,948,604
SLM Student Loan Trust Series 2012-3 Class A ±	0.85	12-26-2025	1,468,824	1,479,737
SLM Student Loan Trust Series 2012-6 Class B ±	1.20	4-27-2043	3,834,000	3,497,187
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.60	8-15-2025	11,107,738	11,279,442
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.30	12-15-2021	10,511,212	10,596,931
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.30	8-15-2023	8,258,213	8,339,309
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.95	10-16-2023	14,744,262	14,815,241
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.95	6-15-2045	9,330,000	9,591,240
SLM Student Loan Trust Series 2013-1 Class A2 ±	0.45	9-25-2019	8,185,000	8,190,247
SLM Student Loan Trust Series 2013-1 Class B ±	2.00	11-25-2043	2,791,000	2,691,894
SLM Student Loan Trust Series 2013-A Class A1 ±144A%%	0.85	8-15-2022	8,192,000	8,192,000
SLM Student Loan Trust Series 2013-A Class A2A 144A%%	1.77	5-17-2027	3,270,000	3,269,078
SMS Student Loan Trust Series 2000-A Class A2 ±	0.49	10-28-2028	3,463,618	3,454,983
SMS Student Loan Trust Series 2000-B Class A2 ±	0.50	4-28-2029	3,884,040	3,855,430
Toyota Auto Receivables Owner Trust Series 2012-A Class A2	0.57	10-15-2014	4,917,097	4,922,225
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	3,654,000	3,654,398

Total Asset-Backed Securities (Cost $582,929,290)				585,977,881

Corporate Bonds and Notes : 18.62%

Consumer Discretionary : 1.42%

Automobiles : 0.58%
Daimler Finance North America LLC 144A	1.30	7-31-2015	8,675,000	8,722,591
Daimler Finance North America LLC 144A	1.88	9-15-2014	8,450,000	8,574,976
Daimler Finance North America LLC 144A	1.88	1-11-2018	3,595,000	3,617,616

				20,915,183

Diversified Consumer Services : 0.08%
University of Pennsylvania	4.67	9-1-2112	2,825,000	2,993,904

Household Durables : 0.12%
Mohawk Industries Incorporated	3.85	2-1-2023	4,260,000	4,286,012

Media : 0.44%
DIRECTV Holdings LLC	3.80	3-15-2022	2,720,000	2,731,552
DIRECTV Holdings LLC	5.15	3-15-2042	975,000	938,627
NBCUniversal Media LLC	4.45	1-15-2043	3,098,000	3,161,915
News America Incorporated	6.15	3-1-2037	2,243,000	2,669,484
News America Incorporated	6.15	2-15-2041	1,597,000	1,947,690
Omnicom Group Incorporated	3.63	5-1-2022	1,565,000	1,594,431
Time Warner Cable Incorporated	4.50	9-15-2042	2,880,000	2,623,421

				15,667,120

Specialty Retail : 0.20%
Gap Incorporated	5.95	4-12-2021	6,298,000	7,124,701

Consumer Staples : 1.61%

Beverages : 0.78%
Anheuser-Busch InBev Worldwide Incorporated	0.80	7-15-2015	4,956,000	4,967,810
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	9,857,000	9,938,853
PepsiCo Incorporated	1.25	8-13-2017	6,971,000	6,995,343

5

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
The Coca-Cola Company %%	1.15%	4-1-2018	$6,030,000	$6,016,975

				27,918,981

Food & Staples Retailing : 0.07%
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,850,000	2,337,740

Food Products : 0.53%
ConAgra Foods Incorporated	1.30	1-25-2016	2,940,000	2,959,513
ConAgra Foods Incorporated	1.90	1-25-2018	3,930,000	3,976,122
ConAgra Foods Incorporated	3.20	1-25-2023	1,780,000	1,776,367
Kraft Foods Group Incorporated	6.50	2-9-2040	3,810,000	4,916,847
Tyson Foods Incorporated	4.50	6-15-2022	5,020,000	5,448,562

				19,077,411

Tobacco : 0.23%
Philip Morris International Incorporated %%	2.63	3-6-2023	6,025,000	5,936,667
Philip Morris International Incorporated %%	4.13	3-4-2043	2,515,000	2,442,862

				8,379,529

Energy : 1.51%

Oil, Gas & Consumable Fuels : 1.51%
Apache Corporation	4.25	1-15-2044	1,345,000	1,294,244
DCP Midstream Operating Company	2.50	12-1-2017	6,165,000	6,234,073
DCP Midstream Operating Company	4.95	4-1-2022	5,233,000	5,635,219
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	4,040,000	4,345,416
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	1,910,000	1,834,335
Energen Corporation	4.63	9-1-2021	4,960,000	5,100,631
Energy Transfer Partners LP	3.60	2-1-2023	2,945,000	2,943,916
Energy Transfer Partners LP	5.15	2-1-2043	1,070,000	1,075,420
Energy Transfer Partners LP	6.50	2-1-2042	695,000	802,455
Kerr-McGee Corporation	6.95	7-1-2024	5,965,000	7,415,939
Kinder Morgan Energy Partners LP	5.00	8-15-2042	682,000	693,958
Kinder Morgan Energy Partners LP	5.00	3-1-2043	3,555,000	3,617,909
Marathon Petroleum Corporation	6.50	3-1-2041	1,896,000	2,383,145
MidAmerican Energy Holdings Company	6.50	9-15-2037	1,280,000	1,679,429
Murphy Oil Corporation	3.70	12-1-2022	3,940,000	3,810,004
Murphy Oil Corporation	5.13	12-1-2042	1,040,000	975,041
Rowan Companies Incorporated	5.40	12-1-2042	2,119,000	2,138,817
Sunoco Logistics Partner LP	4.95	1-15-2043	873,000	870,774
Western Gas Partners	5.38	6-1-2021	1,205,000	1,362,696

				54,213,421

Financials : 8.27%

Capital Markets : 1.24%
Goldman Sachs Group Incorporated	2.38	1-22-2018	6,981,000	7,073,107
Goldman Sachs Group Incorporated	6.15	4-1-2018	4,685,000	5,536,649
Goldman Sachs Group Incorporated	6.25	2-1-2041	965,000	1,171,040
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,778,000	2,016,444
Lazard Group LLC	6.85	6-15-2017	8,130,000	9,370,638
Lazard Group LLC	7.13	5-15-2015	5,232,000	5,801,331
Morgan Stanley	1.75	2-25-2016	6,355,000	6,383,286
Morgan Stanley	3.75	2-25-2023	1,780,000	1,798,615
Morgan Stanley	5.50	7-28-2021	4,543,000	5,215,355

				44,366,465

6

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks : 0.53%
BB&T Corporation	1.45%	1-12-2018	$2,562,000	$2,569,158
HSBC USA Incorporated	2.38	2-13-2015	5,301,000	5,465,660
Inter-American Development Bank Series EMTN	3.88	10-28-2041	4,545,000	4,880,294
PNC Bank NA	2.70	11-1-2022	6,413,000	6,261,031

				19,176,143

Consumer Finance : 0.87%
American Express Credit Corporation	1.75	6-12-2015	9,179,000	9,377,193
Ford Motor Credit Company LLC	2.75	5-15-2015	8,989,000	9,183,908
Ford Motor Credit Company LLC	5.88	8-2-2021	11,056,000	12,613,238

				31,174,339

Diversified Financial Services : 3.13%
Bank of America Corporation	1.50	10-9-2015	14,196,000	14,239,937
Bank of America Corporation	2.00	1-11-2018	7,900,000	7,896,650
Bank of America Corporation	5.30	3-15-2017	1,550,000	1,737,471
Bank of America Corporation	5.88	1-5-2021	1,760,000	2,091,352
Bank of America Corporation	6.00	9-1-2017	4,845,000	5,628,068
Bank of America Corporation	6.10	6-15-2017	1,160,000	1,339,635
Citigroup Incorporated	2.65	3-2-2015	2,858,000	2,934,297
Citigroup Incorporated	4.45	1-10-2017	6,059,000	6,691,396
Citigroup Incorporated	4.50	1-14-2022	4,976,000	5,538,761
Citigroup Incorporated	5.88	1-30-2042	1,010,000	1,230,283
General Electric Capital Corporation	1.63	7-2-2015	5,683,000	5,783,106
General Electric Capital Corporation	3.10	1-9-2023	8,750,000	8,673,446
General Electric Capital Corporation	5.88	1-14-2038	2,680,000	3,149,201
General Electric Capital Corporation	6.88	1-10-2039	1,919,000	2,530,537
JPMorgan Chase & Company	1.10	10-15-2015	6,330,000	6,351,478
JPMorgan Chase & Company	2.00	8-15-2017	7,093,000	7,242,137
JPMorgan Chase & Company	3.20	1-25-2023	4,430,000	4,439,613
JPMorgan Chase & Company	5.40	1-6-2042	995,000	1,173,731
JPMorgan Chase & Company	6.00	10-1-2017	6,365,000	7,536,586
Murray Street Investment Trust I	4.65	3-9-2017	14,541,000	15,923,907

				112,131,592

Insurance : 1.03%
American International Group Incorporated	4.88	6-1-2022	3,514,000	3,986,218
American International Group Incorporated	6.40	12-15-2020	2,640,000	3,284,519
Berkshire Hathaway Financial Incorporated	1.55	2-9-2018	7,900,000	8,005,931
Berkshire Hathaway Financial Incorporated	3.00	5-15-2022	978,000	998,201
Berkshire Hathaway Financial Incorporated	3.00	2-11-2023	3,955,000	3,997,750
Berkshire Hathaway Financial Incorporated	4.50	2-11-2043	1,400,000	1,410,088
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	2,392,000	2,715,951
Markel Corporation	4.90	7-1-2022	2,560,000	2,824,860
MetLife Incorporated	4.13	8-13-2042	1,409,000	1,339,553
Pacific LifeCorp 144A	5.13	1-30-2043	2,750,000	2,691,714
Prudential Financial Incorporated	5.63	5-12-2041	1,117,000	1,272,439
Swiss Re Treasury US Corporation 144A	2.88	12-6-2022	2,080,000	2,078,365
WR Berkley Corporation	4.63	3-15-2022	2,199,000	2,377,735

				36,983,324

REITs : 1.47%
American Tower Corporation	3.50	1-31-2023	3,743,000	3,692,193
American Tower Corporation	4.50	1-15-2018	5,520,000	6,080,981
Boston Properties LP	3.85	2-1-2023	4,420,000	4,681,938
DDR Corporation	4.63	7-15-2022	4,155,000	4,492,033
Equity One Incorporated	3.75	11-15-2022	1,794,000	1,761,823
Federal Realty Investment Trust	3.00	8-1-2022	2,100,000	2,077,192
HCP Incorporated	2.63	2-1-2020	1,837,000	1,848,310
HCP Incorporated	3.75	2-1-2019	6,285,000	6,759,184

7

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
HCP Incorporated	5.65%	12-15-2013	$5,040,000	$5,233,596
Simon Property Group LP 144A	1.50	2-1-2018	8,426,000	8,426,270
Ventas Realty LP	2.00	2-15-2018	3,925,000	3,935,947
Ventas Realty LP	3.25	8-15-2022	3,960,000	3,933,892

				52,923,359

Health Care : 1.67%

Biotechnology : 0.51%
Amgen Incorporated	5.38	5-15-2043	6,435,000	7,310,591
Celgene Corporation	3.25	8-15-2022	7,110,000	7,171,082
Gilead Sciences Incorporated	4.50	4-1-2021	3,347,000	3,793,232

				18,274,905

Health Care Providers & Services : 0.37%
Express Scripts Holding Company	2.10	2-12-2015	6,020,000	6,153,885
WellPoint Incorporated	1.25	9-10-2015	1,440,000	1,451,136
WellPoint Incorporated	1.88	1-15-2018	2,040,000	2,061,359
WellPoint Incorporated	3.13	5-15-2022	1,805,000	1,807,960
WellPoint Incorporated	4.63	5-15-2042	1,680,000	1,684,991

				13,159,331

Pharmaceuticals : 0.79%
AbbVie Incorporated 144A	1.20	11-6-2015	9,360,000	9,436,846
AbbVie Incorporated 144A	2.00	11-6-2018	4,405,000	4,438,231
Teva Pharmaceutical Finance Investment LLC	2.25	3-18-2020	3,489,000	3,517,592
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	3,252,000	3,279,925
Zoetis Incorporated 144A	1.88	2-1-2018	2,780,000	2,789,858
Zoetis Incorporated 144A	3.25	2-1-2023	3,045,000	3,064,117
Zoetis Incorporated 144A	4.70	2-1-2043	1,823,000	1,868,201

				28,394,770

Industrials : 0.65%

Aerospace & Defense : 0.06%
Precision Castparts Corporation	2.50	1-15-2023	2,133,000	2,104,593

Building Products : 0.07%
Owens Corning Incorporated	4.20	12-15-2022	2,615,000	2,680,074

Commercial Services & Supplies : 0.06%
Penske Truck Leasing Company LP 144A	2.88	7-17-2018	2,325,000	2,351,082

Electrical Equipment : 0.29%
Eaton Corporation 144A	0.95	11-2-2015	4,960,000	4,982,394
Eaton Corporation 144A	2.75	11-2-2022	4,035,000	3,962,874
Eaton Corporation 144A	4.00	11-2-2032	1,405,000	1,403,818
				10,349,086

Road & Rail : 0.17%
ERAC USA Finance LLC 144A	3.30	10-15-2022	1,366,000	1,373,365
ERAC USA Finance LLC 144A	5.63	3-15-2042	4,158,000	4,652,835

				6,026,200

8

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 0.69%

IT Services : 0.37%
IBM Corporation	1.25%	2-8-2018	$13,185,000	$13,223,329

Semiconductors & Semiconductor Equipment : 0.27%
Intel Corporation	2.70	12-15-2022	5,915,000	5,847,569
Intel Corporation	4.00	12-15-2032	3,940,000	3,888,851

				9,736,420

Software : 0.05%
Oracle Corporation	2.50	10-15-2022	1,788,000	1,760,270

Materials : 0.28%

Chemicals : 0.08%
Dow Chemical Company	5.25	11-15-2041	2,560,000	2,755,054

Metals & Mining : 0.20%
Freeport-Mcmoran Copper & Gold Incorporated 144A%%	2.38	3-15-2018	3,680,000	3,679,632
Freeport-Mcmoran Copper & Gold Incorporated 144A%%	3.88	3-15-2023	1,840,000	1,838,914
Freeport-Mcmoran Copper & Gold Incorporated 144A%%	5.45	3-15-2043	1,840,000	1,831,610

				7,350,156

Telecommunication Services : 0.72%

Diversified Telecommunication Services : 0.67%
AT&T Incorporated	0.80	12-1-2015	8,800,000	8,802,842
AT&T Incorporated	1.60	2-15-2017	5,480,000	5,547,442
AT&T Incorporated	2.63	12-1-2022	5,255,000	5,105,159
AT&T Incorporated 144A	4.30	12-15-2042	4,755,000	4,483,490
				23,938,933

Wireless Telecommunication Services : 0.05%
American Tower Corporation	5.05	9-1-2020	1,624,000	1,810,752

Utilities : 1.80%

Electric Utilities : 1.32%
Alabama Power Company	3.85	12-1-2042	2,480,000	2,442,708
Ameren Corporation	2.70	9-1-2022	5,395,000	5,379,748
Ameren Corporation	8.88	5-15-2014	4,050,000	4,393,088
American Electric Power Company	1.65	12-15-2017	5,360,000	5,377,393
Duke Energy Indiana Incorporated	1.63	8-15-2017	2,620,000	2,639,771
Duke Energy Indiana Incorporated	4.20	3-15-2042	3,714,000	3,779,196
FirstEnergy Corporation %%	2.75	3-15-2018	3,800,000	3,799,620
FirstEnergy Corporation %%	4.25	3-15-2023	6,660,000	6,655,072
Niagara Mohawk Power Incorporated 144A	4.12	11-28-2042	2,115,000	2,069,767
PPL Capital Funding Incorporated	3.50	12-1-2022	2,960,000	2,988,073
Progress Energy Incorporated	3.15	4-1-2022	1,886,000	1,915,203
Progress Energy Incorporated	4.10	5-15-2042	2,120,000	2,146,693
Southwestern Electric Power Company	3.55	2-15-2022	3,586,000	3,729,953

				47,316,285

Gas Utilities : 0.09%
ONEOK Partners LP	2.00	10-1-2017	3,255,000	3,297,904

Multi-Utilities : 0.39%
CMS Energy Corporation	2.75	5-15-2014	2,445,000	2,486,303
Con Edison Company of New York	3.95	3-1-2043	5,345,000	5,302,197

9

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Dominion Resources Incorporated	8.88%	1-15-2019	$4,525,000	$6,180,494

				13,968,994

Total Corporate Bonds and Notes (Cost $653,335,326)				668,167,362

Municipal Obligations : 1.13%

California : 0.28%
California Build America Bonds (GO)	7.60	11-1-2040	3,205,000	4,687,954
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	3,660,000	5,246,939

				9,934,893

Illinois : 0.19%
Illinois Finance Authority (Tax Revenue)	5.37	3-1-2017	2,170,000	2,430,617
Illinois Finance Authority (Tax Revenue)	5.67	3-1-2018	1,975,000	2,261,731
Illinois Finance Authority (Tax Revenue)	5.88	3-1-2019	1,855,000	2,131,803

				6,824,151

Nevada : 0.14%
Clark County NV Airport Authority (Airport Revenue)	6.82	7-1-2045	3,590,000	5,041,114

New Jersey : 0.18%
New Jersey Turnpike Authority (Transportation Revenue)	7.10	1-1-2041	4,665,000	6,609,185

New York : 0.14%
Port Authority of New York and New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	4,995,000	5,039,905

Ohio : 0.04%
Ohio State University Taxable Series A (Education Revenue)	4.80	6-1-2111	1,410,000	1,519,331

Texas : 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,169,000	5,675,010

Total Municipal Obligations (Cost $33,420,023)				40,643,589

Non-Agency Mortgage Backed Securities : 6.99%
Bank of America Commercial Mortgage Trust Series 2004-6 Class A3	4.51	12-10-2042	378,079	381,633
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36	10-10-2045	4,905,000	5,549,571
Bank of America Commercial Mortgage Trust Series 2007-1 Class A4	5.45	1-15-2049	6,515,000	7,438,273
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	190,577	191,587
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 ±144A	4.96	4-15-2044	5,002,000	5,808,242
Citigroup Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.22	7-15-2044	3,965,810	4,352,766
Citigroup Mortgage Loan Trust Incorporated Series 2005-C3 Class A4	4.86	5-15-2043	4,574,000	4,884,250
Commercial Mortgage Trust Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	7-16-2034	5,070,000	5,071,242
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	5,156,000	5,381,843
Commercial Mortgage Trust Pass-Through Certificate Series 2012-LC4 Class A4	3.29	12-10-2044	2,493,000	2,627,939
Commercial Mortgage Trust Pass-Through Certificate Series 2013-LC6 Class ASB	2.48	1-10-2046	2,678,000	2,733,860
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	904,000	956,261
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	2-15-2038	1,305,074	1,330,751

10

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83%	4-15-2037	$6,215,000	$6,620,603
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	3,548,000	3,849,115
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-2039	1,704,000	1,920,612
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	15,511,000	17,398,720
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	4,342,000	4,942,056
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11-10-2045	3,506,000	3,800,918
Greenwich Capital Commercial Funding Corporation Series 2004-GG1 Class A7 ±	5.32	6-10-2036	2,899,463	2,989,561
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	15,359,000	16,807,308
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class A4 ±	5.86	7-10-2038	2,510,851	2,841,221
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	8,814,165	9,902,326
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D ±	6.85	4-15-2035	1,766,000	1,791,722
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	10,146,000	10,640,303
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	16,875,803	18,932,204
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	1,053,867	1,105,255
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	2-15-2051	2,095,764	2,429,594
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB19 Class A4 ±	5.73	2-12-2049	8,323,639	9,600,252
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	3,928,000	4,375,234
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,931,068	2,064,501
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10-15-2029	385,337	390,967
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	782,884	820,083
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	5.88	7-15-2044	1,751,000	1,824,582
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C7 Class A3 ±	5.87	9-15-2045	10,951,657	12,645,550
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-2038	2,169,000	2,266,384
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A4 ±	5.05	7-12-2038	2,595,000	2,828,013
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4 ±	5.85	6-12-2050	2,861,000	3,310,329
ML-CFC Commercial Mortgage Trust Series 2006-4 Class A3 ±	5.17	12-12-2049	2,540,000	2,852,323
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-2045	2,874,000	2,982,577
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	6,517,000	6,635,127
Morgan Stanley Bank Trust Series 2013-C7 Class AAB	2.47	2-15-2046	5,343,000	5,453,835
Morgan Stanley Capital I Trust Series 2004-HQ4 Class A7	4.97	4-14-2040	3,484,000	3,639,268
Morgan Stanley Capital I Trust Series 2004-TP13 Class A3	4.39	9-13-2045	201,942	201,934
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class A4	6.39	7-15-2033	84,281	84,399
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.31	2-25-2047	196,395	179,302
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	7,793,000	7,800,645
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	2-25-2040	312,109	315,017
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-2041	521,607	529,612
Structured Asset Securities Corporation Series 1982 Class B ±	4.47	3-1-2020	102,009	101,046
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.72	2-25-2028	79,388	78,611
UBS Barclays Commercial Mortgage Trust Series 2012- C3 Class A3	2.73	8-10-2049	4,330,000	4,457,497
UBS Barclays Commercial Mortgage Trust Series 2012- C4 Class AAB	2.46	12-10-2045	9,052,000	9,214,148
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	6,245,000	6,456,407
UBS Commercial Mortgage Trust Series 2005-C3 Class A	4.79	7-15-2040	6,086,000	6,564,226
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10-15-2035	663	663

11

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45%	11-15-2035	$406,631	$409,845

Total Non-Agency Mortgage Backed Securities (Cost $247,314,364)				250,762,113

U.S. Treasury Securities : 16.93%
U.S. Treasury Bond	2.75	8-15-2042	13,100,000	12,215,750
U.S. Treasury Bond	2.75	11-15-2042	3,684,000	3,430,725
U.S. Treasury Bond	3.13	11-15-2041	1,709,000	1,728,759
U.S. Treasury Bond	4.50	5-15-2038	21,059,000	26,975,273
U.S. Treasury Note «	0.13	12-31-2014	28,127,000	28,074,262
U.S. Treasury Note	0.25	4-30-2014	57,697,000	57,733,061
U.S. Treasury Note	0.25	10-31-2014	14,843,000	14,849,961
U.S. Treasury Note	0.25	1-31-2015	84,352,000	84,371,738
U.S. Treasury Note	0.25	2-28-2015	66,757,000	66,772,821
U.S. Treasury Note	0.25	9-15-2015	48,394,000	48,329,733
U.S. Treasury Note	0.25	10-15-2015	48,738,000	48,661,871
U.S. Treasury Note «	0.38	4-15-2015	46,998,000	47,111,829
U.S. Treasury Note	0.38	6-15-2015	29,002,000	29,067,719
U.S. Treasury Note	0.38	1-15-2016	71,000	71,075
U.S. Treasury Note	0.38	2-15-2016	27,075,000	27,098,257
U.S. Treasury Note	0.75	2-28-2018	31,306,000	31,273,003
U.S. Treasury Note	0.88	1-31-2018	15,682,000	15,777,566
U.S. Treasury Note	1.63	11-15-2022	2,168,000	2,123,623
U.S. Treasury Note	1.75	3-31-2014	27,362,000	27,822,667
U.S. Treasury Note	2.00	2-15-2023	20,380,000	20,593,358
U.S. Treasury Note	2.75	11-30-2016	12,451,000	13,486,961

Total U.S. Treasury Securities (Cost $608,130,063)				607,570,012

Yankee Corporate Bonds and Notes : 6.24%

Consumer Discretionary : 0.27%

Media : 0.09%
Pearson Funding Four plc 144A	3.75	5-8-2022	2,310,000	2,407,373
WPP Finance 2010 Company	5.13	9-7-2042	877,000	861,158

				3,268,531

Textiles, Apparel & Luxury Goods : 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	6,264,000	6,312,552

Consumer Staples : 0.18%

Beverages : 0.18%
Pernod Ricard SA 144A	4.25	7-15-2022	3,945,000	4,287,663
Pernod Ricard SA 144A	5.75	4-7-2021	1,717,000	2,046,504

				6,334,167

Energy : 1.47%

Oil, Gas & Consumable Fuels : 1.47%
APT Pipelines Limited 144A	3.88	10-11-2022	3,085,000	3,034,119
BP Capital Markets plc	2.50	11-6-2022	3,520,000	3,406,579
Canadian Oil Sands Trust Limited 144A	4.50	4-1-2022	2,382,000	2,568,806
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	4,090,000	4,674,612
Husky Energy Incorporated	7.25	12-15-2019	1,414,000	1,823,248
Petrobras International Finance Company	2.88	2-6-2015	3,680,000	3,747,561
Petrobras International Finance Company	3.50	2-6-2017	9,210,000	9,472,107
Petroleos Mexicanos Company 144A	5.50	6-27-2044	1,790,000	1,839,225
Petroleos Mexicanos Company	5.50	6-27-2044	1,775,000	1,823,813
Statoil ASA	1.20	1-17-2018	5,700,000	5,702,890
Talisman Energy Incorporated	7.75	6-1-2019	2,946,000	3,775,458

12

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital Canada Limited	1.45%	1-15-2018	$4,370,000	$4,411,283
Total Capital International SA	1.55	6-28-2017	2,082,000	2,110,863
Transocean Incorporated	6.38	12-15-2021	3,822,000	4,505,450

				52,896,014

Financials : 2.12%

Commercial Banks : 1.65%
Banco Santander SA 144A	4.13	11-9-2022	4,320,000	4,285,440
Commonwealth Bank Australia 144A	0.75	1-15-2016	9,790,000	9,784,674
Experian Finance plc 144A	2.38	6-15-2017	2,310,000	2,361,640
HSBC Holdings plc	4.00	3-30-2022	2,630,000	2,832,234
ITAU Unibanco Holdings SA 144A	5.13	5-13-2023	2,676,000	2,736,210
Nordea Bank AB 144A	2.25	3-20-2015	7,475,000	7,685,130
Nordea Bank AB 144A	4.88	5-13-2021	3,135,000	3,389,810
Rabobank Nederland	3.95	11-9-2022	3,737,000	3,798,859
Royal Bank of Scotland Group plc	2.55	9-18-2015	7,641,000	7,865,347
Royal Bank of Scotland Group plc	6.13	12-15-2022	4,915,000	5,157,953
Standard Chartered plc 144A	3.95	1-11-2023	5,025,000	5,024,412
Standard Chartered plc 144A	5.30	1-9-2043	2,155,000	2,225,277
Swedish Export Credit Corporation	1.75	5-30-2017	1,960,000	2,019,831

				59,166,817

Consumer Finance : 0.15%
Swedbank Hypotek AB 144A	2.38	4-5-2017	5,040,000	5,294,132

Real Estate Management & Development : 0.06%
Goodman Funding Proprietary Limited 144A	6.00	3-22-2022	2,080,000	2,337,026

Thrifts & Mortgage Finance : 0.26%
Stadshypotek AB 144A	1.88	10-2-2019	9,477,000	9,488,230

Health Care : 0.24%

Pharmaceuticals : 0.24%
Astrazeneca plc	1.95	9-18-2019	3,575,000	3,616,978
Teva Pharmaceutical Finance LLC	2.95	12-18-2022	5,018,000	5,016,173

				8,633,151

Materials : 0.57%

Metals & Mining : 0.57%
Teck Resources Limited	6.25	7-15-2041	2,155,000	2,390,266
Vale SA	5.63	9-11-2042	2,780,000	2,886,035
Xstrata Finance Canada Limited 144A	1.80	10-23-2015	8,067,000	8,153,962
Xstrata Finance Canada Limited 144A	2.45	10-25-2017	3,257,000	3,308,685
Xstrata Finance Canada Limited 144A	4.00	10-25-2022	3,692,000	3,740,860

				20,479,808

Telecommunication Services : 1.31%

Diversified Telecommunication Services : 0.26%
Hutchinson Whampoa International Limited 144A	3.50	1-13-2017	1,275,000	1,355,416
Hutchinson Whampoa International Limited 144A	4.63	1-13-2022	4,340,000	4,748,993
Telefonica Chile SA 144A	3.88	10-12-2022	3,265,000	3,213,684

				9,318,093

13

Portfolio of investments — February 28, 2013 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 1.05%
America Movil SAB de CV		2.38%	9-8-2016	$2,600,000	$2,692,284
America Movil SAB de CV		3.13	7-16-2022	9,295,000	9,250,672
Rogers Communications Incorporated %%		3.00	3-15-2023	3,565,000	3,559,474
Rogers Communications Incorporated %%		4.50	3-15-2043	2,675,000	2,649,721
Vodafone Group plc		0.90	2-19-2016	8,900,000	8,893,263
Vodafone Group plc		1.50	2-19-2018	8,815,000	8,802,826
Vodafone Group plc		4.38	2-19-2043	1,805,000	1,760,501

					37,608,741

Utilities : 0.08%

Electric Utilities : 0.08%
Electricite De France ±144A		5.25	12-31-2049	2,765,000	2,722,972

Total Yankee Corporate Bonds and Notes (Cost $220,585,179)					223,860,234

Yankee Government Bonds : 1.35%
Kingdom of Spain Notes 144A		4.00	3-6-2018	9,125,000	9,007,566
Province of Quebec		2.63	2-13-2023	8,840,000	8,876,244
Republic of Chile		3.63	10-30-2042	1,727,000	1,610,428
Republic of Colombia		2.63	3-15-2023	5,140,000	4,952,390
Republic of Slovenia 144A		5.50	10-26-2022	4,255,000	4,318,825
Slovak Republic 144A		4.38	5-21-2022	10,340,000	10,960,400
United Mexican States		5.75	10-12-2049	7,985,000	8,847,380

Total Yankee Government Bonds (Cost $48,141,839)					48,573,233

Short-Term Investments : 8.89%

		Yield		Shares
Investment Companies : 8.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.13		283,545,531	283,545,531
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.18		35,392,080	35,392,080

Total Short-Term Investments (Cost $318,937,611)					318,937,611

Total investments in securities (Cost $4,045,257,010)*	114.07%				4,093,366,585

Other assets and liabilities, net	(14.07)				(504,942,519)

Total net assets	100.00%				$3,588,424,066

%%	Security issued on a when-issued basis.
##	All or a portion of this security has been segregated for when-issued and delayed delivery securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $4,050,731,752 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$56,177,631
Gross unrealized depreciation	(13,542,798)

Net unrealized appreciation	$42,634,833

14

Wells Fargo Advantage Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$1,348,874,550	$0	$1,348,874,550
Asset-backed securities	0	585,977,881	0	585,977,881
Corporate bonds and notes	0	668,167,362	0	668,167,362
Municipal obligations	0	40,643,589	0	40,643,589
Non-agency mortgage backed securities	0	250,762,113	0	250,762,113
U.S. Treasury securities	607,570,012	0	0	607,570,012
Yankee corporate bonds and notes	0	223,860,234	0	223,860,234
Yankee government bonds	0	48,573,233	0	48,573,233
Short-term investments
Investment companies	283,545,531	35,392,080	0	318,937,611

	$891,115,543	$3,202,251,042	$0	$4,093,366,585

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 99.10%
TIPS		0.13%	4-15-2016	$3,589,001	$3,811,910
TIPS		0.13	4-15-2017	3,037,965	3,276,968
TIPS		0.13	1-15-2022	3,190,697	3,470,629
TIPS		0.13	7-15-2022	2,651,071	2,888,217
TIPS		0.13	1-15-2023	1,059,473	1,143,734
TIPS		0.50	4-15-2015	1,928,436	2,028,323
TIPS		0.63	7-15-2021	3,718,657	4,243,917
TIPS		0.75	2-15-2042	1,747,881	1,857,807
TIPS		1.13	1-15-2021	3,395,747	3,999,022
TIPS		1.25	4-15-2014	1,009,059	1,046,032
TIPS		1.25	7-15-2020	3,048,174	3,635,661
TIPS		1.38	7-15-2018	1,639,854	1,924,650
TIPS «		1.38	1-15-2020	1,895,420	2,256,587
TIPS		1.63	1-15-2015	2,104,480	2,250,314
TIPS		1.63	1-15-2018	1,183,756	1,383,791
TIPS		1.75	1-15-2028	1,320,764	1,680,053
TIPS		1.88	7-15-2015	1,829,806	2,011,358
TIPS		1.88	7-15-2019	1,699,179	2,081,097
TIPS		2.00	7-15-2014	2,064,815	2,193,222
TIPS		2.00	1-15-2016	2,059,318	2,298,071
TIPS		2.00	1-15-2026	2,151,871	2,795,246
TIPS		2.13	1-15-2019	1,663,088	2,032,345
TIPS		2.13	2-15-2040	966,766	1,381,871
TIPS		2.13	2-15-2041	1,242,532	1,787,693
TIPS		2.38	1-15-2017	1,320,822	1,543,814
TIPS		2.38	1-15-2025	2,436,360	3,268,338
TIPS		2.38	1-15-2027	1,172,799	1,593,632
TIPS		2.50	7-15-2016	1,785,121	2,067,394
TIPS		2.50	1-15-2029	1,278,064	1,791,087
TIPS		2.63	7-15-2017	576,118	694,357
TIPS		3.38	4-15-2032	633,889	1,022,888
TIPS		3.63	4-15-2028	1,803,032	2,818,505
TIPS		3.88	4-15-2029	1,473,613	2,401,298

Total U.S. Treasury Securities (Cost $65,730,191)					74,679,831

		Yield		Shares
Short-Term Investments : 2.95%
Investment Companies : 2.95%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		404,719	404,719
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.18		1,822,650	1,822,650
Total Short-Term Investments (Cost $2,227,369)					2,227,369
Total investments in securities (Cost $67,957,560)*	102.05%				76,907,200
Other assets and liabilities, net	(2.05)				(1,546,633)

Total net assets	100.00%				$75,360,567

«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $67,957,560 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,949,640
Gross unrealized depreciation	0

Net unrealized appreciation	$8,949,640

Wells Fargo Advantage Inflation-Protected Bond Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
U.S. Treasury securities	$74,679,831	$0	$0	$74,679,831
Short-term investments
Investment companies	404,719	1,822,650	0	2,227,369

	$75,084,550	$1,822,650	$0	$76,907,200

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 33.44%
FHLMC	3.50%	9-1-2032	$1,415,726	$1,529,711
FHLMC	3.50	1-1-2043	697,985	738,478
FHLMC	3.50	1-1-2043	599,128	633,885
FHLMC	3.50	3-1-2043	775,000	822,746
FHLMC	3.50	3-1-2043	1,225,000	1,303,531
FHLMC Multifamily Structured Pass-Through Securities Series K701 ±	3.88	11-25-2017	1,200,000	1,337,730
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.23	9-25-2029	208,756	219,750
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,511,805	1,794,174
FNMA %%	2.50	3-1-2028	500,000	519,141
FNMA	3.00	12-1-2032	99,097	103,680
FNMA	3.50	9-1-2032	2,819,013	2,997,466
FNMA	3.50	10-1-2032	1,256,602	1,336,149
FNMA	3.50	11-1-2042	472,788	504,268
FNMA	3.50	11-1-2042	791,517	838,655
FNMA	3.50	1-1-2043	3,157	3,733
FNMA	3.50	2-1-2043	375,000	398,270
FNMA	5.00	9-1-2033	709,453	772,623
FNMA	5.50	2-1-2036	2,014,086	2,168,244
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12-25-2041	329,809	371,915
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11-25-2043	1,395,878	1,565,787
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	2-25-2044	2,030,452	2,370,045
FNMA Series 2002-90 Class A2	6.50	11-25-2042	663,289	768,847
FNMA Series 2003-86 Class PT	4.50	9-25-2018	784,173	840,617
FNMA Series 2003-97 Class CA	5.00	10-25-2018	1,393,961	1,505,534
FNMA Series 2003-W4 Class 3A ±	6.77	10-25-2042	552,146	647,389
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	311,303	371,182
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,659,558	1,863,800
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	2,832,196	3,255,674
FNMA Whole Loan Series 2002-W4 Class A4	6.25	5-25-2042	2,859,370	3,250,998
FNMA Whole Loan Series 2004-W8 Class 3A	7.50	6-25-2044	776,125	917,605
GNMA	6.50	10-15-2023	70,081	79,943
GNMA	6.50	11-15-2023	32,637	37,214
GNMA	6.50	11-15-2023	28,324	32,512
GNMA	6.50	12-15-2023	41,893	47,710
GNMA	6.50	1-15-2024	79,336	91,581
GNMA	7.00	8-15-2027	175,869	207,723
SBA Participation Certificates Series 2006-20B Class 1	5.35	2-1-2026	1,224,852	1,397,240
SBA Participation Certificates Series 2006-20H Class 1	5.70	8-1-2026	622,525	717,037
SBA Participation Certificates Series 2007-20J Class 1	5.57	10-1-2027	1,281,206	1,482,867
SBA Participation Certificates Series 2013-20A Class 1	2.13	1-1-2033	625,000	630,844
U.S. HUD Series 04-A	5.08	8-1-2013	1,300,000	1,326,469

Total Agency Securities (Cost $39,132,139)				41,802,767

Asset-Backed Securities : 4.82%
Countrywide Asset Backed Certificates Series 2007-S2 Class A6 ±	5.78	5-25-2037	811,024	688,325
GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN ±	0.42	8-25-2035	219,893	154,035
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	269,905	280,796
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.54	1-25-2035	112,900	110,756
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.47	1-20-2035	1,395,008	1,358,724
KeyCorp Student Loan Trust Series 1999-B Class CTFS ±	1.01	11-25-2036	1,800,000	1,573,796
RAAC Series 2007-RP4 Class A ±144A	0.55	11-25-2046	1,565,373	951,293
Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A ±144A	0.33	7-25-2037	1,124,214	913,536
Total Asset-Backed Securities (Cost $7,292,642)				6,031,261

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 25.18%
Consumer Discretionary : 2.12%

Diversified Consumer Services : 1.68%
Dartmouth College	4.75%	6-1-2019	$440,000	$524,164
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	803,902
Pepperdine University	5.45	8-1-2019	600,000	703,418
Stewart Enterprises Incorporated	6.50	4-15-2019	60,000	64,050

				2,095,534

Media : 0.44%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	408,516
Time Warner Incorporated	3.40	6-15-2022	140,000	143,428

				551,944

Consumer Staples : 2.22%

Food & Staples Retailing : 0.92%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	534,440
Wal-Mart Stores Incorporated	5.80	2-15-2018	500,000	610,117

				1,144,557

Food Products : 1.30%
Cargill Incorporated 144A	4.31	5-14-2021	419,000	462,210
Kellogg Company	4.00	12-15-2020	500,000	557,039
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	314,159
McCormick & Company Incorporated	5.75	12-15-2017	250,000	296,279

				1,629,687

Energy : 1.42%

Oil, Gas & Consumable Fuels : 1.42%
Apache Corporation	3.25	4-15-2022	250,000	258,696
Devon Energy Corporation	1.88	5-15-2017	300,000	302,922
EQT Corporation	8.13	6-1-2019	650,000	808,918
Phillips 66	2.95	5-1-2017	390,000	412,711

				1,783,247

Financials : 12.91%

Capital Markets : 1.27%
Bank of New York Mellon Corporation	2.30	7-28-2016	250,000	260,606
Charles Schwab Corporation	6.38	9-1-2017	500,000	597,766
Goldman Sachs Capital II ±	4.00	6-1-2043	115,000	95,738
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	234,705
Morgan Stanley	5.50	7-24-2020	350,000	401,478

				1,590,293

Commercial Banks : 5.07%
Chase Capital VI ±	0.92	8-1-2028	1,000,000	832,500
Colonial Bank NA (s)	6.38	12-1-2015	1,978,000	198
CoreStates Capital Trust II ±144A	0.95	1-15-2027	750,000	633,750
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	761,593
National Capital Commerce Incorporated ±(i)	1.29	4-1-2027	400,000	310,000
National City Bank ±	0.68	6-7-2017	500,000	493,133

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
NTC Capital Trust Series A ±	0.82%	1-15-2027	$450,000	$382,500
Regions Financial Corporation	5.75	6-15-2015	760,000	825,550
TCF National Bank ±	1.94	6-15-2014	1,375,000	1,375,653
UBS Preferred Funding Trust V Series 1 ±«	6.24	5-29-2049	700,000	722,610

				6,337,487

Diversified Financial Services : 2.64%
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	559,476
Citigroup Incorporated	6.13	11-21-2017	435,000	514,653
Deutsche Bank Capital Funding Trust VII ±144A«	5.63	12-31-2049	500,000	475,625
General Electric Capital Corporation ±	0.68	5-5-2026	450,000	405,577
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2015	1,500,000	1,344,740

				3,300,071

Insurance : 1.58%
Metropolitan Life Global Funding I 144A	5.13	6-10-2014	475,000	502,404
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	871,473
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	595,055

				1,968,932

REITs : 2.35%
Boston Properties LP	3.70	11-15-2018	180,000	197,956
Duke Realty LP	6.75	3-15-2020	250,000	305,740
ERP Operation LP	4.63	12-15-2021	470,000	527,689
Liberty Property LP	6.63	10-1-2017	400,000	476,026
Potlatch Corporation	7.50	11-1-2019	160,000	181,600
Realty Income Corporation	5.50	11-15-2015	400,000	444,468
Simon Property Group LP	2.15	9-15-2017	500,000	517,653
UDR Incorporated	4.63	1-10-2022	260,000	287,572

				2,938,704

Health Care : 0.50%

Health Care Providers & Services : 0.50%
Roche Holdings Incorporated 144A	6.00	3-1-2019	500,000	623,576

Industrials :2.68%

Aerospace & Defense : 0.60%
Lockheed Martin Corporation	4.25	11-15-2019	500,000	563,500
United Technologies Corporation	3.10	6-1-2022	180,000	188,341

				751,841

Commercial Services & Supplies : 0.30%
Black & Decker «	5.75	11-15-2016	325,000	372,861

Machinery : 0.41%
Caterpillar Incorporated	1.50	6-26-2017	170,000	172,572
Deere & Company	2.60	6-8-2022	340,000	342,616

				515,188

Road & Rail : 1.04%
Burlington Northern Santa Fe LLC	5.65	5-1-2017	200,000	235,355
Ryder System Incorporated Series MTN	3.15	3-2-2015	565,000	587,210
Union Pacific Corporation	2.95	1-15-2023	250,000	257,313

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Union Pacific Corporation	7.88%	1-15-2019	$171,000	$220,285
				1,300,163

Transportation Infrastructure : 0.33%
Vessel Management Service	3.43	8-15-2036	400,000	414,252

Information Technology : 0.66%

Electronic Equipment, Instruments & Components : 0.24%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	300,625

IT Services : 0.42%
Fiserv Incorporated	3.13	10-1-2015	500,000	525,503

Materials : 0.88%

Chemicals : 0.65%
Valspar Corporation	5.10	8-1-2015	750,000	810,989

Metals & Mining : 0.23%
International Steel Group	6.50	4-15-2014	100,000	104,818
Steel Dynamics Incorporated	6.75	4-1-2015	185,000	185,000

				289,818

Telecommunication Services : 0.27%

Diversified Telecommunication Services : 0.27%
AT&T Incorporated	1.60	2-15-2017	330,000	334,061

Utilities : 1.52%

Electric Utilities : 1.52%
Carolina Power & Light Company	2.80	5-15-2022	400,000	410,989
Connecticut Light & Power	5.38	3-1-2017	250,000	289,487
Great River Energy 144A	5.83	7-1-2017	676,324	737,893
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	409,500
Wisconsin Electric Power Company	2.95	9-15-2021	50,000	52,369
				1,900,238

Total Corporate Bonds and Notes (Cost $31,268,799)				31,479,571

Municipal Obligations : 8.89%

Arizona : 0.78%
Maricopa County AZ Elementary School District #28 Kyrene Elementary (Tax Revenue)	5.38	7-1-2019	800,000	971,192

California : 0.22%
California Build America Bonds Taxable Various Purpose (GO)	7.50	4-1-2034	200,000	279,454

Georgia : 0.50%
Cherokee County GA School System Build America Bonds (Tax Revenue, State Aid Withholding)	5.87	8-1-2028	500,000	625,350

Indiana : 0.39%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-2039	460,000	481,657

Kentucky : 0.26%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	320,000	330,557

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.24%
Baltimore County MD Taxable (GO)	3.57%	8-1-2032	$300,000	$296,496

Massachusetts : 0.80%
Boston MA Taxable Series C Qualified School Construction Bonds (Tax Revenue)	4.40	4-1-2026	400,000	457,244
Massachusetts Build America Bonds Series D (Tax Revenue)	4.50	8-1-2031	500,000	546,060

				1,003,304

Minnesota : 0.14%
Minnesota Housing Finance Agency Series H (Housing Revenue)	5.85	7-1-2036	175,000	175,396

Missouri : 0.48%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.14	8-27-2029	592,082	600,206

New Hampshire : 0.56%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	680,000	699,591

New Jersey : 1.03%
Hudson County NJ Improvement Authority Facilities (Lease Revenue, FSA Insured)	7.40	12-1-2025	1,030,000	1,283,545

North Carolina : 0.53%
Duke University North Carolina Series A (Education Revenue, GO of University Insured)	5.85	4-1-2037	500,000	657,960

Ohio : 0.46%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	545,000	570,904

Oregon : 0.28%
Oregon Taxable Oregon University Series D (GO)	2.03	8-1-2020	350,000	352,093

Texas : 0.71%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	400,706
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	492,745

				893,451

Washington : 0.59%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	276,876
King County WA School District #210 Federal Way Build America Bonds (GO, School Board Guaranty)	4.90	12-1-2022	400,000	462,004

				738,880

West Virginia : 0.43%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	542,135
Wisconsin : 0.49%
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue, GO of Authority Insured)	5.73	9-1-2037	600,000	615,456

Total Municipal Obligations (Cost $10,265,377)				11,117,627

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities : 13.74%
Countrywide Alternative Loan Trust Series 2005-27 Class 3A1 ±	1.54%	8-25-2035	$952,690	$717,701
Countrywide Home Loans Series 2005-R3 Class AF ±144A	0.60	9-25-2035	1,406,618	1,183,513
Countrywide Home Loans Series 2006-OA5 Class 1A1 ±	0.40	4-25-2046	1,421,168	1,096,460
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1 ±	2.74	6-25-2034	961,550	949,816
Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	2-15-2040	1,650,095	1,721,214
Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A ±	0.54	1-19-2035	37,745	30,897
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB ±	5.87	4-15-2045	1,529,735	1,611,057
Merrill Lynch Mortgage Trust Series 2006-C2 Class A2 ±	5.76	8-12-2043	806,336	827,605
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,451,957	1,464,981
Sequoia Mortgage Trust Series 10 Class 1A ±	1.00	10-20-2027	520,329	508,398
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.48	5-25-2047	2,604,039	1,523,363
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10-15-2041	1,475,000	1,563,004
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 ±144A	5.94	3-23-2045	1,068,181	1,078,959
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.43	4-25-2045	740,793	692,514
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A ±	1.17	2-25-2046	1,682,371	1,586,932
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA ±	1.14	6-25-2046	1,263,807	620,986

Total Non-Agency Mortgage Backed Securities (Cost $19,668,496)				17,177,400

Term Loans : 0.02%
Aramark Corporation	0.16	1-26-2014	26,337	26,435

Total Term Loans (Cost $26,337)				26,435

U.S. Treasury Securities : 9.16%
TIPS	0.75	2-15-2042	2,337,283	2,484,277
U.S. Treasury Bond	2.75	8-15-2042	1,275,000	1,188,938
U.S. Treasury Bond	2.75	11-15-2042	350,000	325,938
U.S. Treasury Bond	3.88	8-15-2040	375,000	436,406
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,603,950
U.S. Treasury Note	0.88	1-31-2018	2,500,000	2,515,235
U.S. Treasury Note	2.00	2-15-2023	1,875,000	1,894,629

Total U.S. Treasury Securities (Cost $10,600,723)				11,449,373

Yankee Corporate Bonds and Notes : 3.06%
Consumer Discretionary : 0.31%
Media : 0.31%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	388,726

Energy : 0.34%
Energy Equipment & Services : 0.34%
Ensco plc	4.70	3-15-2021	200,000	223,883
Weatherford International Limited	4.50	4-15-2022	190,000	196,542

				420,425

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Financials : 1.48%
Commercial Banks : 1.02%
HSBC Capital Funding LP ±144A		4.61%	12-31-2049	$600,000	$599,283
Rabobank Nederland NV ±144A		11.00	12-29-2049	500,000	667,500

					1,266,783
Diversified Financial Services : 0.46%
Siemens Financieringsmaatschappij NV 144A		5.75	10-17-2016	500,000	578,644

Industrials : 0.42%
Aerospace & Defense : 0.42%
BAE Systems plc 144A		4.75	10-11-2021	470,000	521,246

Materials : 0.51%
Metals & Mining : 0.51%
Rio Tinto Finance (USA) Limited		3.75	9-20-2021	370,000	396,710
Teck Resources Limited Company		3.00	3-1-2019	240,000	247,595
					644,305

Total Yankee Corporate Bonds and Notes (Cost $3,543,549)					3,820,129

		Yield		Shares
Short-Term Investments : 1.94%
Investment Companies : 1.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.13		1,304,060	1,304,060
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18		1,116,750	1,116,750

Total Short-Term Investments (Cost $2,420,810)					2,420,810

Total investments in securities (Cost $124,218,872)*	100.25%				125,325,373
Other assets and liabilities, net	(0.25)				(316,655)

Total net assets	100.00%				$125,008,718

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
«	All or a portion of this security is on loan.
¤	Security issued in zero coupon form with no periodic interest payments.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or apportion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $124,218,872 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,754,058
Gross unrealized depreciation	(6,647,557)

Net unrealized appreciation	$1,106,501

Wells Fargo Advantage Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Portfolio may invest in term loans. The Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$41,802,767	$0	$41,802,767

Asset-backed securities	0	6,031,261	0	6,031,261

Corporate bonds and notes	0	31,479,571	0	31,479,571

Municipal obligations	0	11,117,627	0	11,117,627

Non-agency mortgage backed securities	0	15,654,037	1,523,363	17,177,400

Term loans	0	26,435	0	26,435

U.S. Treasury securities	11,449,373	0	0	11,449,373

Yankee corporate bonds and notes	0	3,820,129	0	3,820,129

Short-term investments

Investment companies	1,304,060	1,116,750	0	2,420,810

	$12,753,433	$111,048,577	$1,523,363	$125,325,373

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2012	$1,350,195	$375,000	$1,725,195
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	317,479	317,479
Change in unrealized gains (losses)	280,909	(495,049)	(214,140)
Purchases	0	0	0
Sales	(107,741)	(197,430)	(305,171)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of February 28, 2013	$1,523,363	$0	$1,523,363

Change in unrealized gains (losses) relating to securities still held at February 28, 2013	$226,812	$0	$226,812

The Non-agency mortgage backed securities in the Level 3 table consist of positions which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 34.66%
FHLMC	6.00%	7-1-2017	$95,574	$103,740
FHLMC	7.50	7-17-2017	87,670	92,908
FHLMC Series T-54 Class 4A ±	3.09	2-25-2043	620,688	646,353
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	547,048	663,289
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	878,328	999,344
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	7-25-2043	725,004	834,818
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	888,185	1,054,077
FHLMC Structured Pass-Through Securities Series T-63 Class 1A1 ±	1.37	2-25-2045	548,214	526,927
FNMA ±	1.37	10-1-2034	369,425	374,816
FNMA ±	1.37	4-1-2044	246,529	250,105
FNMA ±	1.37	10-1-2044	378,421	384,072
FNMA ±	1.73	4-1-2037	294,893	306,046
FNMA ±	1.78	9-1-2033	230,720	238,633
FNMA ±	1.82	10-1-2033	591,703	615,977
FNMA ±	2.09	6-1-2033	450,534	473,711
FNMA ±	2.26	4-1-2034	484,705	510,846
FNMA ±	2.28	12-1-2033	328,425	346,397
FNMA ±	2.29	1-1-2036	286,716	302,603
FNMA ±	2.36	6-1-2033	310,188	328,475
FNMA ±	2.54	8-1-2035	420,232	443,855
FNMA ±	2.62	7-1-2035	328,876	349,070
FNMA ±	2.97	7-1-2017	31,381	32,162
FNMA	5.50	2-1-2017	169,084	180,920
FNMA	6.50	12-1-2015	37,902	39,146
FNMA Series 2002-90 Class A2	6.50	11-25-2042	202,762	235,030
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	189,190	228,315
FNMA Series 2003-W4 Class 3A ±	6.77	10-25-2042	461,349	540,929
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	367,066	433,465
FNMA Series 2007-88 Class HC ±	2.81	9-25-2037	395,257	396,742
FNMA Whole Loan Series 2002-W10 Class A6	7.50	8-25-2042	202,534	243,545
Total Agency Securities (Cost $11,426,091)				12,176,316

Asset-Backed Securities : 13.58%
Ally Auto Receivables Trust Series 2011-2 Class A3	1.18	4-15-2015	115,079	115,458
Ally Auto Receivables Trust Series 2011-5 Class A3	0.99	11-16-2015	125,000	125,639
Ally Auto Receivables Trust Series 2012-5 Class A2	0.45	7-15-2015	225,000	225,156
AmeriCredit Automobile Receivables Trust Series 2011-3 Class A2	0.84	11-10-2014	14,491	14,495
AmeriCredit Automobile Receivables Trust Series 2011-4 Class A2	0.92	3-9-2015	28,991	29,019
AmeriCredit Automobile Receivables Trust Series 2011-5 Class A2	1.19	8-8-2015	53,174	53,324
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	175,000	175,364
CNH Equipment Trust Series 2011-B Class A2	0.71	12-15-2014	33,296	33,313
Ford Credit Auto Owner Trust Series 2011-B Class A3	0.84	6-15-2015	79,903	80,081
Ford Credit Auto Owner Trust Series 2013-A Class A3	0.55	7-15-2017	100,000	99,990
GE Equipment Mid Ticket LLC Series 2011-1 Class A2	0.72	5-22-2014	40,567	40,582
GE Equipment Small Ticket LLC Series 2011-2A Class A2 144A	1.14	6-23-2014	62,144	62,237
GE Equipment Small Ticket LLC Series 2012-A Class A2 144A	0.85	11-21-2014	175,000	175,278
GSAMP Trust Series 2005-SEA2 Class A1 ±144A	0.55	1-25-2045	464,225	448,526
GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF ±144A	0.55	3-25-2035	353,250	295,281
GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF ±144A	0.55	9-25-2035	369,706	318,067
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.47	1-20-2035	491,740	478,950
Honda Auto Receivables Owner Trust Series 2011-3 Class A2	0.67	4-21-2014	40,665	40,693
Honda Auto Receivables Owner Trust Series 2012-4 Class A2	0.40	4-20-2015	275,000	275,054
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	100,000	100,073
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.36	1-20-2036	697,048	683,210
Huntington Auto Trust Series 2011-1A Class A3 144A	1.01	1-15-2016	175,000	175,812
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	1-15-2014	31,864	31,879
Mercedes-Benz Auto Receivables Series 2011-1 Class A3	0.85	3-16-2015	101,811	102,033
Morgan Stanley Dean Witter & Company Corporation HELOC Trust Series 2003-2 Class A ±	0.72	4-25-2016	18,610	18,493
Santander Drive Auto Receivables Trust Series 2011-4 Class A2	1.37	3-16-2015	71,355	71,537
SBI HELOC Trust Series 2005-HE1 Class 1A ±144A	0.39	11-25-2035	265,809	259,369
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	2-20-2014	17,457	17,467

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
World Omni Auto Receivables Trust 2012-B Class A2	0.43%	11-16-2015	$225,000	$225,079
Total Asset-Backed Securities (Cost $4,925,654)				4,771,459

Corporate Bonds and Notes : 22.37%
Consumer Discretionary : 1.36%

Automobiles : 0.43%
Daimler Finance North America LLC 144A	1.88	9-15-2014	150,000	152,219

Diversified Consumer Services : 0.65%
University of Notre Dame	4.14	9-1-2013	225,000	228,781

Media : 0.28%
Time Warner Cable Incorporated	6.20	7-1-2013	95,000	96,672

Consumer Staples : 3.49%
Beverages : 1.60%
Coca Cola Enterprises	1.13	11-12-2013	150,000	150,808
Coca Cola Company	0.75	3-13-2015	100,000	100,627
Miller Brewing Corporation 144A	5.50	8-15-2013	125,000	127,774
PepsiCo Americas Incorporated	4.38	2-15-2014	177,000	183,389

				562,598

Food Products : 1.89%
Campbell Soup Company	3.38	8-15-2014	250,000	260,191
General Mills Incorporated	5.20	3-17-2015	150,000	163,506
Kellogg Company Series B	4.25	3-6-2013	140,000	140,015
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	101,613

				665,325

Energy : 0.46%

Oil, Gas & Consumable Fuels : 0.46%
ConocoPhillips Australia	5.50	4-15-2013	125,000	125,694
Devon Energy Corporation	5.63	1-15-2014	35,000	36,496

				162,190

Financials : 10.10%

Capital Markets : 0.54%
Goldman Sachs Group Incorporated	5.25	4-1-2013	190,000	190,643

Commercial Banks : 2.82%
AMEX Centurion Bank	1.00	9-23-2013	245,000	245,738
Bank of Montreal ±	0.77	4-29-2014	125,000	125,600
Branch Banking & Trust Company ±	0.63	9-13-2016	250,000	247,146
HSBC Bank plc 144A	1.63	8-12-2013	200,000	201,158
KeyBank NA	4.95	9-15-2015	157,000	171,664

				991,306

Consumer Finance : 3.60%
BMW Bank of North America	1.00	7-18-2014	245,000	245,950
Caterpillar Financial Services Corporation «	2.00	4-5-2013	150,000	150,210
John Deere Capital Corporation	1.88	6-17-2013	300,000	301,353
National Credit Union Administration ±	0.22	6-12-2013	275,000	275,006
Toyota Motor Credit Corporation	4.53	2-17-2015	125,000	126,081

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Unilever Capital Corporation	3.65%	2-15-2014	$160,000	$164,832

				1,263,432

Diversified Financial Services : 2.68%
American Express	5.88	5-2-2013	125,000	126,147
Bank of America Corporation	4.90	5-1-2013	175,000	176,193
Citigroup Incorporated	6.50	8-19-2013	105,000	107,841
JPMorgan Chase & Company	4.65	6-1-2014	175,000	183,649
New York Life Global Funding 144A	4.65	5-9-2013	120,000	120,931
Pacific Life Global Funding 144A	5.15	4-15-2013	100,000	100,524
WMC Finance USA Limited	5.13	5-15-2013	125,000	126,179

				941,464

REITs : 0.46%
ERP Operating LP	5.25	9-15-2014	150,000	160,334

Health Care : 0.46%
Pharmaceuticals : 0.46%
Abbvie Incorporated 144A	1.20	11-6-2015	90,000	90,739
Sanofi-Aventis US LLC	1.20	9-30-2014	70,000	70,791

				161,530

Industrials : 1.67%
Aerospace & Defense : 0.76%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	75,000	78,363
Northrop Grumman Corporation	3.70	8-1-2014	180,000	187,622

				265,985

Building Products : 0.29%
Ingersoll-Rand Global Holding Company Limited	6.00	8-15-2013	100,000	102,444

Electrical Equipment : 0.17%
General Electric Company	0.85	10-9-2015	60,000	60,188

Road & Rail : 0.45%
Union Pacific Corporation	5.38	5-1-2014	150,000	158,166

Materials : 1.28%
Chemicals : 0.91%
Ecolab Incorporated	2.38	12-8-2014	65,000	66,820
Ecolab Incorporated	4.88	2-15-2015	125,000	134,460
Sherwin-Williams Company	3.13	12-15-2014	115,000	119,859

				321,139

Metals & Mining : 0.37%
Alcan Incorporated	5.20	1-15-2014	125,000	129,833

Telecommunication Services : 0.96%
Diversified Telecommunication Services : 0.96%
Verizon Communications Incorporated	5.25	4-15-2013	200,000	201,086
Verizon Wireless Corporation	5.55	2-1-2014	130,000	135,549

				336,635

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 2.59%
Electric Utilities : 1.91%
Monongahela Power Company 144A	7.95%	12-15-2013	$85,000	$89,599
Public Service Electric & Gas Company	5.38	9-1-2013	200,000	204,748
Southern California Edison Company	4.15	9-15-2014	61,000	64,156
Union Electric Company	4.65	10-1-2013	150,000	152,786
Wisconsin Electric Power Company	6.00	4-1-2014	150,000	158,747

				670,036

Gas Utilities : 0.68%
Atmos Energy Corporation	4.95	10-15-2014	125,000	133,124
MidAmerican Energy Company	4.65	10-1-2014	100,000	106,347
				239,471

Total Corporate Bonds and Notes (Cost $7,834,442)				7,860,391

Loan Participation: 1.04%
United States Department of Agriculture Loan	0.98	6-25-2016	253,749	253,851
United States Department of Agriculture Loan	5.37	9-8-2019	113,543	112,549

Total Loan Participation (Cost $365,451)				366,400

Municipal Obligations : 3.50%
Arkansas : 0.36%
Arkansas (GO)	1.50	7-1-2013	125,000	125,435

California : 0.14%
University of California Revenues Series AA-2 (Education Revenue)	0.89	7-1-2013	50,000	50,083

Colorado : 0.30%
Colorado Build America Building Excellent Schools Series E (GO)	3.73	3-15-2015	100,000	105,201

Illinois : 0.58%
Cook County Ill School District #135 Series A (Education Revenue, National/FGIC Insured)	4.75	5-1-2014	100,000	100,538
Illinois (GO)	4.07	1-1-2014	100,000	102,379

				202,917

Maine : 0.56%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	196,363
Texas : 1.21%
Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 (Education Revenue) ±	0.85	1-27-2020	38,024	38,149
Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue) ±	0.55	12-26-2018	130,640	130,519
El Paso TX (GO, AMBAC Insured)	5.72	8-15-2013	150,000	153,873
Galveston County TX Build America Bond (GO)	3.01	2-1-2014	100,000	102,620

				425,161

Wisconsin : 0.35%
Outagamie County WI Build America Bond (GO)	2.50	4-1-2013	125,000	125,226

Total Municipal Obligations (Cost $1,230,534)				1,230,386

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities : 9.04%
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88%	11-10-2042	$55,968	$56,049
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	9-11-2042	137,777	140,360
CNH Equipment Trust Series 2012-C Class A3	0.57	12-15-2017	175,000	175,103
Countrywide Home Loans Series 2004-R1 Class 1AF ±144A	0.60	11-25-2034	282,416	238,689
GE Dealer Floorplan Master Note Trust Series 2012-4 Class A ±	0.64	10-20-2017	175,000	175,372
GE Equipment Series 2012-1 Class A3	0.60	5-23-2016	150,000	150,171
GE Equipment Series 2012-2 Class A2	0.47	4-24-2015	225,000	225,098
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.60	6-25-2034	305,507	266,649
JPMorgan Chase Commercial Mortgage Series 2010-C2 Class A1 144A	2.75	11-15-2043	151,575	158,042
SLMA Series 2012-7 Class A1 ±	0.36	2-27-2017	161,370	161,416
Structured Asset Securities Corporation Series 2004-NP2 Class A ±144A	0.55	6-25-2034	308,841	276,927
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	231,115	232,079
Structured Asset Securities Corporation Series 2006-RM1 Class A1 ±144A	0.45	8-25-2046	307,250	179,741
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.48	5-25-2047	874,213	511,415
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.43	4-25-2045	243,721	227,837

Total Non-Agency Mortgage Backed Securities (Cost $3,784,288)				3,174,948

Yankee Corporate Bonds and Notes : 2.03%
Consumer Discretionary : 0.51%
Media : 0.51%
Thomson Reuters Corporation	5.95	7-15-2013	175,000	178,452

Energy : 0.52%
Oil, Gas & Consumable Fuels : 0.52%
Shell International Finance BV	4.00	3-21-2014	175,000	181,393

Financials : 0.29%
Commercial Banks : 0.29%
Royal Bank of Canada	0.80	10-30-2015	100,000	100,215

Health Care : 0.71%
Health Care Equipment & Supplies : 0.71%
Covidien International Finance SA	1.88	6-15-2013	250,000	250,963

Total Yankee Corporate Bonds and Notes (Cost $709,425)				711,023

Short-Term Investments : 14.13%	Yield		Shares
Investment Companies : 14.13%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13		4,862,432	4,862,432
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.18		103,000	103,000

Total Short-Term Investments (Cost $4,965,432)				4,965,432

PORTFOLIO OF INVESTMENTS — February 28, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Total investments in securities (Cost $35,241,317)*	100.35%	$35,256,355
Other assets and liabilities, net	(0.35)	(122,668)

Total net assets	100.00%	$35,133,687

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $35,441,947 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$837,481
Gross unrealized depreciation	(1,023,073)

Net unrealized depreciation	$(185,592)

Wells Fargo Advantage Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of Investments – February 28, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and

Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$12,176,316	$0	$12,176,316

Asset-backed securities	0	4,771,459	0	4,771,459

Corporate bonds and notes	0	7,860,391	0	7,860,391

Loan participation	0	0	366,400	366,400

Municipal obligations	0	1,230,386	0	1,230,386

Non-agency mortgage backed securities	0	2,483,792	691,156	3,174,948

Yankee corporate bonds and notes	0	711,023	0	711,023

Short-term investments

Investment companies	4,862,432	103,000	0	4,965,432

	$4,862,432	$29,516,108	$1,057,556	$35,256,355

As of February 28, 2013, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(1,134)	$0	$0	$(1,134)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 28, 2013 the Portfolio did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loan participation	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2012	$423,589	$629,312	$167,564	$1,220,465
Accrued discounts (premiums)	75	0	0	75
Realized gains (losses)	(17)	0	141,861	141,844
Change in unrealized gains (losses)	5,383	144,454	(47,387)	102,450
Purchases	0	0	0	0
Sales	(62,630)	(82,610)	(262,038)	(407,278)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0

Balance as of February 28, 2013	$366,400	$691,156	$0	$1,057,556

Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period	$4,563	$102,967	$0	$107,530

The investment types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Derivative transactions

As of February 28, 2013, the Portfolio entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At February 28, 2013, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized losses
6-28-2013	20 Short	5-Year U.S. Treasury Notes	$2,479,688	$(1,134)

As of February 28, 2013, the Portfolio had segregated $11,000 as cash collateral for open futures contracts.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 26, 2013

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: April 26, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: April 26, 2013